JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
COMMON STOCKS — 53.3%
Aerospace & Defense — 0.5%
Airbus SE (France)	18		1,151
Arconic, Inc.	–	(a)	7
BAE Systems plc (United Kingdom)	12		75
Boeing Co. (The)	1		84
Dassault Aviation SA (France)	–	(a)	8
Elbit Systems Ltd. (Israel)	–	(a)	12
General Dynamics Corp.	2		294
Huntington Ingalls Industries, Inc.	–	(a)	8
L3Harris Technologies, Inc.	–	(a)	42
Leonardo SpA (Italy)	1		10
Lockheed Martin Corp.	–	(a)	95
Meggitt plc (United Kingdom)	3		10
MTU Aero Engines AG (Germany)	–	(a)	27
Northrop Grumman Corp.	4		1,221
Raytheon Co.	–	(a)	39
Rolls-Royce Holdings plc (United Kingdom) *	6		27
Safran SA (France) *	10		883
Singapore Technologies Engineering Ltd. (Singapore)	6		12
Textron, Inc.	–	(a)	–	(a)
Thales SA (France)	–	(a)	32
TransDigm Group, Inc.	–	(a)	16
United Technologies Corp.	7		680

			4,733

Air Freight & Logistics — 0.0% (b)
CH Robinson Worldwide, Inc.	–	(a)	8
Deutsche Post AG (Registered) (Germany)	4		97
DSV Panalpina A/S (Denmark)	1		72
Expeditors International of Washington, Inc.	–	(a)	12
FedEx Corp.	–	(a)	31
Hyundai Glovis Co. Ltd. (South Korea)	–	(a)	23
SG Holdings Co. Ltd. (Japan)	1		14
United Parcel Service, Inc., Class B	1		69
Yamato Holdings Co. Ltd. (Japan)	1		19

			345

Airlines — 0.1%
Alaska Air Group, Inc.	–	(a)	–	(a)
American Airlines Group, Inc.	–	(a)	5
ANA Holdings, Inc. (Japan)	–	(a)	10
Delta Air Lines, Inc.	19		540
Deutsche Lufthansa AG (Registered) (Germany)	1		9
easyJet plc (United Kingdom)	1		4
Japan Airlines Co. Ltd. (Japan)	1		9
Qantas Airways Ltd. (Australia)	2		4
Singapore Airlines Ltd. (Singapore)	2		8
Southwest Airlines Co.	7		265
United Airlines Holdings, Inc. *	–	(a)	7

			861

Auto Components — 0.1%
Aisin Seiki Co. Ltd. (Japan)	1		15
Aptiv plc	–	(a)	13
BorgWarner, Inc.	–	(a)	2
Bosch Ltd. (India)	–	(a)	22
Bridgestone Corp. (Japan)	2		64
Cie Generale des Etablissements Michelin SCA (France)	1		55
Continental AG (Germany)	–	(a)	29
Denso Corp. (Japan)	2		51
Faurecia SE (France)	–	(a)	8
Hanon Systems (South Korea)	4		31
Hyundai Mobis Co. Ltd. (South Korea)	1		90
JTEKT Corp. (Japan)	1		5
Koito Manufacturing Co. Ltd. (Japan)	–	(a)	13
Mando Corp. (South Korea)	1		25
Nexteer Automotive Group Ltd. (China)	21		10
NGK Spark Plug Co. Ltd. (Japan)	1		8
Nokian Renkaat OYJ (Finland)	–	(a)	12
Pirelli & C SpA (Italy) (c)	1		5
Stanley Electric Co. Ltd. (Japan)	1		10
Sumitomo Electric Industries Ltd. (Japan)	3		29
Sumitomo Rubber Industries Ltd. (Japan)	1		7
Toyoda Gosei Co. Ltd. (Japan)	–	(a)	3
Toyota Industries Corp. (Japan)	1		24
Valeo SA (France)	1		14
Weifu High-Technology Group Co. Ltd., Class A (China)	21		56
Yokohama Rubber Co. Ltd. (The) (Japan)	–	(a)	1

			602

Automobiles — 0.6%
Astra International Tbk. PT (Indonesia)	1,001		238
Bayerische Motoren Werke AG (Germany)	1		62
Bayerische Motoren Werke AG (Preference) (Germany)	–	(a)	9
Daimler AG (Registered) (Germany)	3		99
Ferrari NV (Italy)	–	(a)	68
Fiat Chrysler Automobiles NV (United Kingdom)	4		28
Ford Motor Co.	4		20
Ford Otomotiv Sanayi A/S (Turkey)	3		22
Geely Automobile Holdings Ltd. (China)	46		67
General Motors Co.	2		33
Honda Motor Co. Ltd. (Japan)	6		134
Hyundai Motor Co. (South Korea)	1		77
Isuzu Motors Ltd. (Japan)	2		15
Kia Motors Corp. (South Korea)	3		72
Mahindra & Mahindra Ltd. (India)	35		129
Maruti Suzuki India Ltd. (India)	1		74
Mazda Motor Corp. (Japan)	2		11
Mitsubishi Motors Corp. (Japan)	3		8
Nissan Motor Co. Ltd. (Japan)	9		28
Peugeot SA (France)	2		28
Porsche Automobil Holding SE (Preference) (Germany)	1		23
Renault SA (France)	1		13
SAIC Motor Corp. Ltd., Class A (China)	22		62

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Subaru Corp. (Japan)	2		44
Suzuki Motor Corp. (Japan)	1		31
Tesla, Inc. *	4		1,901
Thor Industries, Inc.	6		240
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	10		25
Toyota Motor Corp. (Japan)	26		1,549
Volkswagen AG (Germany)	–	(a)	16
Volkswagen AG (Preference) (Germany)	2		268
Yamaha Motor Co. Ltd. (Japan)	1		13

			5,407

Banks — 3.6%
ABN AMRO Bank NV, CVA (Netherlands) (c)	2		13
Absa Group Ltd. (South Africa)	11		47
AIB Group plc (Ireland) *	3		3
Al Rajhi Bank (Saudi Arabia)	10		147
Alinma Bank (Saudi Arabia) *	12		68
Aozora Bank Ltd. (Japan)	1		10
Australia & New Zealand Banking Group Ltd. (Australia)	10		109
Axis Bank Ltd. (India)	17		85
Banco Bilbao Vizcaya Argentaria SA (Spain)	24		75
Banco Bradesco SA (Preference) (Brazil)	34		136
Banco de Sabadell SA (Spain)	21		10
Banco do Brasil SA (Brazil) *	9		49
Banco Santander Chile, ADR (Chile)	14		209
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico)	37		24
Banco Santander SA (Spain)	61		144
Bancolombia SA (Colombia)	4		22
Bank Central Asia Tbk. PT (Indonesia)	344		579
Bank Hapoalim BM (Israel)	4		25
Bank Leumi Le-Israel BM (Israel)	5		30
Bank of America Corp.	102		2,162
Bank of China Ltd., Class H (China)	518		197
Bank of East Asia Ltd. (The) (Hong Kong)	5		11
Bank of Ireland Group plc (Ireland)	4		7
Bank of Kyoto Ltd. (The) (Japan)	–	(a)	6
Bank Rakyat Indonesia Persero Tbk. PT (Indonesia)	3,043		558
Bankia SA (Spain)	5		6
Bankinter SA (Spain)	3		10
Barclays plc (United Kingdom)	63		72
Bendigo & Adelaide Bank Ltd. (Australia)	2		7
BNP Paribas SA (France)	4		120
BOC Hong Kong Holdings Ltd. (China)	13		36
Cadence BanCorp	3		17
CaixaBank SA (Spain)	13		24
Capitec Bank Holdings Ltd. (South Africa)	7		351
Chiba Bank Ltd. (The) (Japan)	2		10
China Construction Bank Corp., Class H (China)	550		447
China Merchants Bank Co. Ltd., Class H (China)	41		184
CIMB Group Holdings Bhd. (Malaysia)	40		33
Citigroup, Inc.	43		1,821
Citizens Financial Group, Inc.	25		462
Comerica, Inc.	–	(a)	10
Commerce Bancshares, Inc.	8		401
Commerzbank AG (Germany)	4		13
Commonwealth Bank of Australia (Australia)	14		527
Concordia Financial Group Ltd. (Japan)	4		13
Credicorp Ltd. (Peru)	7		1,073
Credit Agricole SA (France)	4		30
CTBC Financial Holding Co. Ltd. (Taiwan)	192		113
Cullen/Frost Bankers, Inc.	4		249
Danske Bank A/S (Denmark)	2		26
DBS Group Holdings Ltd. (Singapore)	50		655
DNB ASA (Norway)	3		39
E.Sun Financial Holding Co. Ltd. (Taiwan)	129		103
East West Bancorp, Inc.	7		186
Erste Group Bank AG (Austria)	31		571
Fifth Third Bancorp	16		242
FinecoBank Banca Fineco SpA (Italy)	2		20
First Hawaiian, Inc.	19		307
First Republic Bank	12		971
Fukuoka Financial Group, Inc. (Japan)	1		9
Grupo Financiero Banorte SAB de CV, Class O (Mexico)	237		649
Hana Financial Group, Inc. (South Korea)	4		70
Hang Seng Bank Ltd. (Hong Kong)	3		48
HDFC Bank Ltd., ADR (India)	55		2,109
HSBC Holdings plc (United Kingdom)	74		418
Huntington Bancshares, Inc.	65		535
IBERIABANK Corp.	6		199
ICICI Bank Ltd., ADR (India)	4		34
IndusInd Bank Ltd. (India)	3		16
Industrial & Commercial Bank of China Ltd., Class H (China)	458		312
ING Groep NV (Netherlands)	79		404
Intesa Sanpaolo SpA (Italy)	54		88
Israel Discount Bank Ltd., Class A (Israel)	5		14
Itau Unibanco Holding SA, ADR (Brazil)	194		872
Itausa - Investimentos Itau SA (Preference) (Brazil)	30		50
Japan Post Bank Co. Ltd. (Japan)	2		16
Kasikornbank PCL (Thailand)	18		49
KB Financial Group, Inc. (South Korea)	4		103
KBC Group NV (Belgium)	10		444
KeyCorp	92		952

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Komercni banka A/S (Czech Republic) *	2		31
Kotak Mahindra Bank Ltd. (India)	27		463
Lloyds Banking Group plc (United Kingdom)	256		100
M&T Bank Corp.	7		755
Mebuki Financial Group, Inc. (Japan)	3		7
Mediobanca Banca di Credito Finanziario SpA (Italy)	2		12
Mitsubishi UFJ Financial Group, Inc. (Japan)	45		168
Mizrahi Tefahot Bank Ltd. (Israel)	1		10
Mizuho Financial Group, Inc. (Japan)	88		101
Moneta Money Bank A/S (Czech Republic) (c)	14		29
National Australia Bank Ltd. (Australia)	11		108
National Commercial Bank (Saudi Arabia)	9		79
Nordea Bank Abp (Finland)	12		66
OTP Bank Nyrt. (Hungary)	3		79
Oversea-Chinese Banking Corp. Ltd. (Singapore)	12		71
People’s United Financial, Inc.	1		9
Ping An Bank Co. Ltd., Class A (China)	39		69
PNC Financial Services Group, Inc. (The)	12		1,176
Postal Savings Bank of China Co. Ltd., Class H (China) (c)	135		82
Public Bank Bhd. (Malaysia)	61		223
Qatar National Bank QPSC (Qatar)	20		91
Raiffeisen Bank International AG (Austria)	1		7
Regions Financial Corp.	2		19
Resona Holdings, Inc. (Japan)	8		23
Royal Bank of Scotland Group plc (United Kingdom)	18		24
Sberbank of Russia PJSC (Russia)	252		585
Sberbank of Russia PJSC, ADR (Russia)	1		11
Sberbank of Russia PJSC, ADR (Russia)	14		132
Sberbank of Russia PJSC (Russia)	53		122
ServisFirst Bancshares, Inc.	8		229
Seven Bank Ltd. (Japan)	2		6
Shinhan Financial Group Co. Ltd. (South Korea)	4		88
Shinsei Bank Ltd. (Japan)	1		9
Shizuoka Bank Ltd. (The) (Japan)	2		11
Signature Bank	4		301
Skandinaviska Enskilda Banken AB, Class A (Sweden)	6		40
Societe Generale SA (France)	3		48
Standard Chartered plc (United Kingdom)	10		55
Sumitomo Mitsui Financial Group, Inc. (Japan)	5		117
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1		34
SVB Financial Group *	3		500
Svenska Handelsbanken AB, Class A (Sweden) *	81		669
Swedbank AB, Class A (Sweden)	3		36
Truist Financial Corp.	40		1,228
UniCredit SpA (Italy)	7		57
United Overseas Bank Ltd. (Singapore)	5		63
US Bancorp	19		643
Wells Fargo & Co.	38		1,090
Western Alliance Bancorp	11		334
Westpac Banking Corp. (Australia)	13		134
Wintrust Financial Corp.	1		37
Zions Bancorp NA	–	(a)	10

			31,657

Beverages — 1.3%
Ambev SA (Brazil) *	30		68
Ambev SA, ADR (Brazil) *	129		298
Anheuser-Busch InBev SA/NV (Belgium)	3		123
Asahi Group Holdings Ltd. (Japan)	1		42
Brown-Forman Corp., Class B	–	(a)	11
Budweiser Brewing Co. APAC Ltd. (China) * (c)	256		657
Carlsberg A/S, Class B (Denmark)	6		639
Cia Cervecerias Unidas SA, ADR (Chile)	1		15
Coca-Cola Amatil Ltd. (Australia)	2		11
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	1		10
Coca-Cola Co. (The)	74		3,270
Coca-Cola European Partners plc (United Kingdom)	1		32
Coca-Cola HBC AG (Switzerland)	1		16
Constellation Brands, Inc., Class A	8		1,099
Davide Campari-Milano SpA (Italy)	2		17
Diageo plc (United Kingdom)	79		2,496
Fomento Economico Mexicano SAB de CV, ADR (Mexico)	6		381
Heineken Holding NV (Netherlands)	–	(a)	33
Heineken NV (Netherlands)	1		80
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A (China)	4		49
Keurig Dr Pepper, Inc.	11		270
Kirin Holdings Co. Ltd. (Japan)	3		61
Kweichow Moutai Co. Ltd., Class A (China)	4		665
Molson Coors Beverage Co., Class B	–	(a)	1
Monster Beverage Corp. *	–	(a)	23
PepsiCo, Inc.	2		194
Pernod Ricard SA (France)	5		731
Remy Cointreau SA (France)	–	(a)	10
Suntory Beverage & Food Ltd. (Japan)	1		23
Treasury Wine Estates Ltd. (Australia)	3		16

			11,341

Biotechnology — 1.0%
AbbVie, Inc.	33		2,479
Alexion Pharmaceuticals, Inc. *	7		627
Amgen, Inc.	8		1,616
BeiGene Ltd., ADR (China) *	–	(a)	35
Biogen, Inc. *	1		287

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
CSL Ltd. (Australia)	2		302
Exact Sciences Corp. *	8		472
Exelixis, Inc. *	26		452
Galapagos NV (Belgium) *	–	(a)	33
Genmab A/S (Denmark) *	–	(a)	48
Gilead Sciences, Inc.	1		100
Grifols SA (Spain)	1		38
Incyte Corp. *	–	(a)	14
Innovent Biologics, Inc. (China) * (c)	12		50
Intercept Pharmaceuticals, Inc. *	3		200
PeptiDream, Inc. (Japan) *	–	(a)	10
Regeneron Pharmaceuticals, Inc. *	3		1,360
Sage Therapeutics, Inc. *	3		80
Vertex Pharmaceuticals, Inc. *	4		940

			9,143

Building Products — 0.4%
AGC, Inc. (Japan)	1		15
Allegion plc	–	(a)	9
AO Smith Corp.	–	(a)	–	(a)
Assa Abloy AB, Class B (Sweden)	4		68
China Lesso Group Holdings Ltd. (China)	31		40
Cie de Saint-Gobain (France)	2		43
Daikin Industries Ltd. (Japan)	7		797
Fortune Brands Home & Security, Inc.	21		912
Geberit AG (Registered) (Switzerland)	–	(a)	60
Johnson Controls International plc	1		22
Kingspan Group plc (Ireland)	1		30
Lennox International, Inc.	2		336
LIXIL Group Corp. (Japan)	1		12
Masco Corp.	–	(a)	10
Patrick Industries, Inc.	6		157
TOTO Ltd. (Japan)	1		16
Trane Technologies plc	8		693
Zhejiang Weixing New Building Materials Co. Ltd., Class A (China)	26		40

			3,260

Capital Markets — 1.9%
3i Group plc (United Kingdom)	4		34
Ameriprise Financial, Inc.	3		302
Amundi SA (France) (c)	–	(a)	13
ASX Ltd. (Australia)	1		33
B3 SA - Brasil Bolsa Balcao (Brazil)	60		409
Bank of New York Mellon Corp. (The)	1		30
BlackRock, Inc.	5		2,248
Cboe Global Markets, Inc.	–	(a)	10
Charles Schwab Corp. (The)	50		1,687
CME Group, Inc.	–	(a)	65
Credit Suisse Group AG (Registered) (Switzerland) *	9		75
Daiwa Securities Group, Inc. (Japan)	6		22
Deutsche Bank AG (Registered) (Germany)	7		46
Deutsche Boerse AG (Germany)	5		668
E*TRADE Financial Corp.	9		302
Eaton Vance Corp.	7		218
FactSet Research Systems, Inc.	1		348
Focus Financial Partners, Inc., Class A*	8		188
Goldman Sachs Group, Inc. (The)	–	(a)	52
Hargreaves Lansdown plc (United Kingdom)	1		21
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	36		1,091
Intercontinental Exchange, Inc.	20		1,613
Invesco Ltd.	13		119
Japan Exchange Group, Inc. (Japan)	2		35
Julius Baer Group Ltd. (Switzerland) *	1		27
KIWOOM Securities Co. Ltd. (South Korea)	–	(a)	23
Lazard Ltd., Class A	10		228
London Stock Exchange Group plc (United Kingdom)	7		647
Macquarie Group Ltd. (Australia)	1		67
Magellan Financial Group Ltd. (Australia)	–	(a)	12
MarketAxess Holdings, Inc.	–	(a)	13
Moelis & Co., Class A	9		264
Moody’s Corp.	–	(a)	37
Morgan Stanley	74		2,506
Morningstar, Inc.	3		349
Moscow Exchange MICEX-RTS PJSC (Russia)	46		57
MSCI, Inc.	–	(a)	25
Nasdaq, Inc.	6		610
Natixis SA (France)	4		12
Nomura Holdings, Inc. (Japan)	12		51
Northern Trust Corp.	6		416
Partners Group Holding AG (Switzerland)	–	(a)	47
Raymond James Financial, Inc.	–	(a)	–	(a)
S&P Global, Inc.	4		964
SBI Holdings, Inc. (Japan)	1		13
Schroders plc (United Kingdom)	–	(a)	14
Singapore Exchange Ltd. (Singapore)	3		21
St James’s Place plc (United Kingdom)	2		18
Standard Life Aberdeen plc (United Kingdom)	9		24
State Street Corp.	–	(a)	20
T. Rowe Price Group, Inc.	8		753
UBS Group AG (Registered) (Switzerland) *	14		130

			16,977

Chemicals — 0.7%
AdvanSix, Inc. *	7		64
Air Liquide SA (France)	2		222
Air Products & Chemicals, Inc.	–	(a)	47
Air Water, Inc. (Japan)	1		10
Akzo Nobel NV (Netherlands)	1		50
Albemarle Corp.	–	(a)	6
Arkema SA (France)	–	(a)	17
Asahi Kasei Corp. (Japan)	5		33
Asian Paints Ltd. (India)	21		460
Axalta Coating Systems Ltd. *	14		234
BASF SE (Germany)	3		157
Celanese Corp.	–	(a)	6
CF Industries Holdings, Inc.	–	(a)	6
Chr Hansen Holding A/S (Denmark)	–	(a)	28
Clariant AG (Registered) (Switzerland)	1		14
Corteva, Inc.	1		19

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Covestro AG (Germany) (c)	1		19
Croda International plc (United Kingdom)	–	(a)	25
Daicel Corp. (Japan)	1		7
Dow, Inc.	1		23
DuPont de Nemours, Inc.	1		27
Eastman Chemical Co.	11		535
Ecolab, Inc.	–	(a)	53
EMS-Chemie Holding AG (Registered) (Switzerland)	–	(a)	20
Evonik Industries AG (Germany)	1		16
FMC Corp.	–	(a)	11
Formosa Chemicals & Fibre Corp. (Taiwan)	15		33
Formosa Plastics Corp. (Taiwan)	45		111
FUCHS PETROLUB SE (Preference) (Germany)	–	(a)	10
Givaudan SA (Registered) (Switzerland)	–	(a)	108
Hitachi Chemical Co. Ltd. (Japan)	–	(a)	17
Incitec Pivot Ltd. (Australia)	6		8
International Flavors & Fragrances, Inc.	–	(a)	11
Israel Chemicals Ltd. (Israel)	2		7
Johnson Matthey plc (United Kingdom)	1		16
JSR Corp. (Japan)	1		13
Kansai Paint Co. Ltd. (Japan)	1		13
Koninklijke DSM NV (Netherlands)	1		74
Kuraray Co. Ltd. (Japan)	1		12
LANXESS AG (Germany)	–	(a)	12
LG Chem Ltd. (South Korea)	–	(a)	105
Linde plc (United Kingdom)	3		496
Linde plc (United Kingdom)	4		669
Lotte Chemical Corp. (South Korea)	–	(a)	54
LyondellBasell Industries NV, Class A	–	(a)	13
Mitsubishi Chemical Holdings Corp. (Japan)	5		27
Mitsubishi Gas Chemical Co., Inc. (Japan)	1		7
Mitsui Chemicals, Inc. (Japan)	1		11
Nippon Paint Holdings Co. Ltd. (Japan)	1		26
Nissan Chemical Corp. (Japan)	–	(a)	15
Nitto Denko Corp. (Japan)	1		27
Novozymes A/S, Class B (Denmark)	1		35
Orica Ltd. (Australia)	1		14
Petronas Chemicals Group Bhd. (Malaysia)	40		46
PPG Industries, Inc.	–	(a)	21
PTT Global Chemical PCL (Thailand)	13		12
Quaker Chemical Corp.	2		256
Saudi Basic Industries Corp. (Saudi Arabia)	4		75
Sherwin-Williams Co. (The)	–	(a)	40
Shin-Etsu Chemical Co. Ltd. (Japan)	9		914
Showa Denko KK (Japan)	–	(a)	8
Sika AG (Registered) (Switzerland)	–	(a)	76
Solvay SA (Belgium)	–	(a)	20
Sumitomo Chemical Co. Ltd. (Japan)	5		16
Symrise AG (Germany)	5		437
Taiyo Nippon Sanso Corp. (Japan)	1		7
Teijin Ltd. (Japan)	1		12
Toray Industries, Inc. (Japan)	5		22
Tosoh Corp. (Japan)	1		11
Umicore SA (Belgium)	1		25
UPL Ltd. (India)	10		44
Xinyangfeng Agricultural Technology Co. Ltd., Class A (China)	33		37
Yara International ASA (Norway)	1		20

			6,152

Commercial Services & Supplies — 0.4%
Brady Corp., Class A	5		212
Brambles Ltd. (Australia)	6		37
Cintas Corp.	–	(a)	15
Copart, Inc. *	8		537
Country Garden Services Holdings Co. Ltd. (China)	18		72
Dai Nippon Printing Co. Ltd. (Japan)	1		19
G4S plc (United Kingdom)	5		6
IAA, Inc. *	10		291
ISS A/S (Denmark)	1		8
MSA Safety, Inc.	5		475
Park24 Co. Ltd. (Japan)	–	(a)	6
Rentokil Initial plc (United Kingdom)	7		32
Republic Services, Inc.	–	(a)	17
Rollins, Inc.	–	(a)	–	(a)
Secom Co. Ltd. (Japan)	1		58
Securitas AB, Class B (Sweden)	1		13
Sohgo Security Services Co. Ltd. (Japan)	–	(a)	10
Toppan Printing Co. Ltd. (Japan)	1		17
Waste Connections, Inc.	22		1,691
Waste Management, Inc.	1		48

			3,564

Communications Equipment — 0.2%
Arista Networks, Inc. *	2		402
Cisco Systems, Inc.	18		719
CommScope Holding Co., Inc. *	35		318
F5 Networks, Inc. *	–	(a)	7
Juniper Networks, Inc.	–	(a)	7
Motorola Solutions, Inc.	–	(a)	24
Nokia OYJ (Finland)	21		63
Telefonaktiebolaget LM Ericsson, Class B (Sweden) *	11		91

			1,631

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	1		19
Bouygues SA (France)	1		24
China State Construction International Holdings Ltd. (China)	54		40
CIMIC Group Ltd. (Australia)	–	(a)	6
Eiffage SA (France)	–	(a)	20
Ferrovial SA (Spain)	2		43
HOCHTIEF AG (Germany)	–	(a)	6
Jacobs Engineering Group, Inc.	–	(a)	10
JGC Holdings Corp. (Japan)	1		7
Kajima Corp. (Japan)	2		18
Larsen & Toubro Ltd. (India)	5		58

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Obayashi Corp. (Japan)	2		20
Shimizu Corp. (Japan)	2		18
Skanska AB, Class B (Sweden) *	1		19
Taisei Corp. (Japan)	1		21
Vinci SA (France)	14		1,148
WillScot Corp. *	22		228

			1,705

Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd., Class H (China)	7		45
Boral Ltd. (Australia)	4		5
CRH plc (Ireland)	3		79
Fletcher Building Ltd. (New Zealand)	4		7
HeidelbergCement AG (Germany)	1		23
James Hardie Industries plc, CHDI	2		19
LafargeHolcim Ltd. (Registered) (Switzerland) *	20		739
Martin Marietta Materials, Inc.	4		684
Siam Cement PCL (The) (Registered) (Thailand)	34		332
Taiheiyo Cement Corp. (Japan)	1		8
UltraTech Cement Ltd. (India)	2		72
Vulcan Materials Co.	5		580

			2,593

Consumer Finance — 0.2%
Acom Co. Ltd. (Japan)	2		7
AEON Financial Service Co. Ltd. (Japan)	–	(a)	4
American Express Co.	8		652
Capital One Financial Corp.	17		840
Credit Saison Co. Ltd. (Japan)	1		7
Discover Financial Services	–	(a)	12
Isracard Ltd. (Israel)	–	(a)	–	(a)
Shriram Transport Finance Co. Ltd. (India)	4		32
Synchrony Financial	1		10

			1,564

Containers & Packaging — 0.6%
Amcor plc	2		14
AptarGroup, Inc.	8		747
Avery Dennison Corp.	6		618
Ball Corp.	22		1,426
Crown Holdings, Inc. *	16		903
Graphic Packaging Holding Co.	33		396
International Paper Co.	–	(a)	13
Packaging Corp. of America	6		498
Sealed Air Corp.	–	(a)	3
Smurfit Kappa Group plc (Ireland)	1		23
Toyo Seikan Group Holdings Ltd. (Japan)	–	(a)	5
Westrock Co.	13		370

			5,016

Distributors — 0.1%
Genuine Parts Co.	–	(a)	10
Jardine Cycle & Carriage Ltd. (Singapore)	–	(a)	4
LKQ Corp. *	9		195
Pool Corp.	4		787

			996

Diversified Consumer Services — 0.1%
Benesse Holdings, Inc. (Japan)	–	(a)	7
Bright Horizons Family Solutions, Inc. *	4		446
Cogna Educacao (Brazil)	15		12
H&R Block, Inc.	–	(a)	2

			467

Diversified Financial Services — 0.3%
AMP Ltd. (Australia) *	12		10
Berkshire Hathaway, Inc., Class B *	8		1,477
Chailease Holding Co. Ltd. (Taiwan)	22		66
Challenger Ltd. (Australia)	2		5
Eurazeo SE (France)	–	(a)	4
EXOR NV (Netherlands)	–	(a)	20
Far East Horizon Ltd. (China)	30		24
FirstRand Ltd. (South Africa)	149		334
Groupe Bruxelles Lambert SA (Belgium)	–	(a)	23
Industrivarden AB, Class C (Sweden)	1		12
Investor AB, Class B (Sweden)	2		75
Kinnevik AB, Class B (Sweden)	1		14
L E Lundbergforetagen AB, Class B (Sweden)	–	(a)	12
M&G plc (United Kingdom) *	9		13
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	2		8
ORIX Corp. (Japan)	5		59
Pargesa Holding SA (Switzerland)	–	(a)	10
RMB Holdings Ltd. (South Africa)	39		108
Tokyo Century Corp. (Japan)	–	(a)	3
Wendel SA (France)	–	(a)	8
Yuanta Financial Holding Co. Ltd. (Taiwan)	117		60

			2,345

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	8		224
BT Group plc (United Kingdom)	31		45
Cellnex Telecom SA (Spain) (c)	1		41
CenturyLink, Inc.	1		10
China Unicom Hong Kong Ltd. (China)	98		57
Deutsche Telekom AG (Registered) (Germany)	12		158
Elisa OYJ (Finland)	1		35
HKT Trust & HKT Ltd. (Hong Kong)	15		20
Iliad SA (France)	–	(a)	7
Koninklijke KPN NV (Netherlands)	13		31
Nippon Telegraph & Telephone Corp. (Japan)	33		792
Orange SA (France)	41		497
PCCW Ltd. (Hong Kong)	10		6
Proximus SADP (Belgium)	–	(a)	10
Saudi Telecom Co. (Saudi Arabia)	2		55
Singapore Telecommunications Ltd. (Singapore)	30		53
Spark New Zealand Ltd. (New Zealand)	7		16
Swisscom AG (Registered) (Switzerland)	–	(a)	51
Telecom Italia SpA (Italy) *	33		13

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Telecom Italia SpA (Italy)	25		10
Telefonica Brasil SA (Preference) (Brazil)	3		32
Telefonica Deutschland Holding AG (Germany)	4		9
Telefonica SA (Spain)	17		78
Telekomunikasi Indonesia Persero Tbk. PT (Indonesia)	532		103
Telenor ASA (Norway)	3		38
Telia Co. AB (Sweden)	10		36
Telstra Corp. Ltd. (Australia)	15		29
TPG Telecom Ltd. (Australia)	1		6
United Internet AG (Registered) (Germany)	–	(a)	11
Verizon Communications, Inc.	52		2,781

			5,254

Electric Utilities — 1.3%
Alliant Energy Corp.	–	(a)	6
American Electric Power Co., Inc.	13		1,021
AusNet Services (Australia)	7		7
Chubu Electric Power Co., Inc. (Japan)	2		34
Chugoku Electric Power Co., Inc. (The) (Japan)	–	(a)	3
CK Infrastructure Holdings Ltd. (Hong Kong)	2		11
CLP Holdings Ltd. (Hong Kong)	7		60
Duke Energy Corp.	6		482
Edison International	6		349
EDP - Energias de Portugal SA (Portugal)	9		38
Electricite de France SA (France)	2		17
Endesa SA (Spain)	1		24
Enel SpA (Italy)	72		494
Entergy Corp.	4		349
Equatorial Energia SA (Brazil)	5		16
Evergy, Inc.	–	(a)	12
Eversource Energy	–	(a)	26
Exelon Corp.	1		38
FirstEnergy Corp.	1		23
Fortum OYJ (Finland)	2		24
HK Electric Investments & HK Electric Investments Ltd. (Hong Kong) (c)	11		11
Iberdrola SA (Spain)	66		647
Kansai Electric Power Co., Inc. (The) (Japan)	3		29
Kyushu Electric Power Co., Inc. (Japan)	2		13
Mercury NZ Ltd. (New Zealand)	3		7
NextEra Energy, Inc.	15		3,543
NRG Energy, Inc.	–	(a)	2
Orsted A/S (Denmark) (c)	8		800
Pinnacle West Capital Corp.	–	(a)	–	(a)
Portland General Electric Co.	8		369
Power Assets Holdings Ltd. (Hong Kong)	5		30
Power Grid Corp. of India Ltd. (India)	33		69
PPL Corp.	1		20
Red Electrica Corp. SA (Spain)	2		28
Southern Co. (The)	1		73
SSE plc (United Kingdom)	4		61
Tenaga Nasional Bhd. (Malaysia)	22		61
Terna Rete Elettrica Nazionale SpA (Italy)	5		32
Tohoku Electric Power Co., Inc. (Japan)	2		16
Tokyo Electric Power Co. Holdings, Inc. (Japan) *	6		19
Verbund AG (Austria)	–	(a)	10
Xcel Energy, Inc.	50		3,025

			11,899

Electrical Equipment — 0.8%
ABB Ltd. (Registered) (Switzerland)	7		117
AMETEK, Inc.	9		657
Eaton Corp. plc	15		1,162
Emerson Electric Co.	1		31
Fuji Electric Co. Ltd. (Japan)	1		11
Generac Holdings, Inc. *	13		1,185
Legrand SA (France)	10		640
Melrose Industries plc (United Kingdom)	18		20
Mitsubishi Electric Corp. (Japan)	7		82
NARI Technology Co. Ltd., Class A (China)	17		46
Nidec Corp. (Japan)	12		608
Prysmian SpA (Italy)	1		14
Rockwell Automation, Inc.	–	(a)	18
Schneider Electric SE (France)	28		2,400
Siemens Gamesa Renewable Energy SA (Spain)	1		13
Vestas Wind Systems A/S (Denmark)	1		56
WEG SA (Brazil)	34		218
Zhejiang Chint Electrics Co. Ltd., Class A (China)	13		43

			7,321

Electronic Equipment, Instruments & Components — 0.7%
Alps Alpine Co. Ltd. (Japan)	1		7
Amphenol Corp., Class A	6		469
Arrow Electronics, Inc. *	5		280
BOE Technology Group Co. Ltd., Class A (China)	85		44
CDW Corp.	–	(a)	14
Cognex Corp.	7		316
Corning, Inc.	1		17
Delta Electronics, Inc. (Taiwan)	124		491
FLIR Systems, Inc.	–	(a)	4
Halma plc (United Kingdom)	1		33
Hamamatsu Photonics KK (Japan)	–	(a)	16
Hexagon AB, Class B (Sweden)	1		40
Hirose Electric Co. Ltd. (Japan)	–	(a)	10
Hitachi High-Technologies Corp. (Japan)	–	(a)	15
Hitachi Ltd. (Japan)	4		101
Hon Hai Precision Industry Co. Ltd. (Taiwan)	34		78
Ingenico Group SA (France)	–	(a)	23
IPG Photonics Corp. *	–	(a)	4
Keyence Corp. (Japan)	7		2,154
Keysight Technologies, Inc. *	8		685
Kyocera Corp. (Japan)	1		71

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Largan Precision Co. Ltd. (Taiwan)	4		505
Murata Manufacturing Co. Ltd. (Japan)	2		104
Omron Corp. (Japan)	1		36
Samsung SDI Co. Ltd. (South Korea)	–	(a)	78
Shimadzu Corp. (Japan)	1		21
Sunny Optical Technology Group Co. Ltd. (China)	7		93
TDK Corp. (Japan)	1		38
TE Connectivity Ltd.	–	(a)	22
Venture Corp. Ltd. (Singapore)	1		9
Yokogawa Electric Corp. (Japan)	1		11
Zebra Technologies Corp., Class A *	4		779

			6,568

Energy Equipment & Services — 0.0% (b)
Baker Hughes Co.	1		7
China Oilfield Services Ltd., Class H (China)	56		43
Halliburton Co.	1		6
Helmerich & Payne, Inc.	–	(a)	2
National Oilwell Varco, Inc.	–	(a)	4
Schlumberger Ltd.	2		22
Tenaris SA (Luxembourg)	2		10
Worley Ltd. (Australia)	1		5

			99

Entertainment — 0.7%
Activision Blizzard, Inc. *	1		48
Bollore SA (France)	4		10
CD Projekt SA (Poland)	1		62
Cinemark Holdings, Inc.	13		132
Electronic Arts, Inc. *	–	(a)	31
Konami Holdings Corp. (Japan)	–	(a)	12
Live Nation Entertainment, Inc. *	–	(a)	7
NCSoft Corp. (South Korea)	–	(a)	116
NetEase, Inc., ADR (China)	1		177
Netflix, Inc. *	9		3,208
Nexon Co. Ltd. (Japan)	2		33
Nintendo Co. Ltd. (Japan)	–	(a)	155
Sea Ltd., ADR (Taiwan) *	9		420
Spotify Technology SA*	5		567
Square Enix Holdings Co. Ltd. (Japan)	–	(a)	13
Take-Two Interactive Software, Inc. *	8		938
Toho Co. Ltd. (Japan)	1		15
Ubisoft Entertainment SA (France) *	–	(a)	24
Vivendi SA (France)	3		66
Walt Disney Co. (The)	2		184

			6,218

Equity Real Estate Investment Trusts (REITs) — 1.0%
Alexandria Real Estate Equities, Inc.	–	(a)	18
American Homes 4 Rent, Class A	15		350
American Tower Corp.	–	(a)	102
Apartment Investment & Management Co., Class A	–	(a)	–	(a)
Ascendas (Singapore)	11		22
AvalonBay Communities, Inc.	–	(a)	31
Boston Properties, Inc.	–	(a)	14
British Land Co. plc (The) (United Kingdom)	3		13
Brixmor Property Group, Inc.	24		230
CapitaLand Commercial Trust (Singapore)	11		12
CapitaLand Mall Trust (Singapore)	11		13
Covivio (France)	–	(a)	11
Crown Castle International Corp.	–	(a)	63
CubeSmart	10		256
Daiwa House REIT Investment Corp. (Japan)	–	(a)	15
Dexus (Australia)	4		22
Digital Realty Trust, Inc.	–	(a)	38
Duke Realty Corp.	–	(a)	13
EastGroup Properties, Inc.	6		637
Equinix, Inc.	–	(a)	56
Equity Residential	–	(a)	23
Essex Property Trust, Inc.	–	(a)	15
Extra Space Storage, Inc.	–	(a)	13
Federal Realty Investment Trust	4		275
Gecina SA (France)	–	(a)	22
Goodman Group (Australia)	6		44
GPT Group (The) (Australia)	7		16
Healthpeak Properties, Inc.	1		12
Host Hotels & Resorts, Inc.	–	(a)	–	(a)
ICADE (France)	–	(a)	9
Iron Mountain, Inc.	–	(a)	7
Japan Prime Realty Investment Corp. (Japan)	–	(a)	6
Japan Real Estate Investment Corp. (Japan)	–	(a)	29
Japan Retail Fund Investment Corp. (Japan)	–	(a)	10
Kimco Realty Corp.	19		188
Klepierre SA (France)	1		14
Land Securities Group plc (United Kingdom)	3		18
Link (Hong Kong)	8		63
Mapletree Commercial Trust (Singapore)	8		10
Mid-America Apartment Communities, Inc.	9		891
Mirvac Group (Australia)	14		18
National Retail Properties, Inc.	12		389
Nippon Building Fund, Inc. (Japan)	–	(a)	27
Nippon Prologis REIT, Inc. (Japan)	–	(a)	20
Nomura Real Estate Master Fund, Inc. (Japan)	–	(a)	20
Orix JREIT, Inc. (Japan)	–	(a)	13
Outfront Media, Inc.	35		476
Prologis, Inc.	36		2,875
Public Storage	4		834
Rayonier, Inc.	18		419
Realty Income Corp.	–	(a)	22
Regency Centers Corp.	–	(a)	–	(a)
RLJ Lodging Trust	18		142
SBA Communications Corp.	–	(a)	32
Scentre Group (Australia)	19		19
Segro plc (United Kingdom)	4		38
Simon Property Group, Inc.	–	(a)	18
SL Green Realty Corp.	–	(a)	1
Stockland (Australia)	10		15
Suntec REIT (Singapore)	6		5
UDR, Inc.	–	(a)	11
Unibail-Rodamco-Westfield (France)	1		29

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
United Urban Investment Corp. (Japan)	–	(a)	12
Ventas, Inc.	–	(a)	11
Vicinity Centres (Australia)	12		7
Vornado Realty Trust	–	(a)	–	(a)
Welltower, Inc.	–	(a)	20
Weyerhaeuser Co.	13		215

			9,269

Food & Staples Retailing — 0.6%
Aeon Co. Ltd. (Japan)	2		53
BGF retail Co. Ltd. (South Korea)	–	(a)	22
Bid Corp. Ltd. (South Africa)	38		452
BIM Birlesik Magazalar A/S (Turkey)	7		53
BJ’s Wholesale Club Holdings, Inc. *	19		485
Carrefour SA (France)	2		35
Casey’s General Stores, Inc.	1		150
Casino Guichard Perrachon SA (France)	–	(a)	9
Cencosud SA (Chile)	14		15
Clicks Group Ltd. (South Africa)	5		73
Coles Group Ltd. (Australia)	4		39
Colruyt SA (Belgium)	–	(a)	12
Costco Wholesale Corp.	–	(a)	133
Dairy Farm International Holdings Ltd. (Hong Kong)	1		6
Dino Polska SA (Poland) * (c)	1		39
FamilyMart Co. Ltd. (Japan)	1		16
ICA Gruppen AB (Sweden)	–	(a)	16
J Sainsbury plc (United Kingdom)	6		16
Jeronimo Martins SGPS SA (Portugal)	1		17
Koninklijke Ahold Delhaize NV (Netherlands)	4		101
Kroger Co. (The)	1		25
Laobaixing Pharmacy Chain JSC, Class A (China)	5		52
Lawson, Inc. (Japan)	–	(a)	6
METRO AG (Germany)	1		6
Performance Food Group Co. *	19		479
Pick n Pay Stores Ltd. (South Africa)	10		34
President Chain Store Corp. (Taiwan)	68		636
Raia Drogasil SA (Brazil)	16		304
Seven & i Holdings Co. Ltd. (Japan)	3		92
Shoprite Holdings Ltd. (South Africa)	3		23
SPAR Group Ltd. (The) (South Africa)	6		63
Sundrug Co. Ltd. (Japan)	–	(a)	6
Sysco Corp.	1		25
Tesco plc (United Kingdom)	36		101
Tsuruha Holdings, Inc. (Japan)	–	(a)	13
Walgreens Boots Alliance, Inc.	14		646
Wal-Mart de Mexico SAB de CV (Mexico)	222		522
Walmart, Inc.	1		170
Welcia Holdings Co. Ltd. (Japan)	–	(a)	14
Wm Morrison Supermarkets plc (United Kingdom)	9		20
Woolworths Group Ltd. (Australia)	5		100
X5 Retail Group NV, GDR (Russia) (c)	2		63

			5,142

Food Products — 0.9%
a2 Milk Co. Ltd. (New Zealand) *	3		27
Ajinomoto Co., Inc. (Japan)	2		32
Almarai Co. JSC (Saudi Arabia)	4		48
Archer-Daniels-Midland Co.	1		21
Associated British Foods plc (United Kingdom)	1		29
Barry Callebaut AG (Registered) (Switzerland)	–	(a)	26
Calbee, Inc. (Japan)	–	(a)	8
Campbell Soup Co.	–	(a)	8
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	–	(a)	42
Conagra Brands, Inc.	1		15
Danone SA (France)	2		144
Foshan Haitian Flavouring & Food Co. Ltd., Class A (China)	16		277
General Mills, Inc.	1		34
Hershey Co. (The)	–	(a)	21
Hormel Foods Corp.	–	(a)	5
Inner Mongolia Yili Industrial Group Co. Ltd., Class A (China)	7		31
JM Smucker Co. (The)	–	(a)	9
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A (China)	6		37
Kellogg Co.	–	(a)	16
Kerry Group plc, Class A (Ireland)	1		67
Kikkoman Corp. (Japan)	1		25
Kraft Heinz Co. (The)	1		16
Lamb Weston Holdings, Inc.	8		464
McCormick & Co., Inc. (Non-Voting)	–	(a)	18
MEIJI Holdings Co. Ltd. (Japan)	1		35
Mondelez International, Inc., Class A	2		76
Mowi ASA (Norway)	2		24
Nestle SA (Registered) (Switzerland)	53		5,456
NH Foods Ltd. (Japan)	–	(a)	11
Nisshin Seifun Group, Inc. (Japan)	1		13
Nissin Foods Holdings Co. Ltd. (Japan)	–	(a)	17
Orkla ASA (Norway)	3		24
Post Holdings, Inc. *	6		513
Savola Group (The) (Saudi Arabia) *	3		31
Toyo Suisan Kaisha Ltd. (Japan)	–	(a)	19
Tyson Foods, Inc., Class A	–	(a)	18
Uni-President Enterprises Corp. (Taiwan)	47		102
Vitasoy International Holdings Ltd. (Hong Kong)	2		6
WH Group Ltd. (Hong Kong) (c)	35		32
Wilmar International Ltd. (Singapore)	8		17
Yakult Honsha Co. Ltd. (Japan)	1		30
Yamazaki Baking Co. Ltd. (Japan)	1		10

			7,854

Gas Utilities — 0.1%
APA Group (Australia)	4		27
Atmos Energy Corp.	2		184
Beijing Enterprises Holdings Ltd. (China)	6		22
China Gas Holdings Ltd. (China)	28		98
Enagas SA (Spain)	1		19
ENN Energy Holdings Ltd. (China)	7		68
Hong Kong & China Gas Co. Ltd. (Hong Kong)	38		62

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Kunlun Energy Co. Ltd. (China)	62		36
Naturgy Energy Group SA (Spain)	1		19
Osaka Gas Co. Ltd. (Japan)	2		28
Snam SpA (Italy)	7		34
Toho Gas Co. Ltd. (Japan)	–	(a)	9
Tokyo Gas Co. Ltd. (Japan)	1		33

			639

Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	2		147
ABIOMED, Inc. *	–	(a)	7
Alcon, Inc. (Switzerland) *	2		78
Align Technology, Inc. *	–	(a)	13
Asahi Intecc Co. Ltd. (Japan)	1		20
Baxter International, Inc.	7		596
Becton Dickinson and Co.	–	(a)	66
BioMerieux (France)	–	(a)	19
Boston Scientific Corp. *	70		2,276
Carl Zeiss Meditec AG (Germany)	–	(a)	14
Cochlear Ltd. (Australia)	–	(a)	24
Coloplast A/S, Class B (Denmark)	–	(a)	63
Cooper Cos., Inc. (The)	–	(a)	14
Danaher Corp.	1		103
Demant A/S (Denmark) *	–	(a)	10
Dentsply Sirona, Inc.	–	(a)	9
DexCom, Inc. *	3		762
Edwards Lifesciences Corp. *	–	(a)	41
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2		38
Hologic, Inc. *	–	(a)	10
Hoya Corp. (Japan)	6		544
ICU Medical, Inc. *	2		346
IDEXX Laboratories, Inc. *	3		632
Intuitive Surgical, Inc. *	2		1,081
Koninklijke Philips NV (Netherlands)	3		135
Medtronic plc	7		635
Olympus Corp. (Japan)	4		60
ResMed, Inc.	–	(a)	22
Sartorius AG (Preference) (Germany)	–	(a)	31
Siemens Healthineers AG (Germany) (c)	1		21
Smith & Nephew plc (United Kingdom)	31		551
Sonova Holding AG (Registered) (Switzerland)	–	(a)	36
STERIS plc	1		140
Straumann Holding AG (Registered) (Switzerland)	–	(a)	27
Stryker Corp.	–	(a)	57
Sysmex Corp. (Japan)	1		43
Teleflex, Inc.	–	(a)	14
Terumo Corp. (Japan)	2		82
Varian Medical Systems, Inc. *	–	(a)	10
West Pharmaceutical Services, Inc.	5		782
Zimmer Biomet Holdings, Inc.	10		1,009

			10,568

Health Care Providers & Services — 1.5%
Acadia Healthcare Co., Inc. *	11		202
Aier Eye Hospital Group Co. Ltd., Class A (China)	4		22
Alfresa Holdings Corp. (Japan)	1		13
AmerisourceBergen Corp.	5		452
Anthem, Inc.	–	(a)	61
Cardinal Health, Inc.	–	(a)	15
Centene Corp. *	10		585
Chemed Corp.	–	(a)	74
Cigna Corp.	10		1,729
CVS Health Corp.	1		81
DaVita, Inc. *	–	(a)	7
Encompass Health Corp.	9		561
Fresenius Medical Care AG & Co. KGaA (Germany)	1		51
Fresenius SE & Co. KGaA (Germany)	2		57
HCA Healthcare, Inc.	3		296
Henry Schein, Inc. *	3		165
Humana, Inc.	–	(a)	44
IHH Healthcare Bhd. (Malaysia)	31		37
Jointown Pharmaceutical Group Co. Ltd., Class A (China)	13		31
Laboratory Corp. of America Holdings *	–	(a)	13
McKesson Corp.	–	(a)	26
Medipal Holdings Corp. (Japan)	1		13
Molina Healthcare, Inc. *	4		536
Mouwasat Medical Services Co. (Saudi Arabia)	2		39
NMC Health plc (United Arab Emirates) ‡	1		1
Premier, Inc., Class A *	8		264
Quest Diagnostics, Inc.	6		460
Ramsay Health Care Ltd. (Australia)	1		21
Ryman Healthcare Ltd. (New Zealand)	1		8
Sinopharm Group Co. Ltd., Class H (China)	14		31
Sonic Healthcare Ltd. (Australia)	2		25
Suzuken Co. Ltd. (Japan)	–	(a)	7
UnitedHealth Group, Inc.	28		6,944
Universal Health Services, Inc., Class B	–	(a)	–	(a)

			12,871

Health Care Technology — 0.2%
Cerner Corp.	–	(a)	21
M3, Inc. (Japan)	2		47
Teladoc Health, Inc. *	7		1,088
Veeva Systems, Inc., Class A *	2		353

			1,509

Hotels, Restaurants & Leisure — 0.5%
Accor SA (France)	14		377
Aristocrat Leisure Ltd. (Australia)	2		27
Brinker International, Inc.	9		111
Carnival Corp.	–	(a)	6
Carnival plc	1		7
Chipotle Mexican Grill, Inc. *	–	(a)	17
Compass Group plc (United Kingdom)	6		90
Crown Resorts Ltd. (Australia)	1		5
CVC Brasil Operadora e Agencia de Viagens SA (Brazil) *	3		6
Darden Restaurants, Inc.	–	(a)	7
Flight Centre Travel Group Ltd. (Australia) ‡	–	(a)	1
Flutter Entertainment plc (Ireland)	–	(a)	26

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Galaxy Entertainment Group Ltd. (Macau)	8		42
Genting Singapore Ltd. (Singapore)	25		12
GVC Holdings plc (United Kingdom)	2		15
Hilton Worldwide Holdings, Inc.	3		202
Huazhu Group Ltd., ADR (China)	6		186
InterContinental Hotels Group plc (United Kingdom)	1		27
Las Vegas Sands Corp.	8		320
Marriott International, Inc., Class A	–	(a)	21
McDonald’s Corp.	5		839
McDonald’s Holdings Co. Japan Ltd. (Japan)	–	(a)	9
Melco Resorts & Entertainment Ltd., ADR (Hong Kong)	1		11
MGM Resorts International	1		6
Minor International PCL (Thailand)	58		30
Norwegian Cruise Line Holdings Ltd. *	–	(a)	2
OPAP SA (Greece)	5		36
Oriental Land Co. Ltd. (Japan)	1		89
Planet Fitness, Inc., Class A *	3		150
Royal Caribbean Cruises Ltd.	–	(a)	6
Sands China Ltd. (Macau)	256		931
SJM Holdings Ltd. (Macau)	8		7
Sodexo SA (France)	–	(a)	22
Starbucks Corp.	1		83
Tabcorp Holdings Ltd. (Australia)	7		11
TUI AG (Germany)	2		7
Wendy’s Co. (The)	11		164
Whitbread plc (United Kingdom)	–	(a)	18
Wynn Macau Ltd. (Macau)	6		10
Wynn Resorts Ltd.	–	(a)	6
Yum China Holdings, Inc. (China)	15		656
Yum! Brands, Inc.	–	(a)	22

			4,620

Household Durables — 0.4%
Barratt Developments plc (United Kingdom)	4		20
Berkeley Group Holdings plc (United Kingdom)	–	(a)	19
Casio Computer Co. Ltd. (Japan)	1		10
DR Horton, Inc.	–	(a)	12
Electrolux AB, Series B (Sweden)	1		10
Garmin Ltd.	10		733
Haier Electronics Group Co. Ltd. (China)	15		40
Hangzhou Robam Appliances Co. Ltd., Class A (China)	14		54
Husqvarna AB, Class B (Sweden)	2		8
Iida Group Holdings Co. Ltd. (Japan)	–	(a)	1
Leggett & Platt, Inc.	–	(a)	2
Lennar Corp., Class A	–	(a)	11
Midea Group Co. Ltd., Class A (China)	68		459
Mohawk Industries, Inc. *	–	(a)	5
Newell Brands, Inc.	18		236
Nikon Corp. (Japan)	1		11
NVR, Inc. *	–	(a)	10
Panasonic Corp. (Japan)	8		61
Persimmon plc (United Kingdom)	20		468
PulteGroup, Inc.	–	(a)	6
Rinnai Corp. (Japan)	–	(a)	7
SEB SA (France)	–	(a)	12
Sekisui Chemical Co. Ltd. (Japan)	1		18
Sekisui House Ltd. (Japan)	2		38
Sharp Corp. (Japan) *	1		8
Sony Corp. (Japan)	23		1,368
Suofeiya Home Collection Co. Ltd., Class A (China)	32		81
Taylor Wimpey plc (United Kingdom)	12		17
Whirlpool Corp.	–	(a)	6
Zhejiang Supor Co. Ltd., Class A (China)	6		54

			3,785

Household Products — 0.4%
Church & Dwight Co., Inc.	–	(a)	17
Clorox Co. (The)	–	(a)	23
Colgate-Palmolive Co.	1		60
Energizer Holdings, Inc.	12		368
Essity AB, Class B (Sweden)	2		68
Henkel AG & Co. KGaA (Germany)	–	(a)	28
Henkel AG & Co. KGaA (Preference) (Germany)	1		52
Hindustan Unilever Ltd. (India)	6		170
Kimberly-Clark Corp.	–	(a)	46
Lion Corp. (Japan)	1		19
Pigeon Corp. (Japan)	–	(a)	15
Procter & Gamble Co. (The)	22		2,389
Reckitt Benckiser Group plc (United Kingdom)	3		198
Unicharm Corp. (Japan)	1		52
Unilever Indonesia Tbk. PT (Indonesia)	347		153

			3,658

Independent Power and Renewable Electricity Producers — 0.0% (b)
AES Corp.	1		9
CGN Power Co. Ltd., Class H (China) (c)	222		51
Electric Power Development Co. Ltd. (Japan)	1		12
Meridian Energy Ltd. (New Zealand)	5		11
NTPC Ltd. (India)	49		55
Uniper SE (Germany)	1		18

			156

Industrial Conglomerates — 0.5%
3M Co.	1		83
Alfa SAB de CV, Class A (Mexico)	42		11
Ayala Corp. (Philippines)	3		23
Bidvest Group Ltd. (The) (South Africa)	24		200
Carlisle Cos., Inc.	4		526
CK Hutchison Holdings Ltd. (United Kingdom)	10		67
DCC plc (United Kingdom)	–	(a)	22
Fosun International Ltd. (China)	28		32
General Electric Co.	9		73
Honeywell International, Inc.	17		2,306
Jardine Matheson Holdings Ltd. (Hong Kong)	7		367
Jardine Strategic Holdings Ltd. (Hong Kong)	1		18

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Keihan Holdings Co. Ltd. (Japan)	–	(a)	13
Keppel Corp. Ltd. (Singapore)	6		22
KOC Holding A/S (Turkey)	50		101
NWS Holdings Ltd. (Hong Kong)	6		6
Roper Technologies, Inc.	–	(a)	34
Sembcorp Industries Ltd. (Singapore)	1		1
Siemens AG (Registered) (Germany)	3		235
SK Holdings Co. Ltd. (South Korea)	–	(a)	32
Smiths Group plc (United Kingdom)	1		22
Toshiba Corp. (Japan)	2		35

			4,229

Insurance — 2.6%
Admiral Group plc (United Kingdom)	1		21
Aegon NV (Netherlands)	6		16
Aflac, Inc.	1		27
Ageas (Belgium)	1		27
AIA Group Ltd. (Hong Kong)	357		3,193
AIA Group Ltd. (Hong Kong)	42		374
Alleghany Corp.	–	(a)	269
Allianz SE (Registered) (Germany)	12		2,070
Allstate Corp. (The)	–	(a)	43
American International Group, Inc.	14		346
Aon plc	–	(a)	50
Arthur J Gallagher & Co.	3		261
Assicurazioni Generali SpA (Italy)	4		54
Assurant, Inc.	–	(a)	–	(a)
Aviva plc (United Kingdom)	14		47
AXA SA (France)	31		525
Baloise Holding AG (Registered) (Switzerland)	–	(a)	26
Bupa Arabia for Cooperative Insurance Co. (Saudi Arabia)	1		26
China Life Insurance Co. Ltd. (Taiwan)	82		45
China Life Insurance Co. Ltd., Class H (China)	66		127
China Pacific Insurance Group Co. Ltd., Class H (China)	22		66
Chubb Ltd.	5		540
Cincinnati Financial Corp.	–	(a)	12
CNP Assurances (France)	–	(a)	4
Dai-ichi Life Holdings, Inc. (Japan)	4		46
Direct Line Insurance Group plc (United Kingdom)	5		18
Everest Re Group Ltd.	–	(a)	–	(a)
Fairfax Financial Holdings Ltd. (Canada)	1		288
Fubon Financial Holding Co. Ltd. (Taiwan)	71		88
Gjensidige Forsikring ASA (Norway)	1		13
Globe Life, Inc.	–	(a)	7
Hannover Rueck SE (Germany)	–	(a)	31
Hartford Financial Services Group, Inc. (The)	12		407
HDFC Life Insurance Co. Ltd. (India) * (c)	70		408
Insurance Australia Group Ltd. (Australia)	8		32
Japan Post Holdings Co. Ltd. (Japan)	6		45
Japan Post Insurance Co. Ltd. (Japan)	1		10
Kinsale Capital Group, Inc.	5		507
Legal & General Group plc (United Kingdom)	282		667
Lincoln National Corp.	–	(a)	3
Loews Corp.	31		1,072
Mapfre SA (Spain)	2		3
Marsh & McLennan Cos., Inc.	5		415
Medibank Pvt Ltd. (Australia)	10		17
MetLife, Inc.	1		32
MS&AD Insurance Group Holdings, Inc. (Japan)	2		50
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	3		673
NN Group NV (Netherlands)	1		30
PICC Property & Casualty Co. Ltd., Class H (China)	76		73
Ping An Insurance Group Co. of China Ltd., Class H (China)	273		2,661
Ping An Insurance Group Co. of China Ltd., Class H (China)	7		63
Poste Italiane SpA (Italy) (c)	2		16
Principal Financial Group, Inc.	–	(a)	7
Progressive Corp. (The)	34		2,533
Prudential Financial, Inc.	3		165
Prudential plc (United Kingdom)	56		696
QBE Insurance Group Ltd. (Australia)	5		25
RLI Corp.	7		583
RSA Insurance Group plc (United Kingdom)	4		20
Sampo OYJ, Class A (Finland)	2		47
Sanlam Ltd. (South Africa)	56		158
SCOR SE (France)	1		14
Sompo Holdings, Inc. (Japan)	1		40
Sony Financial Holdings, Inc. (Japan)	1		10
Suncorp Group Ltd. (Australia)	5		26
Swiss Life Holding AG (Registered) (Switzerland)	–	(a)	41
Swiss Re AG (Switzerland)	1		83
T&D Holdings, Inc. (Japan)	2		16
Tokio Marine Holdings, Inc. (Japan)	19		847
Travelers Cos., Inc. (The)	9		922
Tryg A/S (Denmark)	–	(a)	11
Willis Towers Watson plc	–	(a)	23
WR Berkley Corp.	–	(a)	8
Zurich Insurance Group AG (Switzerland)	3		940

			23,059

Interactive Media & Services — 2.0%
Alphabet, Inc., Class A *	3		3,063
Alphabet, Inc., Class C *	6		7,348
Auto Trader Group plc (United Kingdom) (c)	3		18
Baidu, Inc., ADR (China) *	1		121
Facebook, Inc., Class A *	10		1,634
Kakaku.com, Inc. (Japan)	1		11
LINE Corp. (Japan) *	–	(a)	10
NAVER Corp. (South Korea)	4		519
REA Group Ltd. (Australia)	–	(a)	9
Tencent Holdings Ltd. (China)	107		5,294
Twitter, Inc. *	1		20

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Z Holdings Corp. (Japan)	10		31

			18,078

Internet & Direct Marketing Retail — 2.4%
Alibaba Group Holding Ltd., ADR (China) *	24		4,585
Amazon.com, Inc. *	6		12,543
Booking Holdings, Inc. *	1		938
Chewy, Inc., Class A *	7		265
Delivery Hero SE (Germany) * (c)	–	(a)	31
eBay, Inc.	1		24
Expedia Group, Inc.	–	(a)	8
JD.com, Inc., ADR (China) *	16		649
Just Eat Takeaway (Netherlands) * (c)	–	(a)	32
MercadoLibre, Inc. (Argentina) *	2		887
Mercari, Inc. (Japan) *	–	(a)	6
Naspers Ltd., Class N (South Africa)	2		227
Ocado Group plc (United Kingdom) *	2		25
Prosus NV (China) *	6		450
Rakuten, Inc. (Japan)	3		23
Trip.com Group Ltd., ADR (China) *	3		66
Vipshop Holdings Ltd., ADR (China) *	2		32
Zalando SE (Germany) * (c)	1		19
ZOZO, Inc. (Japan)	–	(a)	5

			20,815

IT Services — 2.2%
Accenture plc, Class A	1		109
Adyen NV (Netherlands) * (c)	–	(a)	32
Akamai Technologies, Inc. *	–	(a)	16
Alliance Data Systems Corp.	–	(a)	1
Amadeus IT Group SA (Spain)	2		74
Atos SE (France)	–	(a)	24
Automatic Data Processing, Inc.	6		795
Booz Allen Hamilton Holding Corp.	16		1,109
Broadridge Financial Solutions, Inc.	3		298
Capgemini SE (France)	7		589
Cognizant Technology Solutions Corp., Class A	1		27
Computershare Ltd. (Australia)	2		12
CoreLogic, Inc.	7		219
DXC Technology Co.	–	(a)	1
Edenred (France)	1		37
EPAM Systems, Inc. *	2		405
Fidelity National Information Services, Inc.	1		79
Fiserv, Inc. *	9		900
FleetCor Technologies, Inc. *	2		442
Fujitsu Ltd. (Japan)	1		63
Gartner, Inc. *	–	(a)	9
GDS Holdings Ltd., ADR (China) *	1		43
Global Payments, Inc.	10		1,404
GMO Payment Gateway, Inc. (Japan)	–	(a)	7
HCL Technologies Ltd. (India)	9		51
Infosys Ltd., ADR (India)	23		188
Infosys Ltd. (India)	108		892
International Business Machines Corp.	1		104
Itochu Techno-Solutions Corp. (Japan)	–	(a)	11
Jack Henry & Associates, Inc.	–	(a)	12
Leidos Holdings, Inc.	9		806
Mastercard, Inc., Class A	23		5,441
MongoDB, Inc. *	2		260
NEC Corp. (Japan)	1		33
Nomura Research Institute Ltd. (Japan)	1		30
NTT Data Corp. (Japan)	3		24
Obic Co. Ltd. (Japan)	–	(a)	26
Otsuka Corp. (Japan)	1		21
Paychex, Inc.	–	(a)	21
PayPal Holdings, Inc. *	24		2,303
Shopify, Inc., Class A (Canada) *	1		306
Tata Consultancy Services Ltd. (India)	57		1,362
VeriSign, Inc. *	–	(a)	17
Visa, Inc., Class A	2		291
Western Union Co. (The)	–	(a)	8
WEX, Inc. *	3		322
Wirecard AG (Germany)	–	(a)	48
Wix.com Ltd. (Israel) *	–	(a)	17
Worldline SA (France) * (c)	–	(a)	28

			19,317

Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	1		34
Brunswick Corp.	10		337
Hasbro, Inc.	–	(a)	10
Sankyo Co. Ltd. (Japan)	–	(a)	6
Sega Sammy Holdings, Inc. (Japan)	1		8
Shimano, Inc. (Japan)	–	(a)	43
Yamaha Corp. (Japan)	1		19

			457

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	–	(a)	23
Eurofins Scientific SE (Luxembourg)	–	(a)	21
Illumina, Inc. *	2		620
IQVIA Holdings, Inc. *	–	(a)	21
Lonza Group AG (Registered) (Switzerland) *	–	(a)	112
Mettler-Toledo International, Inc. *	–	(a)	231
PerkinElmer, Inc.	–	(a)	–	(a)
QIAGEN NV *	1		33
Sartorius Stedim Biotech (France)	–	(a)	23
Syneos Health, Inc. *	7		256
Thermo Fisher Scientific, Inc.	5		1,495
Waters Corp. *	–	(a)	12
Wuxi Biologics Cayman, Inc. (China) * (c)	8		102

			2,949

Machinery — 1.6%
Alfa Laval AB (Sweden)	1		20
Alstom SA (France)	17		697
Amada Holdings Co. Ltd. (Japan)	1		10
ANDRITZ AG (Austria)	–	(a)	8
Atlas Copco AB, Class A (Sweden)	24		785
Atlas Copco AB, Class B (Sweden)	1		41
Caterpillar, Inc.	1		68
China Conch Venture Holdings Ltd. (China)	15		64
CNH Industrial NV (United Kingdom)	4		21
Cummins, Inc.	–	(a)	22
Daifuku Co. Ltd. (Japan)	–	(a)	25
Deere & Co.	–	(a)	46
Douglas Dynamics, Inc.	5		165
Dover Corp.	7		577
Epiroc AB, Class A (Sweden)	2		24

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Epiroc AB, Class B (Sweden)	1		14
FANUC Corp. (Japan)	4		494
Fortive Corp.	–	(a)	17
Gates Industrial Corp. plc *	10		73
GEA Group AG (Germany)	1		12
Hino Motors Ltd. (Japan)	1		6
Hitachi Construction Machinery Co. Ltd. (Japan)	–	(a)	8
Hiwin Technologies Corp. (Taiwan)	5		33
Hoshizaki Corp. (Japan)	–	(a)	15
IDEX Corp.	4		485
IHI Corp. (Japan)	1		6
Illinois Tool Works, Inc.	4		519
Ingersoll Rand, Inc. *	14		350
ITT, Inc.	1		59
Kawasaki Heavy Industries Ltd. (Japan)	1		9
KION Group AG (Germany)	–	(a)	10
Knorr-Bremse AG (Germany)	–	(a)	16
Komatsu Ltd. (Japan)	32		524
Kone OYJ, Class B (Finland)	13		751
Kubota Corp. (Japan)	53		670
Kurita Water Industries Ltd. (Japan)	–	(a)	9
Lincoln Electric Holdings, Inc.	7		489
Makita Corp. (Japan)	17		528
Metso OYJ (Finland)	–	(a)	9
Middleby Corp. (The) *	4		233
MINEBEA MITSUMI, Inc. (Japan)	1		21
MISUMI Group, Inc. (Japan)	1		22
Mitsubishi Heavy Industries Ltd. (Japan)	1		30
Nabtesco Corp. (Japan)	–	(a)	9
NGK Insulators Ltd. (Japan)	1		13
Nordson Corp.	5		728
NSK Ltd. (Japan)	1		8
PACCAR, Inc.	–	(a)	22
Parker-Hannifin Corp.	–	(a)	17
Pentair plc	–	(a)	–	(a)
RBC Bearings, Inc. *	3		390
Sandvik AB (Sweden)	4		58
Schindler Holding AG (Switzerland)	–	(a)	32
Schindler Holding AG (Registered) (Switzerland)	–	(a)	17
SKF AB, Class B (Sweden)	1		19
SMC Corp. (Japan)	2		755
Snap-on, Inc.	2		267
Spirax-Sarco Engineering plc (United Kingdom)	–	(a)	27
Stanley Black & Decker, Inc.	16		1,598
Sumitomo Heavy Industries Ltd. (Japan)	–	(a)	7
Techtronic Industries Co. Ltd. (Hong Kong)	71		451
THK Co. Ltd. (Japan)	–	(a)	8
Toro Co. (The)	13		839
Volvo AB, Class B (Sweden)	5		64
Wartsila OYJ Abp (Finland)	2		12
Weir Group plc (The) (United Kingdom)	1		8
Welbilt, Inc. *	16		81
Westinghouse Air Brake Technologies Corp.	–	(a)	9
Woodward, Inc.	5		291
Xylem, Inc.	–	(a)	12
Yangzijiang Shipbuilding Holdings Ltd. (China)	10		6
Yaskawa Electric Corp. (Japan)	1		24

			13,757

Marine — 0.0% (b)
AP Moller - Maersk A/S, Class A (Denmark)	–	(a)	12
AP Moller - Maersk A/S, Class B (Denmark)	–	(a)	20
Kuehne + Nagel International AG (Registered) (Switzerland)	–	(a)	27
Mitsui OSK Lines Ltd. (Japan)	–	(a)	6
Nippon Yusen KK (Japan)	1		7

			72

Media — 0.8%
Altice Europe NV (Netherlands) *	2		9
Altice USA, Inc., Class A *	10		231
Charter Communications, Inc., Class A *	7		3,071
Clear Channel Outdoor Holdings, Inc. *	11		7
Comcast Corp., Class A	47		1,611
CyberAgent, Inc. (Japan)	–	(a)	15
Dentsu Group, Inc. (Japan)	1		13
Discovery, Inc., Class A *	25		493
Discovery, Inc., Class C *	13		234
DISH Network Corp., Class A *	16		320
Entercom Communications Corp., Class A	58		100
Eutelsat Communications SA (France)	1		7
Fox Corp., Class A	–	(a)	11
Fox Corp., Class B	–	(a)	4
Hakuhodo DY Holdings, Inc. (Japan)	1		9
iHeartMedia, Inc., Class A *	–	(a)	3
Informa plc (United Kingdom)	5		25
Interpublic Group of Cos., Inc. (The)	–	(a)	7
ITV plc (United Kingdom)	13		11
JCDecaux SA (France)	–	(a)	5
New York Times Co. (The), Class A	16		484
Nexstar Media Group, Inc., Class A	6		322
Omnicom Group, Inc.	–	(a)	13
Pearson plc (United Kingdom)	3		20
Publicis Groupe SA (France)	1		23
Schibsted ASA, Class B (Norway)	–	(a)	6
SES SA, FDR (Luxembourg)	1		8
Singapore Press Holdings Ltd. (Singapore)	3		4
Telenet Group Holding NV (Belgium)	–	(a)	6
ViacomCBS, Inc.	15		213
WPP plc (United Kingdom)	20		134

			7,419

Metals & Mining — 0.5%
Alrosa PJSC (Russia)	66		53
Alumina Ltd. (Australia)	10		9
Anglo American plc (South Africa)	4		66
Antofagasta plc (Chile)	1		14
ArcelorMittal SA (Luxembourg)	2		23

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Baoshan Iron & Steel Co. Ltd., Class A (China)	101		69
BHP Group Ltd. (Australia)	61		1,106
BHP Group plc (Australia)	8		120
BlueScope Steel Ltd. (Australia)	2		10
Boliden AB (Sweden)	1		18
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	26		29
Evraz plc (Russia)	2		5
Fortescue Metals Group Ltd. (Australia)	5		31
Freeport-McMoRan, Inc.	2		11
Gerdau SA (Preference) (Brazil)	23		44
Glencore plc (Switzerland) *	40		60
Grupo Mexico SAB de CV, Series B (Mexico)	43		80
Hindalco Industries Ltd. (India)	16		20
Hitachi Metals Ltd. (Japan)	1		9
JFE Holdings, Inc. (Japan)	2		11
Magnitogorsk Iron & Steel Works PJSC, GDR (Russia) (c)	5		32
Maruichi Steel Tube Ltd. (Japan)	–	(a)	5
Mitsubishi Materials Corp. (Japan)	–	(a)	8
MMC Norilsk Nickel PJSC, ADR (Russia)	2		39
Newcrest Mining Ltd. (Australia)	3		38
Newmont Corp.	1		39
Nippon Steel Corp. (Japan)	3		26
Norsk Hydro ASA (Norway)	5		11
Nucor Corp.	–	(a)	11
POSCO (South Korea)	1		94
Rio Tinto Ltd. (Australia)	1		70
Rio Tinto plc (Australia)	47		2,157
Severstal PJSC, GDR (Russia) (c)	4		49
South32 Ltd. (Australia)	18		20
Sumitomo Metal Mining Co. Ltd. (Japan)	1		16
thyssenkrupp AG (Germany) *	1		8
Vale SA, ADR (Brazil) *	18		147
voestalpine AG (Austria)	–	(a)	9

			4,567

Multiline Retail — 0.1%
Dollar General Corp.	–	(a)	41
Dollar Tree, Inc. *	–	(a)	18
Harvey Norman Holdings Ltd. (Australia)	1		2
Isetan Mitsukoshi Holdings Ltd. (Japan)	1		8
J Front Retailing Co. Ltd. (Japan)	1		7
Kohl’s Corp.	12		181
Lojas Renner SA (Brazil)	59		384
Macy’s, Inc.	–	(a)	2
Marks & Spencer Group plc (United Kingdom)	7		9
Marui Group Co. Ltd. (Japan)	1		12
Next plc (United Kingdom)	–	(a)	24
Nordstrom, Inc.	12		188
Pan Pacific International Holdings Corp. (Japan)	2		32
Ryohin Keikaku Co. Ltd. (Japan)	1		10
Target Corp.	1		50
Wesfarmers Ltd. (Australia)	4		88

			1,056

Multi-Utilities — 0.1%
AGL Energy Ltd. (Australia)	2		25
Ameren Corp.	–	(a)	19
CenterPoint Energy, Inc.	1		8
Centrica plc (United Kingdom)	21		10
CMS Energy Corp.	–	(a)	18
Consolidated Edison, Inc.	–	(a)	27
Dominion Energy, Inc.	1		63
DTE Energy Co.	–	(a)	19
E.ON SE (Germany)	8		84
Engie SA (France)	7		68
National Grid plc (United Kingdom)	13		149
NiSource, Inc.	–	(a)	7
NorthWestern Corp.	6		359
Public Service Enterprise Group, Inc.	1		24
RWE AG (Germany)	2		56
Sempra Energy	–	(a)	34
Suez (France)	1		12
Veolia Environnement SA (France)	2		41
WEC Energy Group, Inc.	–	(a)	29

			1,052

Oil, Gas & Consumable Fuels — 1.4%
Aker BP ASA (Norway)	–	(a)	5
Apache Corp.	–	(a)	2
Battalion Oil Corp. *	1		2
BP plc (United Kingdom)	207		848
Cabot Oil & Gas Corp.	19		326
Caltex Australia Ltd. (Australia)	1		12
Chevron Corp.	34		2,485
China Petroleum & Chemical Corp., Class H (China)	112		55
China Shenhua Energy Co. Ltd., Class H (China)	46		86
CNOOC Ltd. (China)	137		142
Concho Resources, Inc.	–	(a)	9
ConocoPhillips	22		676
Devon Energy Corp.	–	(a)	3
Diamondback Energy, Inc.	14		360
Ecopetrol SA, ADR (Colombia)	2		15
Eni SpA (Italy)	9		92
EOG Resources, Inc.	1		26
EQT Corp.	31		218
Equinor ASA (Norway)	4		46
Equitrans Midstream Corp.	33		165
Exxon Mobil Corp.	4		169
Galp Energia SGPS SA (Portugal)	2		21
Gazprom PJSC, ADR (Russia)	23		106
Hess Corp.	–	(a)	9
HollyFrontier Corp.	–	(a)	4
Idemitsu Kosan Co. Ltd. (Japan)	1		11
Inpex Corp. (Japan)	4		21
JXTG Holdings, Inc. (Japan)	12		39
Kinder Morgan, Inc.	36		498
Koninklijke Vopak NV (Netherlands)	–	(a)	14
LUKOIL PJSC, ADR (Russia)	3		166
Lundin Petroleum AB (Sweden)	1		13
Marathon Oil Corp.	–	(a)	–	(a)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Marathon Petroleum Corp.	16		368
Neste OYJ (Finland)	2		51
Noble Energy, Inc.	1		3
Novatek PJSC, GDR (Russia) (c)	–	(a)	24
Occidental Petroleum Corp.	1		11
Oil & Natural Gas Corp. Ltd. (India)	39		35
Oil Search Ltd. (Australia)	5		7
OMV AG (Austria)	1		15
ONEOK, Inc.	–	(a)	10
Origin Energy Ltd. (Australia)	6		17
PBF Energy, Inc., Class A	13		92
PetroChina Co. Ltd., Class H (China)	118		43
Petroleo Brasileiro SA (Preference) (Brazil)	40		107
Petronet LNG Ltd. (India)	13		35
Phillips 66	7		393
Pioneer Natural Resources Co.	10		669
PTT Exploration & Production PCL (Thailand)	24		48
PTT PCL (Thailand)	98		90
Reliance Industries Ltd. (India)	6		89
Reliance Industries Ltd., GDR (India) (d)	5		133
Repsol SA (Spain)	5		48
Rosneft Oil Co. PJSC, GDR (Russia) (c)	5		21
Royal Dutch Shell plc, Class A (Netherlands)	66		1,155
Royal Dutch Shell plc, Class B (Netherlands)	14		229
Santos Ltd. (Australia)	6		13
SK Innovation Co. Ltd. (South Korea)	1		45
S-Oil Corp. (South Korea)	1		48
Tatneft PJSC, ADR (Russia)	1		29
Tatneft PJSC, ADR (Russia)	2		62
Thai Oil PCL (Thailand)	34		31
TOTAL SA (France)	30		1,123
Tupras Turkiye Petrol Rafinerileri A/S (Turkey) *	3		37
United Tractors Tbk. PT (Indonesia)	11		12
Valero Energy Corp.	–	(a)	20
Washington H Soul Pattinson & Co. Ltd. (Australia)	–	(a)	5
Williams Cos., Inc. (The)	34		482
Woodside Petroleum Ltd. (Australia)	3		38

			12,282

Paper & Forest Products — 0.0% (b)
Mondi plc (United Kingdom)	2		30
Mondi plc (United Kingdom)	1		19
Oji Holdings Corp. (Japan)	3		17
Stora Enso OYJ, Class R (Finland)	2		21
UPM-Kymmene OYJ (Finland)	2		53

			140

Personal Products — 0.5%
Beiersdorf AG (Germany)	–	(a)	37
Coty, Inc., Class A	31		161
Estee Lauder Cos., Inc. (The), Class A	–	(a)	40
Kao Corp. (Japan)	14		1,116
Kobayashi Pharmaceutical Co. Ltd. (Japan)	–	(a)	19
Kose Corp. (Japan)	–	(a)	12
LG Household & Health Care Ltd. (South Korea)	–	(a)	93
L’Oreal SA (France)	4		994
Pola Orbis Holdings, Inc. (Japan)	–	(a)	7
Shiseido Co. Ltd. (Japan)	2		88
Unilever NV (United Kingdom)	26		1,276
Unilever plc (United Kingdom)	4		205

			4,048

Pharmaceuticals — 2.8%
Allergan plc	4		685
Astellas Pharma, Inc. (Japan)	7		106
AstraZeneca plc (United Kingdom)	5		429
Bayer AG (Registered) (Germany)	4		206
Bristol-Myers Squibb Co.	58		3,258
Catalent, Inc. *	25		1,301
Chugai Pharmaceutical Co. Ltd. (Japan)	1		92
CSPC Pharmaceutical Group Ltd. (China)	42		83
Daiichi Sankyo Co. Ltd. (Japan)	2		137
Eisai Co. Ltd. (Japan)	1		66
Eli Lilly & Co.	15		2,012
GlaxoSmithKline plc (United Kingdom)	86		1,605
H Lundbeck A/S (Denmark)	–	(a)	8
Hisamitsu Pharmaceutical Co., Inc. (Japan)	–	(a)	9
Hutchison China MediTech Ltd., ADR (Hong Kong) *	1		23
Ipsen SA (France)	–	(a)	7
Jazz Pharmaceuticals plc *	5		479
Jiangsu Hengrui Medicine Co. Ltd., Class A (China) *	6		71
Johnson & Johnson	12		1,511
Kyowa Kirin Co. Ltd. (Japan)	1		20
Merck & Co., Inc.	14		1,043
Merck KGaA (Germany)	–	(a)	48
Mylan NV *	1		8
Nippon Shinyaku Co. Ltd. (Japan)	–	(a)	8
Novartis AG (Registered) (Switzerland)	40		3,310
Novo Nordisk A/S, Class B (Denmark)	48		2,877
Ono Pharmaceutical Co. Ltd. (Japan)	2		34
Orion OYJ, Class B (Finland)	–	(a)	15
Otsuka Holdings Co. Ltd. (Japan)	1		55
Perrigo Co. plc	–	(a)	7
Pfizer, Inc.	38		1,249
Recordati SpA (Italy)	–	(a)	16
Richter Gedeon Nyrt. (Hungary)	3		57
Roche Holding AG (Switzerland)	9		2,829
Sanofi (France)	4		358
Santen Pharmaceutical Co. Ltd. (Japan)	1		24
Shionogi & Co. Ltd. (Japan)	1		49
Sino Biopharmaceutical Ltd. (Hong Kong)	16		21
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	1		8
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	–	(a)	12

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Takeda Pharmaceutical Co. Ltd. (Japan)	6		167
Teva Pharmaceutical Industries Ltd., ADR (Israel) *	4		36
TherapeuticsMD, Inc. *	47		50
UCB SA (Belgium)	–	(a)	40
Vifor Pharma AG (Switzerland)	–	(a)	23
Zoetis, Inc.	1		65

			24,517

Professional Services — 0.4%
51job, Inc., ADR (China) *	1		47
Adecco Group AG (Registered) (Switzerland)	1		22
Bureau Veritas SA (France)	1		22
Equifax, Inc.	–	(a)	15
Experian plc (United Kingdom)	3		92
FTI Consulting, Inc. *	6		765
IHS Markit Ltd.	10		600
Intertek Group plc (United Kingdom)	1		35
Nielsen Holdings plc	–	(a)	5
Persol Holdings Co. Ltd. (Japan)	1		6
Randstad NV (Netherlands) *	–	(a)	15
Recruit Holdings Co. Ltd. (Japan)	5		129
RELX plc (United Kingdom)	31		672
RELX plc (United Kingdom)	7		151
Robert Half International, Inc.	–	(a)	–	(a)
SEEK Ltd. (Australia)	1		11
SGS SA (Registered) (Switzerland)	–	(a)	464
Teleperformance (France)	–	(a)	44
TransUnion	3		189
Verisk Analytics, Inc.	–	(a)	24
Wolters Kluwer NV (Netherlands)	1		72

			3,380

Real Estate Management & Development — 0.4%
Aeon Mall Co. Ltd. (Japan)	–	(a)	5
Aroundtown SA (Germany)	4		22
Ayala Land, Inc. (Philippines)	59		35
Azrieli Group Ltd. (Israel)	–	(a)	9
CapitaLand Ltd. (Singapore)	9		19
CBRE Group, Inc., Class A *	27		1,024
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A (China)	29		66
China Overseas Land & Investment Ltd. (China)	38		116
China Resources Land Ltd. (China)	26		106
China Vanke Co. Ltd., Class H (China)	29		95
City Developments Ltd. (Singapore)	2		9
CK Asset Holdings Ltd. (Hong Kong)	88		475
Country Garden Holdings Co. Ltd. (China)	92		110
Cushman & Wakefield plc *	24		283
Daito Trust Construction Co. Ltd. (Japan)	–	(a)	19
Daiwa House Industry Co. Ltd. (Japan)	2		52
Deutsche Wohnen SE (Germany)	1		50
Emaar Properties PJSC (United Arab Emirates)	44		26
Hang Lung Properties Ltd. (Hong Kong)	8		16
Henderson Land Development Co. Ltd. (Hong Kong)	6		21
Hongkong Land Holdings Ltd. (Hong Kong)	4		15
Hulic Co. Ltd. (Japan)	1		10
Kerry Properties Ltd. (Hong Kong)	3		6
Lendlease Group (Australia)	2		13
Longfor Group Holdings Ltd. (China) (c)	23		111
Mitsubishi Estate Co. Ltd. (Japan)	4		65
Mitsui Fudosan Co. Ltd. (Japan)	20		351
New World Development Co. Ltd. (Hong Kong)	24		26
Nomura Real Estate Holdings, Inc. (Japan)	1		8
Sino Land Co. Ltd. (Hong Kong)	12		15
Sumitomo Realty & Development Co. Ltd. (Japan)	1		32
Sun Hung Kai Properties Ltd. (Hong Kong)	6		72
Swire Pacific Ltd., Class A (Hong Kong)	2		13
Swire Properties Ltd. (Hong Kong)	5		13
Swiss Prime Site AG (Registered) (Switzerland)	–	(a)	30
Tokyu Fudosan Holdings Corp. (Japan)	3		12
UOL Group Ltd. (Singapore)	2		9
Vonovia SE (Germany)	10		491
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	4		16
Wheelock & Co. Ltd. (Hong Kong)	3		20

			3,886

Road & Rail — 0.6%
Aurizon Holdings Ltd. (Australia)	7		19
Central Japan Railway Co. (Japan)	1		80
ComfortDelGro Corp. Ltd. (Singapore)	9		10
Container Corp. of India Ltd. (India)	6		24
CSX Corp.	1		47
East Japan Railway Co. (Japan)	1		83
Hankyu Hanshin Holdings, Inc. (Japan)	1		27
JB Hunt Transport Services, Inc.	–	(a)	8
Kansas City Southern	–	(a)	13
Keikyu Corp. (Japan)	1		15
Keio Corp. (Japan)	–	(a)	18
Keisei Electric Railway Co. Ltd. (Japan)	1		14
Kintetsu Group Holdings Co. Ltd. (Japan)	1		28
Knight-Swift Transportation Holdings, Inc.	10		341
Kyushu Railway Co. (Japan)	1		14
Landstar System, Inc.	4		348
Localiza Rent a Car SA (Brazil) *	7		35
Lyft, Inc., Class A *	13		357
MTR Corp. Ltd. (Hong Kong)	6		31
Nagoya Railroad Co. Ltd. (Japan)	1		20
Nippon Express Co. Ltd. (Japan)	–	(a)	15
Norfolk Southern Corp.	16		2,298
Odakyu Electric Railway Co. Ltd. (Japan)	1		24

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Old Dominion Freight Line, Inc.	6		761
Seibu Holdings, Inc. (Japan)	1		9
Tobu Railway Co. Ltd. (Japan)	1		24
Tokyu Corp. (Japan)	2		31
Union Pacific Corp.	6		834
West Japan Railway Co. (Japan)	1		41

			5,569

Semiconductors & Semiconductor Equipment — 2.9%
Advanced Micro Devices, Inc. *	42		1,925
Advantest Corp. (Japan)	1		28
Analog Devices, Inc.	13		1,193
Applied Materials, Inc.	1		45
ASE Technology Holding Co. Ltd. (Taiwan)	18		35
ASM Pacific Technology Ltd. (Hong Kong)	1		10
ASML Holding NV (Netherlands)	12		3,202
ASML Holding NV (Registered), NYRS (Netherlands)	3		741
Broadcom, Inc.	–	(a)	99
Cabot Microelectronics Corp.	4		410
Disco Corp. (Japan)	–	(a)	19
Enphase Energy, Inc. *	11		356
Entegris, Inc.	10		468
Global Unichip Corp. (Taiwan)	4		24
Globalwafers Co. Ltd. (Taiwan)	4		45
Infineon Technologies AG (Germany)	5		66
Intel Corp.	5		248
KLA Corp.	–	(a)	24
Lam Research Corp.	3		827
Maxim Integrated Products, Inc.	9		438
MediaTek, Inc. (Taiwan)	7		75
Microchip Technology, Inc.	4		254
Micron Technology, Inc. *	1		49
Monolithic Power Systems, Inc.	1		85
Nanya Technology Corp. (Taiwan)	19		33
NVIDIA Corp.	7		1,863
NXP Semiconductors NV (Netherlands)	1		84
Qorvo, Inc. *	–	(a)	10
QUALCOMM, Inc.	21		1,397
Renesas Electronics Corp. (Japan) *	3		10
Rohm Co. Ltd. (Japan)	–	(a)	16
SK Hynix, Inc. (South Korea)	3		231
Skyworks Solutions, Inc.	–	(a)	16
STMicroelectronics NV (Switzerland)	2		54
SUMCO Corp. (Japan)	1		11
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	12		554
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	305		2,746
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	89		4,267
Texas Instruments, Inc.	28		2,819
Tokyo Electron Ltd. (Japan)	1		112
Vanguard International Semiconductor Corp. (Taiwan)	23		45
Xilinx, Inc.	5		381

			25,315

Software — 3.3%
Adobe, Inc. *	1		163
ANSYS, Inc. *	–	(a)	21
Aspen Technology, Inc. *	5		462
Autodesk, Inc. *	–	(a)	36
AVEVA Group plc (United Kingdom)	–	(a)	11
Beijing Shiji Information Technology Co. Ltd., Class A (China)	6		24
Cadence Design Systems, Inc. *	–	(a)	19
Check Point Software Technologies Ltd. (Israel) *	–	(a)	45
Citrix Systems, Inc.	–	(a)	17
CyberArk Software Ltd. *	–	(a)	12
Dassault Systemes SE (France)	–	(a)	70
Fortinet, Inc. *	–	(a)	15
Guidewire Software, Inc. *	4		307
Intuit, Inc.	6		1,386
Kingdee International Software Group Co. Ltd. (China)	50		66
Medallia, Inc. *	15		297
Micro Focus International plc (United Kingdom)	1		6
Microsoft Corp.	97		15,363
Nice Ltd. (Israel) *	–	(a)	33
NortonLifeLock, Inc.	1		11
Oracle Corp.	2		110
Oracle Corp. (Japan)	–	(a)	9
Paycom Software, Inc. *	–	(a)	10
Q2 Holdings, Inc. *	6		345
Sage Group plc (The) (United Kingdom)	4		29
salesforce.com, Inc. *	23		3,313
SAP SE (Germany)	13		1,487
ServiceNow, Inc. *	3		840
Slack Technologies, Inc., Class A *	7		178
Splunk, Inc. *	6		709
SS&C Technologies Holdings, Inc.	17		731
Synopsys, Inc. *	5		623
Temenos AG (Registered) (Switzerland) *	–	(a)	34
Trade Desk, Inc. (The), Class A *	3		646
Trend Micro, Inc. (Japan)	–	(a)	20
Tyler Technologies, Inc. *	2		520
WiseTech Global Ltd. (Australia)	1		6
Workday, Inc., Class A *	3		328
Yonyou Network Technology Co. Ltd., Class A (China)	8		42
Zscaler, Inc. *	8		487

			28,831

Specialty Retail — 1.3%
ABC-Mart, Inc. (Japan)	–	(a)	10
Advance Auto Parts, Inc.	–	(a)	6
AutoZone, Inc. *	1		689
Best Buy Co., Inc.	6		330
CarMax, Inc. *	–	(a)	9
Dufry AG (Registered) (Switzerland)	–	(a)	4
Fast Retailing Co. Ltd. (Japan)	–	(a)	82
Gap, Inc. (The)	17		123
Hennes & Mauritz AB, Class B (Sweden)	3		37

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Hikari Tsushin, Inc. (Japan)	–	(a)	17
Home Depot, Inc. (The)	21		3,861
Industria de Diseno Textil SA (Spain)	44		1,132
JD Sports Fashion plc (United Kingdom)	2		9
Kingfisher plc (United Kingdom)	8		13
L Brands, Inc.	–	(a)	3
Lowe’s Cos., Inc.	1		70
Mr Price Group Ltd. (South Africa)	16		100
Murphy USA, Inc. *	4		312
National Vision Holdings, Inc. *	11		221
Nitori Holdings Co. Ltd. (Japan)	–	(a)	41
O’Reilly Automotive, Inc. *	9		2,745
Ross Stores, Inc.	15		1,286
Shimamura Co. Ltd. (Japan)	–	(a)	6
Tiffany & Co.	–	(a)	14
TJX Cos., Inc. (The)	1		61
Tractor Supply Co.	7		583
Ulta Beauty, Inc. *	–	(a)	11
USS Co. Ltd. (Japan)	1		10
Yamada Denki Co. Ltd. (Japan) *	3		10

			11,795

Technology Hardware, Storage & Peripherals — 1.5%
Advantech Co. Ltd. (Taiwan)	6		50
Apple, Inc.	33		8,470
Brother Industries Ltd. (Japan)	1		12
Canon, Inc. (Japan)	4		80
Catcher Technology Co. Ltd. (Taiwan)	11		70
FUJIFILM Holdings Corp. (Japan)	1		64
Hewlett Packard Enterprise Co.	13		129
HP, Inc.	2		27
Konica Minolta, Inc. (Japan)	2		7
NetApp, Inc.	–	(a)	10
Quanta Computer, Inc. (Taiwan)	28		56
Ricoh Co. Ltd. (Japan)	3		19
Samsung Electronics Co. Ltd. (South Korea)	107		4,162
Seagate Technology plc	–	(a)	12
Seiko Epson Corp. (Japan)	1		10
Western Digital Corp.	–	(a)	13
Xerox Holdings Corp.	–	(a)	4

			13,195

Textiles, Apparel & Luxury Goods — 0.8%
adidas AG (Germany)	7		1,451
ANTA Sports Products Ltd. (China)	3		22
Burberry Group plc (United Kingdom)	35		569
Capri Holdings Ltd. *	–	(a)	2
Carter’s, Inc.	3		208
CCC SA (Poland)	1		6
Cie Financiere Richemont SA (Registered) (Switzerland)	10		524
Columbia Sportswear Co.	4		302
EssilorLuxottica SA (France)	6		602
Hanesbrands, Inc.	–	(a)	3
Hermes International (France)	–	(a)	79
Kering SA (France)	–	(a)	144
Lululemon Athletica, Inc. *	2		460
LVMH Moet Hennessy Louis Vuitton SE (France)	6		2,344
Moncler SpA (Italy)	1		24
NIKE, Inc., Class B	1		109
Pandora A/S (Denmark)	–	(a)	12
Puma SE (Germany)	–	(a)	18
PVH Corp.	–	(a)	3
Ralph Lauren Corp.	–	(a)	3
Shenzhou International Group Holdings Ltd. (China)	8		80
Swatch Group AG (The) (Switzerland)	–	(a)	20
Swatch Group AG (The) (Registered) (Switzerland)	–	(a)	9
Tapestry, Inc.	–	(a)	4
Under Armour, Inc., Class A *	–	(a)	2
Under Armour, Inc., Class C *	–	(a)	2
VF Corp.	–	(a)	19
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	3		4

			7,025

Thrifts & Mortgage Finance — 0.2%
Housing Development Finance Corp. Ltd. (India)	82		1,770

Tobacco — 0.2%
Altria Group, Inc.	2		76
British American Tobacco plc (United Kingdom)	8		287
Imperial Brands plc (United Kingdom)	3		64
ITC Ltd. (India)	222		501
Japan Tobacco, Inc. (Japan)	4		80
KT&G Corp. (South Korea)	1		76
Philip Morris International, Inc.	12		864
Swedish Match AB (Sweden)	1		35

			1,983

Trading Companies & Distributors — 0.1%
AerCap Holdings NV (Ireland) *	–	(a)	10
Applied Industrial Technologies, Inc.	4		202
Ashtead Group plc (United Kingdom)	2		36
Brenntag AG (Germany)	1		20
Bunzl plc (United Kingdom)	1		25
Fastenal Co.	1		19
Ferguson plc	9		572
ITOCHU Corp. (Japan)	5		104
Marubeni Corp. (Japan)	6		28
Mitsubishi Corp. (Japan)	5		106
Mitsui & Co. Ltd. (Japan)	6		85
MonotaRO Co. Ltd. (Japan)	1		13
Sumitomo Corp. (Japan)	4		50
Toyota Tsusho Corp. (Japan)	1		19
United Rentals, Inc. *	–	(a)	8
WW Grainger, Inc.	–	(a)	11

			1,308

Transportation Infrastructure — 0.0% (b)
Aena SME SA (Spain) (c)	–	(a)	27
Aeroports de Paris (France)	–	(a)	10
Atlantia SpA (Italy)	2		22
Auckland International Airport Ltd. (New Zealand)	4		11
DP World plc (United Arab Emirates)	2		32
Fraport AG Frankfurt Airport Services Worldwide (Germany)	–	(a)	6
Getlink SE (France)	2		19

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value (000)
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Mexico)	6		31
Grupo Aeroportuario del Sureste SAB de CV, Class B (Mexico)	4		41
International Container Terminal Services, Inc. (Philippines)	15		22
Japan Airport Terminal Co. Ltd. (Japan)	–	(a)	8
Kamigumi Co. Ltd. (Japan)	–	(a)	7
SATS Ltd. (Singapore)	3		6
Sydney Airport (Australia)	4		15
Transurban Group (Australia)	10		74

			331

Water Utilities — 0.0% (b)
American Water Works Co., Inc.	–	(a)	23
Severn Trent plc (United Kingdom)	1		24
United Utilities Group plc (United Kingdom)	2		28

			75

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, Series L (Mexico)	220		131
China Mobile Ltd. (China)	25		184
KDDI Corp. (Japan)	7		192
Millicom International Cellular SA, SDR (Colombia)	–	(a)	10
Mobile TeleSystems PJSC, ADR (Russia)	5		35
MTN Group Ltd. (South Africa)	4		11
NTT DOCOMO, Inc. (Japan)	5		153
Softbank Corp. (Japan)	6		79
SoftBank Group Corp. (Japan)	6		205
Tele2 AB, Class B (Sweden)	2		24
TIM Participacoes SA (Brazil) *	23		56
T-Mobile US, Inc. *	–	(a)	28
Turkcell Iletisim Hizmetleri A/S (Turkey)	32		58
Vodacom Group Ltd. (South Africa)	11		70
Vodafone Group plc (United Kingdom)	98		136

			1,372

TOTAL COMMON STOCKS (Cost $439,862)			471,438

	Principal Amount (000)
CORPORATE BONDS — 8.8%
Aerospace & Defense — 0.2%
Arconic, Inc.
5.13%, 10/1/2024	229		226
5.90%, 2/1/2027	73		68
5.95%, 2/1/2037	61		53
Bombardier, Inc. (Canada)
6.13%, 1/15/2023 (d)	87		61
7.50%, 3/15/2025 (d)	195		135
7.88%, 4/15/2027 (d)	98		68
BWX Technologies, Inc. 5.38%, 7/15/2026 (d)	40		39
Precision Castparts Corp. 4.20%, 6/15/2035	150		171
TransDigm, Inc. 6.25%, 3/15/2026 (d)	367		365
Triumph Group, Inc.
6.25%, 9/15/2024 (d)	15		14
7.75%, 8/15/2025	85		60
United Technologies Corp.
5.40%, 5/1/2035	40		51
4.63%, 11/16/2048	100		118

			1,429

Air Freight & Logistics — 0.0% (b)
XPO Logistics, Inc.
6.13%, 9/1/2023 (d)	157		153
6.75%, 8/15/2024 (d)	148		145

			298

Airlines — 0.0% (b)
United Airlines Holdings, Inc. 5.00%, 2/1/2024	69		60

Auto Components — 0.2%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (d)	200		137
Adient US LLC 7.00%, 5/15/2026 (d)	115		106
Allison Transmission, Inc.
5.00%, 10/1/2024 (d)	110		107
4.75%, 10/1/2027 (d)	20		18
5.88%, 6/1/2029 (d)	90		88
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	260		214
6.25%, 3/15/2026	183		141
6.50%, 4/1/2027	245		189
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026 (d)	245		179
Dana Financing Luxembourg SARL 6.50%, 6/1/2026 (d)	290		255
Delphi Technologies plc 5.00%, 10/1/2025 (d)	180		144
Goodyear Tire & Rubber Co. (The) 5.00%, 5/31/2026	56		52
Icahn Enterprises LP
6.38%, 12/15/2025	145		137
6.25%, 5/15/2026	44		42
Panther BF Aggregator 2 LP 6.25%, 5/15/2026 (d)	196		185
Tenneco, Inc. 5.00%, 7/15/2026	160		101

			2,095

Automobiles — 0.0% (b)
Daimler Finance North America LLC (Germany) 8.50%, 1/18/2031	102		136
Hyundai Capital America 2.85%, 11/1/2022 (d)	167		161

			297

Banks — 0.3%
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (e)	141		144

Investments	Principal Amount (000)	Value (000)
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028 (e)	350	363
Bank of Nova Scotia (The) (Canada) 2.00%, 11/15/2022	150	151
CIT Group, Inc. 4.75%, 2/16/2024	115	112
Citigroup, Inc.
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (e) (f) (g)	140	136
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (e)	250	257
6.68%, 9/13/2043	27	36
Citizens Financial Group, Inc. 4.30%, 12/3/2025	50	52
Commonwealth Bank of Australia (Australia) 4.50%, 12/9/2025 (d)	200	204
Fifth Third Bancorp 2.38%, 1/28/2025	86	84
HSBC Holdings plc (United Kingdom) 4.25%, 3/14/2024	300	309
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	200	202
Royal Bank of Canada (Canada) 2.25%, 11/1/2024	100	101
Royal Bank of Scotland Group plc (United Kingdom) 5.13%, 5/28/2024	125	126
Truist Financial Corp. 2.50%, 8/1/2024	75	74
Wells Fargo & Co.
3.00%, 4/22/2026	300	309
4.40%, 6/14/2046	47	53

		2,713

Beverages — 0.1%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	295	308
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.70%, 2/1/2036	55	57
Keurig Dr Pepper, Inc. 4.42%, 5/25/2025	75	80

		445

Biotechnology — 0.0% (b)
Baxalta, Inc. 3.60%, 6/23/2022	10	10
Gilead Sciences, Inc.
3.70%, 4/1/2024	20	21
3.50%, 2/1/2025	10	11

		42

Building Products — 0.1%
American Woodmark Corp. 4.88%, 3/15/2026 (d)	140	131
CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027 (d)	200	199
Standard Industries, Inc.
6.00%, 10/15/2025 (d)	50	49
5.00%, 2/15/2027 (d)	33	30
4.75%, 1/15/2028 (d)	240	221
Summit Materials LLC 5.13%, 6/1/2025 (d)	85	79

		709

Capital Markets — 0.2%
Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (d)	200	211
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (d)	44	47
Brookfield Finance, Inc. (Canada) 4.70%, 9/20/2047	50	47
Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	100	142
Deutsche Bank AG (Germany) 3.13%, 1/13/2021	115	113
Goldman Sachs Group, Inc. (The)
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (e) (f) (g)	100	85
3.50%, 4/1/2025	200	203
4.25%, 10/21/2025	36	38
3.85%, 1/26/2027	150	154
Invesco Finance plc 3.75%, 1/15/2026	62	67
Macquarie Group Ltd. (Australia) 6.25%, 1/14/2021 (d)	80	82
Morgan Stanley
3.88%, 1/27/2026	300	324
(SOFR + 3.12%), 3.62%, 4/1/2031 (e)	250	260
MSCI, Inc.
5.38%, 5/15/2027 (d)	146	148
4.00%, 11/15/2029 (d)	10	10

		1,931

Chemicals — 0.1%
Chemours Co. (The)
6.63%, 5/15/2023	150	128
7.00%, 5/15/2025	160	133
Dow Chemical Co. (The) 4.80%, 5/15/2049	100	103
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	8	9
Mosaic Co. (The) 5.63%, 11/15/2043	30	26
NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027 (d)	300	253
Nutrien Ltd. (Canada) 3.38%, 3/15/2025	22	22
Sherwin-Williams Co. (The)
3.30%, 2/1/2025	50	48
3.80%, 8/15/2049	100	99
WR Grace & Co.-Conn 5.63%, 10/1/2024 (d)	30	30

		851

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Commercial Services & Supplies — 0.1%
ACCO Brands Corp. 5.25%, 12/15/2024 (d)	163	156
ADT Security Corp. (The)
4.13%, 6/15/2023	80	78
4.88%, 7/15/2032 (d)	75	64
Allied Universal Holdco LLC
6.63%, 7/15/2026 (d)	21	20
9.75%, 7/15/2027 (d)	22	21
Aramark Services, Inc. 5.00%, 2/1/2028 (d)	190	177
Covanta Holding Corp. 5.88%, 7/1/2025	40	37
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/1/2021 (d)	25	25
5.00%, 2/1/2025 (d)	27	25
Nielsen Finance LLC 5.00%, 4/15/2022 (d)	130	120
Prime Security Services Borrower LLC
5.25%, 4/15/2024 (d)	47	46
5.75%, 4/15/2026 (d)	150	147
6.25%, 1/15/2028 (d)	125	108

		1,024

Communications Equipment — 0.1%
CommScope Technologies LLC
6.00%, 6/15/2025 (d)	274	251
5.00%, 3/15/2027 (d)	52	45
CommScope, Inc.
5.50%, 3/1/2024 (d)	71	72
6.00%, 3/1/2026 (d)	405	404
8.25%, 3/1/2027 (d)	86	83

		855

Construction & Engineering — 0.0% (b)
AECOM 5.13%, 3/15/2027	64	58

Construction Materials — 0.0% (b)
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	78	80

Consumer Finance — 0.2%
Ally Financial, Inc.
4.63%, 5/19/2022	225	217
5.75%, 11/20/2025	215	210
8.00%, 11/1/2031	60	69
Avolon Holdings Funding Ltd. (Ireland)
5.13%, 10/1/2023 (d)	99	86
4.38%, 5/1/2026 (d)	85	68
Capital One Financial Corp. 4.20%, 10/29/2025	75	75
Ford Motor Credit Co. LLC
4.39%, 1/8/2026	200	175
4.27%, 1/9/2027	200	171
John Deere Capital Corp. 1.75%, 3/9/2027	150	144
Navient Corp.
6.13%, 3/25/2024	140	131
5.00%, 3/15/2027	50	43
Springleaf Finance Corp.
8.25%, 10/1/2023	180	180
6.13%, 3/15/2024	75	74
6.88%, 3/15/2025	40	40
7.13%, 3/15/2026	120	117
6.63%, 1/15/2028	39	37
5.38%, 11/15/2029	65	59

		1,896

Containers & Packaging — 0.2%
Ardagh Packaging Finance plc 6.00%, 2/15/2025 (d)	340	341
Berry Global, Inc.
4.88%, 7/15/2026 (d)	240	243
5.63%, 7/15/2027 (d)	42	43
Crown Americas LLC 4.75%, 2/1/2026	35	36
LABL Escrow Issuer LLC
6.75%, 7/15/2026 (d)	215	197
10.50%, 7/15/2027 (d)	75	70
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (d)	420	386
Packaging Corp. of America 4.05%, 12/15/2049	24	24
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (d) (h)	200	199
WRKCo, Inc. 3.00%, 9/15/2024	100	100

		1,639

Distributors — 0.0% (b)
Performance Food Group, Inc. 5.50%, 10/15/2027 (d)	115	107
Wolverine Escrow LLC 9.00%, 11/15/2026 (d)	310	252

		359

Diversified Consumer Services — 0.0% (b)
Pepperdine University Series 2020, 3.30%, 12/1/2059	32	37
Service Corp. International
4.63%, 12/15/2027	165	165
5.13%, 6/1/2029	65	66

		268

Diversified Financial Services — 0.1%
ACE Cash Express, Inc. 12.00%, 12/15/2022 (d)	81	57
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	200	216
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (d)	235	204
Refinitiv US Holdings, Inc. 8.25%, 11/15/2026 (d)	157	166

		643

Diversified Telecommunication Services — 1.0%
Altice France SA (France) 7.38%, 5/1/2026 (d)	535	540

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
AT&T, Inc.
4.90%, 8/15/2037	150	168
5.15%, 11/15/2046	100	118
CCO Holdings LLC
5.88%, 4/1/2024 (d)	52	53
5.75%, 2/15/2026 (d)	1,060	1,071
5.50%, 5/1/2026 (d)	525	532
5.13%, 5/1/2027 (d)	735	740
5.00%, 2/1/2028 (d)	45	45
4.75%, 3/1/2030 (d)	108	108
CenturyLink, Inc.
Series W, 6.75%, 12/1/2023	35	37
Series Y, 7.50%, 4/1/2024	75	82
5.63%, 4/1/2025	405	407
5.13%, 12/15/2026 (d)	265	264
Series G, 6.88%, 1/15/2028	49	50
Cincinnati Bell, Inc.
7.00%, 7/15/2024 (d)	90	91
8.00%, 10/15/2025 (d)	89	91
Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (d)	150	148
Embarq Corp. 8.00%, 6/1/2036	147	146
Frontier Communications Corp.
7.13%, 1/15/2023	55	13
7.63%, 4/15/2024	25	6
6.88%, 1/15/2025	14	4
11.00%, 9/15/2025	67	17
8.50%, 4/1/2026 (d)	207	189
8.00%, 4/1/2027 (d)	230	227
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023	565	347
8.00%, 2/15/2024 (d)	250	242
8.50%, 10/15/2024 (d)	183	115
9.75%, 7/15/2025 (d)	140	88
Level 3 Financing, Inc.
5.13%, 5/1/2023	95	93
5.38%, 1/15/2024	240	240
5.38%, 5/1/2025	120	119
5.25%, 3/15/2026	10	10
4.63%, 9/15/2027 (d)	85	85
Sprint Capital Corp.
6.88%, 11/15/2028	100	114
8.75%, 3/15/2032	561	742
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	215	218
6.00%, 9/30/2034	185	183
Telefonica Emisiones SA (Spain) 5.13%, 4/27/2020	102	102
Verizon Communications, Inc.
4.13%, 3/16/2027	100	111
4.40%, 11/1/2034	100	117
Virgin Media Secured Finance plc (United Kingdom)
5.50%, 8/15/2026 (d)	200	203
5.50%, 5/15/2029 (d)	200	200
Windstream Services LLC 9.00%, 6/30/2025 (d) (i)	195	8

		8,484

Electric Utilities — 0.2%
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	29	29
Duke Energy Progress LLC 4.10%, 3/15/2043	50	55
Edison International 4.13%, 3/15/2028	100	96
Evergy Metro, Inc. 5.30%, 10/1/2041	54	65
Evergy, Inc. 4.85%, 6/1/2021	35	35
Florida Power & Light Co. 3.15%, 10/1/2049	50	52
Nevada Power Co. 5.45%, 5/15/2041	34	40
NextEra Energy Operating Partners LP 4.25%, 7/15/2024 (d)	63	61
NRG Energy, Inc.
7.25%, 5/15/2026	115	121
6.63%, 1/15/2027	40	42
5.75%, 1/15/2028	155	158
5.25%, 6/15/2029 (d)	10	10
PECO Energy Co. 4.80%, 10/15/2043	100	122
Pennsylvania Electric Co. 3.25%, 3/15/2028 (d)	75	72
PPL Electric Utilities Corp. 4.75%, 7/15/2043	42	49
Southern Co. (The) 4.40%, 7/1/2046	50	52
Southwestern Electric Power Co. Series J, 3.90%, 4/1/2045	50	45
Southwestern Public Service Co. 3.75%, 6/15/2049	100	105
Virginia Electric & Power Co. 4.00%, 1/15/2043	75	80
Vistra Operations Co. LLC
5.50%, 9/1/2026 (d)	190	196
5.63%, 2/15/2027 (d)	70	72

		1,557

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 4.50%, 3/1/2023	100	99
CDW LLC
5.50%, 12/1/2024	45	47
5.00%, 9/1/2025	165	170
4.25%, 4/1/2028	163	164

		480

Energy Equipment & Services — 0.1%
Archrock Partners LP
6.00%, 10/1/2022	175	175
6.88%, 4/1/2027 (d)	9	6
Diamond Offshore Drilling, Inc. 5.70%, 10/15/2039	31	5

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Halliburton Co. 4.75%, 8/1/2043	100	77
Nabors Industries Ltd. 7.25%, 1/15/2026 (d)	50	17
Nabors Industries, Inc. 5.75%, 2/1/2025	115	25
Noble Holding International Ltd.
7.88%, 2/1/2026 (d)	70	17
6.20%, 8/1/2040	38	2
5.25%, 3/15/2042	24	1
Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.25%, 2/15/2025 (d)	87	39
Transocean Guardian Ltd. 5.88%, 1/15/2024 (d)	175	140
Transocean Pontus Ltd. 6.13%, 8/1/2025 (d)	101	82
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (d)	84	68
Transocean Proteus Ltd. 6.25%, 12/1/2024 (d)	72	58
Transocean, Inc.
7.25%, 11/1/2025 (d)	43	22
7.50%, 1/15/2026 (d)	40	19

		753

Entertainment — 0.1%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/2025	205	86
5.88%, 11/15/2026	25	10
6.13%, 5/15/2027	45	19
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (d)	59	53
4.75%, 10/15/2027 (d)	145	130
Netflix, Inc.
5.88%, 2/15/2025	22	23
4.88%, 4/15/2028	100	102
5.88%, 11/15/2028	142	152
5.38%, 11/15/2029 (d)	85	89
4.88%, 6/15/2030 (d)	150	152

		816

Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp. 2.75%, 1/15/2027	100	97
Brookfield Property REIT, Inc. 5.75%, 5/15/2026 (d)	80	65
Equinix, Inc. 5.88%, 1/15/2026	120	122
ESH Hospitality, Inc.
5.25%, 5/1/2025 (d)	220	185
4.63%, 10/1/2027 (d)	159	124
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (d)	52	49
Healthcare Trust of America Holdings LP 3.10%, 2/15/2030	83	74
Healthpeak Properties, Inc. 3.00%, 1/15/2030	150	141
Iron Mountain, Inc.
5.75%, 8/15/2024	45	45
4.88%, 9/15/2027 (d)	124	120
4.88%, 9/15/2029 (d)	165	155
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	65	62
5.75%, 2/1/2027	254	221
4.50%, 1/15/2028	15	13
National Retail Properties, Inc. 3.60%, 12/15/2026	51	51
Regency Centers LP 2.95%, 9/15/2029	18	17
Ryman Hospitality Properties, Inc. 4.75%, 10/15/2027 (d)	120	90
Simon Property Group LP 2.45%, 9/13/2029	150	139
UDR, Inc. 3.20%, 1/15/2030	50	49
Uniti Group LP 6.00%, 4/15/2023 (d)	80	73
VICI Properties LP
3.50%, 2/15/2025 (d)	30	28
4.25%, 12/1/2026 (d)	145	133
3.75%, 2/15/2027 (d)	275	259
4.13%, 8/15/2030 (d)	30	28
Welltower, Inc. 3.10%, 1/15/2030	100	95

		2,435

Food & Staples Retailing — 0.1%
Albertsons Cos., Inc.
3.50%, 2/15/2023 (d)	40	39
6.63%, 6/15/2024	240	244
5.75%, 3/15/2025	46	46
7.50%, 3/15/2026 (d)	115	124
4.63%, 1/15/2027 (d)	85	85
4.88%, 2/15/2030 (d)	90	89
Alimentation Couche-Tard, Inc. (Canada) 3.80%, 1/25/2050 (d)	58	51
Kroger Co. (The)
4.50%, 1/15/2029	100	112
5.40%, 7/15/2040	25	30
New Albertsons LP 8.00%, 5/1/2031	29	28
Rite Aid Corp.
6.13%, 4/1/2023 (d)	133	115
7.50%, 7/1/2025 (d)	77	73

		1,036

Food Products — 0.2%
Archer-Daniels-Midland Co. 3.25%, 3/27/2030	45	48
B&G Foods, Inc. 5.25%, 4/1/2025	169	165
Campbell Soup Co. 3.95%, 3/15/2025	20	21
JBS USA LUX SA
5.75%, 6/15/2025 (d)	120	121
6.50%, 4/15/2029 (d)	104	112
5.50%, 1/15/2030 (d)	216	223

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Lamb Weston Holdings, Inc. 4.88%, 11/1/2026 (d)	70	71
Pilgrim’s Pride Corp.
5.75%, 3/15/2025 (d)	105	105
5.88%, 9/30/2027 (d)	101	101
Post Holdings, Inc.
5.00%, 8/15/2026 (d)	114	117
5.75%, 3/1/2027 (d)	210	215
5.63%, 1/15/2028 (d)	40	41
5.50%, 12/15/2029 (d)	66	69
4.63%, 4/15/2030 (d)	42	40
Tyson Foods, Inc.
3.55%, 6/2/2027	50	52
5.15%, 8/15/2044	50	59

		1,560

Gas Utilities — 0.1%
AmeriGas Partners LP
5.50%, 5/20/2025	197	181
5.88%, 8/20/2026	25	24
5.75%, 5/20/2027	39	36
Atmos Energy Corp. 3.38%, 9/15/2049	80	81
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	86	87
Dominion Energy Gas Holdings LLC Series B, 3.00%, 11/15/2029	100	94
Southern Natural Gas Co. LLC 4.80%, 3/15/2047 (d)	31	30

		533

Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 4.90%, 11/30/2046	100	137
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (d)	100	99
Hologic, Inc. 4.38%, 10/15/2025 (d)	182	180
Medtronic, Inc.
3.50%, 3/15/2025	25	27
4.63%, 3/15/2045	82	108
Teleflex, Inc. 4.88%, 6/1/2026	32	31
Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	35	36

		618

Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	73	69
Aetna, Inc. 4.75%, 3/15/2044	30	33
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023 (d)	41	36
Centene Corp.
4.75%, 1/15/2025	57	58
5.25%, 4/1/2025 (d)	106	107
5.38%, 6/1/2026 (d)	99	102
4.25%, 12/15/2027 (d)	5	5
4.63%, 12/15/2029 (d)	320	322
3.38%, 2/15/2030 (d)	90	84
CommonSpirit Health 3.35%, 10/1/2029	67	63
Community Health Systems, Inc.
6.25%, 3/31/2023	195	185
8.63%, 1/15/2024 (d)	185	183
8.00%, 3/15/2026 (d)	24	23
CVS Health Corp.
4.30%, 3/25/2028	100	106
3.25%, 8/15/2029	44	43
DaVita, Inc.
5.13%, 7/15/2024	135	135
5.00%, 5/1/2025	357	356
Encompass Health Corp.
5.75%, 11/1/2024	197	198
4.50%, 2/1/2028	55	54
HCA, Inc.
5.88%, 5/1/2023	195	204
5.38%, 2/1/2025	105	107
5.88%, 2/15/2026	1,168	1,216
5.63%, 9/1/2028	64	67
5.88%, 2/1/2029	91	96
3.50%, 9/1/2030	175	159
5.13%, 6/15/2039	100	103
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	13	14
Memorial Health Services 3.45%, 11/1/2049	87	89
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	97	90
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022 (d) (j)	102	79
Quest Diagnostics, Inc. 2.95%, 6/30/2030	146	145
Tenet Healthcare Corp.
6.75%, 6/15/2023	210	194
4.63%, 7/15/2024	94	90
4.63%, 9/1/2024 (d)	26	25
5.13%, 5/1/2025	131	124
4.88%, 1/1/2026 (d)	602	573
6.25%, 2/1/2027 (d)	260	253
5.13%, 11/1/2027 (d)	63	60
Trinity Health Corp. Series 2019, 3.43%, 12/1/2048	30	31

		5,881

Hotels, Restaurants & Leisure — 0.4%
1011778 BC ULC (Canada)
4.25%, 5/15/2024 (d)	270	269
5.00%, 10/15/2025 (d)	145	138
3.88%, 1/15/2028 (d)	30	29
Boyd Gaming Corp. 6.38%, 4/1/2026	212	183
Cedar Fair LP
5.38%, 4/15/2027	4	3
5.25%, 7/15/2029 (d)	85	72

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Enterprise Development Authority (The) 12.00%, 7/15/2024 (d)	67	58
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/2024	20	19
5.13%, 5/1/2026	172	164
4.88%, 1/15/2030	48	41
Hilton Worldwide Finance LLC
4.63%, 4/1/2025	205	191
4.88%, 4/1/2027	60	57
International Game Technology plc
6.50%, 2/15/2025 (d)	200	177
6.25%, 1/15/2027 (d)	200	174
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026	110	96
McDonald’s Corp. 4.88%, 7/15/2040	50	53
MGM Resorts International
5.75%, 6/15/2025	15	13
4.63%, 9/1/2026	481	409
5.50%, 4/15/2027	79	72
Sabre GLBL, Inc. 5.25%, 11/15/2023 (d)	10	9
Scientific Games International, Inc. 5.00%, 10/15/2025 (d)	320	279
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (d)	117	99
5.50%, 4/15/2027 (d)	65	55
Stars Group Holdings BV (Canada) 7.00%, 7/15/2026 (d)	134	126
Station Casinos LLC
5.00%, 10/1/2025 (d)	115	96
4.50%, 2/15/2028 (d)	15	12
Wyndham Destinations, Inc.
5.40%, 4/1/2024 (h)	34	29
6.35%, 10/1/2025 (h)	36	30
5.75%, 4/1/2027 (h)	34	28
Wynn Las Vegas LLC 5.50%, 3/1/2025 (d)	317	295
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (d)	355	323
Yum! Brands, Inc. 4.75%, 1/15/2030 (d)	177	165

		3,764

Household Durables — 0.1%
Lennar Corp.
4.75%, 5/30/2025	130	125
5.00%, 6/15/2027	35	32
4.75%, 11/29/2027	65	65
Newell Brands, Inc.
4.20%, 4/1/2026 (h)	295	288
5.38%, 4/1/2036 (h)	5	5
Tempur Sealy International, Inc.
5.63%, 10/15/2023	319	296
5.50%, 6/15/2026	113	99

		910

Household Products — 0.1%
Central Garden & Pet Co.
6.13%, 11/15/2023	55	53
5.13%, 2/1/2028	195	180
Energizer Holdings, Inc. 7.75%, 1/15/2027 (d)	230	237
Spectrum Brands, Inc.
6.13%, 12/15/2024	59	56
5.75%, 7/15/2025	273	255
5.00%, 10/1/2029 (d)	31	27

		808

Independent Power and Renewable Electricity Producers — 0.0% (b)
Calpine Corp.
5.75%, 1/15/2025	115	106
5.25%, 6/1/2026 (d)	135	128
Clearway Energy Operating LLC
5.75%, 10/15/2025	5	5
5.00%, 9/15/2026	60	58
Vistra Energy Corp. 5.88%, 6/1/2023	75	75

		372

Industrial Conglomerates — 0.0% (b)
Roper Technologies, Inc. 3.00%, 12/15/2020	31	31

Insurance — 0.1%
Aon Corp. 6.25%, 9/30/2040	28	37
Assurant, Inc. 4.20%, 9/27/2023	120	128
Athene Global Funding 2.75%, 6/25/2024 (d)	150	150
CNA Financial Corp.
3.95%, 5/15/2024	17	18
4.50%, 3/1/2026	13	13
Guardian Life Insurance Co. of America (The) 3.70%, 1/22/2070 (d)	32	29
Liberty Mutual Group, Inc.
4.25%, 6/15/2023 (d)	23	24
4.57%, 2/1/2029 (d)	77	85
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (d) (e)	50	43
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (d)	250	304

		831

Internet & Direct Marketing Retail — 0.0% (b)
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (d)	155	126

IT Services — 0.0% (b)
DXC Technology Co. 4.25%, 4/15/2024	69	71
Western Union Co. (The) 3.60%, 3/15/2022	10	10

		81

Leisure Products — 0.1%
Mattel, Inc.
3.15%, 3/15/2023	96	90
6.75%, 12/31/2025 (d)	540	551

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Vista Outdoor, Inc. 5.88%, 10/1/2023	210	174

		815

Life Sciences Tools & Services — 0.0% (b)
Avantor, Inc. 6.00%, 10/1/2024 (d)	165	173
Thermo Fisher Scientific, Inc. 3.20%, 8/15/2027	100	102

		275

Machinery — 0.0% (b)
Colfax Corp. 6.00%, 2/15/2024 (d)	50	50
Welbilt, Inc. 9.50%, 2/15/2024	70	59

		109

Media — 0.8%
Altice Financing SA (Luxembourg) 7.50%, 5/15/2026 (d)	520	506
AMC Networks, Inc.
5.00%, 4/1/2024	125	120
4.75%, 8/1/2025	50	49
Cinemark USA, Inc. 4.88%, 6/1/2023	147	110
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024 (d)	497	427
5.13%, 8/15/2027 (d)	285	267
Comcast Corp.
4.15%, 10/15/2028	250	285
4.00%, 11/1/2049	39	46
4.05%, 11/1/2052	97	115
Cox Communications, Inc. 4.60%, 8/15/2047 (d)	139	144
CSC Holdings LLC
5.25%, 6/1/2024	85	85
10.88%, 10/15/2025 (d)	200	216
5.50%, 5/15/2026 (d)	475	491
5.50%, 4/15/2027 (d)	200	207
Diamond Sports Group LLC
5.38%, 8/15/2026 (d)	320	260
6.63%, 8/15/2027 (d)	32	21
DISH DBS Corp.
6.75%, 6/1/2021	60	61
5.88%, 7/15/2022	200	195
5.00%, 3/15/2023	35	34
5.88%, 11/15/2024	680	662
7.75%, 7/1/2026	185	190
Entercom Media Corp. 6.50%, 5/1/2027 (d)	48	42
Gray Television, Inc.
5.13%, 10/15/2024 (d)	65	63
5.88%, 7/15/2026 (d)	85	82
7.00%, 5/15/2027 (d)	120	119
iHeartCommunications, Inc.
6.38%, 5/1/2026	29	27
8.38%, 5/1/2027	114	97
5.25%, 8/15/2027 (d)	170	148
Lamar Media Corp. 5.75%, 2/1/2026	70	72
3.75%, 2/15/2028 (d)	30	28
4.00%, 2/15/2030 (d)	30	28
Meredith Corp. 6.88%, 2/1/2026	180	155
Nexstar Broadcasting, Inc.
5.63%, 8/1/2024 (d)	115	108
5.63%, 7/15/2027 (d)	130	127
Outfront Media Capital LLC 5.00%, 8/15/2027 (d)	120	110
Sinclair Television Group, Inc.
5.63%, 8/1/2024 (d)	243	224
5.88%, 3/15/2026 (d)	12	10
Sirius XM Radio, Inc.
4.63%, 7/15/2024 (d)	15	15
5.38%, 4/15/2025 (d)	291	294
5.38%, 7/15/2026 (d)	230	233
5.00%, 8/1/2027 (d)	195	198
5.50%, 7/1/2029 (d)	12	12
TEGNA, Inc.
5.50%, 9/15/2024 (d)	20	19
4.63%, 3/15/2028 (d)	60	53
Time Warner Cable LLC 7.30%, 7/1/2038	125	154
ViacomCBS, Inc.
4.38%, 3/15/2043	100	89
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (e)	145	123
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (e)	55	47
Videotron Ltd. (Canada) 5.13%, 4/15/2027 (d)	315	315

		7,483

Metals & Mining — 0.2%
Alcoa Nederland Holding BV 6.75%, 9/30/2024 (d)	200	194
Allegheny Technologies, Inc. 7.88%, 8/15/2023 (h)	15	15
BHP Billiton Finance USA Ltd. (Australia) 5.00%, 9/30/2043	100	131
FMG Resources August 2006 Pty. Ltd. (Australia)
4.75%, 5/15/2022 (d)	47	47
5.13%, 5/15/2024 (d)	15	15
Freeport-McMoRan, Inc.
3.55%, 3/1/2022	14	13
3.88%, 3/15/2023	454	432
4.55%, 11/14/2024	80	76
4.13%, 3/1/2028	104	91
5.40%, 11/14/2034	45	42
Glencore Funding LLC (Switzerland) 4.88%, 3/12/2029 (d)	40	39
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (d)	60	53
Novelis Corp.
5.88%, 9/30/2026 (d)	25	24
4.75%, 1/30/2030 (d)	165	147

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Steel Dynamics, Inc. 3.45%, 4/15/2030	21	19
United States Steel Corp. 6.25%, 3/15/2026	51	33

		1,371

Multiline Retail — 0.0%(b)
JC Penney Corp., Inc. 5.88%, 7/1/2023 (d)	60	22
Neiman Marcus Group Ltd. LLC
14.00% (Blend (cash 8.00% + PIK 6.00%), 4/25/2024 (d) (j)	244	66
8.00%, 10/25/2024 (d)	201	20
8.75%, 10/25/2024 (d)	169	14
Target Corp. 2.25%, 4/15/2025	64	65

		187

Multi-Utilities — 0.1%
CMS Energy Corp. 3.45%, 8/15/2027	200	203
Consolidated Edison Co. of New York, Inc. 3.70%, 11/15/2059	100	95
NiSource, Inc.
2.65%, 11/17/2022	92	93
4.80%, 2/15/2044	65	66
Southern Co. Gas Capital Corp. 5.88%, 3/15/2041	18	20

		477

Oil, Gas & Consumable Fuels — 0.6%
Antero Midstream Partners LP
5.38%, 9/15/2024	80	56
5.75%, 1/15/2028 (d)	60	38
Antero Resources Corp.
5.38%, 11/1/2021	17	12
5.13%, 12/1/2022	60	31
5.63%, 6/1/2023	206	83
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (d)	61	64
Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026 (d)	25	7
Blue Racer Midstream LLC 6.13%, 11/15/2022 (d)	355	266
BP Capital Markets America, Inc.
3.59%, 4/14/2027	150	159
4.23%, 11/6/2028	50	54
Buckeye Partners LP
4.13%, 3/1/2025 (d)	65	55
4.50%, 3/1/2028 (d)	65	53
Cameron LNG LLC 3.30%, 1/15/2035 (d)	40	35
Cenovus Energy, Inc. (Canada) 3.80%, 9/15/2023	50	26
Cheniere Energy Partners LP
5.25%, 10/1/2025	90	84
4.50%, 10/1/2029 (d)	105	93
Chesapeake Energy Corp. 11.50%, 1/1/2025 (d)	107	17
Comstock Resources, Inc.
7.50%, 5/15/2025 (d)	95	67
9.75%, 8/15/2026	30	21
Crestwood Midstream Partners LP
6.25%, 4/1/2023 (h)	78	44
5.75%, 4/1/2025	55	31
5.63%, 5/1/2027 (d)	65	36
DCP Midstream Operating LP
4.95%, 4/1/2022	20	16
5.38%, 7/15/2025	166	113
6.75%, 9/15/2037 (d)	60	32
Ecopetrol SA (Colombia) 5.38%, 6/26/2026	116	112
Energy Transfer Operating LP 4.05%, 3/15/2025	95	83
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (e) (f) (g)	125	25
4.40%, 4/1/2024	32	16
4.15%, 6/1/2025	165	80
4.85%, 7/15/2026	18	9
Enterprise Products Operating LLC
3.90%, 2/15/2024	33	34
3.70%, 2/15/2026	51	51
3.95%, 1/31/2060	60	50
EP Energy LLC
9.38%, 5/1/2024 (d) (i)	30	–	(a)
8.00%, 2/15/2025 (d) (i)	127	–	(a)
Exxon Mobil Corp.
3.00%, 8/16/2039	73	73
Genesis Energy LP
6.00%, 5/15/2023	40	29
6.25%, 5/15/2026	135	96
7.75%, 2/1/2028	64	45
Gulfport Energy Corp.
6.63%, 5/1/2023	55	15
6.00%, 10/15/2024	15	4
6.38%, 5/15/2025	85	20
6.38%, 1/15/2026	80	16
Hess Midstream Operations LP 5.63%, 2/15/2026 (d)	95	67
Hilcorp Energy I LP
5.75%, 10/1/2025 (d)	57	26
6.25%, 11/1/2028 (d)	52	23
Magellan Midstream Partners LP
5.15%, 10/15/2043	25	25
3.95%, 3/1/2050	100	85
Marathon Petroleum Corp. 4.75%, 9/15/2044	100	76
Matador Resources Co. 5.88%, 9/15/2026	31	9
MEG Energy Corp. (Canada)
7.00%, 3/31/2024 (d)	61	28
6.50%, 1/15/2025 (d)	179	113
7.13%, 2/1/2027 (d)	96	48
MPLX LP 4.25%, 12/1/2027 (d)	40	35
Noble Energy, Inc. 4.95%, 8/15/2047	100	61

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
NuStar Logistics LP
6.00%, 6/1/2026	33	24
5.63%, 4/28/2027	32	25
Oasis Petroleum, Inc.
6.88%, 3/15/2022	71	14
6.88%, 1/15/2023	60	12
6.25%, 5/1/2026 (d)	265	43
Occidental Petroleum Corp.
5.55%, 3/15/2026	15	8
4.40%, 4/15/2046	100	42
ONEOK, Inc.
3.40%, 9/1/2029	100	75
Ovintiv, Inc.
7.38%, 11/1/2031	50	23
6.63%, 8/15/2037	35	15
Parsley Energy LLC
5.38%, 1/15/2025 (d)	80	62
5.25%, 8/15/2025 (d)	135	102
PBF Holding Co. LLC 6.00%, 2/15/2028 (d)	125	84
Phillips 66 Partners LP 3.15%, 12/15/2029	55	45
Plains All American Pipeline LP 4.50%, 12/15/2026	100	81
QEP Resources, Inc.
5.25%, 5/1/2023	30	11
5.63%, 3/1/2026	49	18
Range Resources Corp. 4.88%, 5/15/2025	170	101
SM Energy Co.
5.00%, 1/15/2024	55	16
5.63%, 6/1/2025	45	12
6.63%, 1/15/2027	89	26
Southwestern Energy Co.
6.20%, 1/23/2025 (h)	67	46
7.50%, 4/1/2026	60	39
7.75%, 10/1/2027	10	6
Suncor Energy, Inc. (Canada) 5.95%, 12/1/2034	50	48
Sunoco LP
5.50%, 2/15/2026	35	30
6.00%, 4/15/2027	85	73
5.88%, 3/15/2028	10	9
Tallgrass Energy Partners LP
5.50%, 9/15/2024 (d)	49	27
5.50%, 1/15/2028 (d)	60	31
Targa Resources Partners LP
5.25%, 5/1/2023	25	22
4.25%, 11/15/2023	100	86
5.88%, 4/15/2026	340	283
6.50%, 7/15/2027	127	108
5.00%, 1/15/2028	50	40
6.88%, 1/15/2029	85	69
TerraForm Power Operating LLC 5.00%, 1/31/2028 (d)	85	89
Whiting Petroleum Corp.
5.75%, 3/15/2021	20	1
6.63%, 1/15/2026	215	15
Williams Cos., Inc. (The) 4.85%, 3/1/2048	101	94
WPX Energy, Inc.
5.75%, 6/1/2026	69	40
5.25%, 10/15/2027	95	52

		4,894

Personal Products — 0.0% (b)
Prestige Brands, Inc. 6.38%, 3/1/2024 (d)	95	97

Pharmaceuticals — 0.3%
Allergan, Inc. 2.80%, 3/15/2023	80	79
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (d)	324	338
8.50%, 1/31/2027 (d)	238	249
Bausch Health Cos., Inc.
5.50%, 3/1/2023 (d)	4	4
5.88%, 5/15/2023 (d)	11	11
7.00%, 3/15/2024 (d)	151	155
6.13%, 4/15/2025 (d)	267	263
5.50%, 11/1/2025 (d)	301	304
9.00%, 12/15/2025 (d)	475	501
5.75%, 8/15/2027 (d)	54	56
7.00%, 1/15/2028 (d)	151	156
5.00%, 1/30/2028 (d)	64	60
7.25%, 5/30/2029 (d)	31	32
5.25%, 1/30/2030 (d)	64	60
Bristol-Myers Squibb Co. 5.00%, 8/15/2045 (d)	70	94
Merck & Co., Inc. 3.90%, 3/7/2039	50	59
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (d)	255	254
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	50	51

		2,726

Professional Services — 0.0% (b)
Dun & Bradstreet Corp. (The) 6.88%, 8/15/2026 (d)	85	88

Real Estate Management & Development — 0.0% (b)
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	39	35

Road & Rail — 0.1%
AerCap Global Aviation Trust (Ireland) (ICE LIBOR USD 3 Month + 4.30%), 6.50%, 6/15/2045 (d) (e)	200	166
Ashtead Capital, Inc. (United Kingdom) 4.00%, 5/1/2028 (d)	200	172
Avis Budget Car Rental LLC
6.38%, 4/1/2024 (d)	165	132
5.25%, 3/15/2025 (d)	97	76
5.75%, 7/15/2027 (d)	46	37
CSX Corp.
4.25%, 3/15/2029	75	84
3.35%, 9/15/2049	50	48

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
ERAC USA Finance LLC 4.50%, 8/16/2021 (d)	35	36
Hertz Corp. (The)
7.63%, 6/1/2022 (d)	55	44
5.50%, 10/15/2024 (d)	252	142
7.13%, 8/1/2026 (d)	160	84
Penske Truck Leasing Co. LP 4.20%, 4/1/2027 (d)	160	164
Union Pacific Corp. 3.55%, 8/15/2039	50	50

		1,235

Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc.
3.13%, 12/5/2023	37	38
3.50%, 12/5/2026	100	101
Broadcom Corp. 3.63%, 1/15/2024	151	149
MagnaChip Semiconductor Corp. (South Korea) 6.63%, 7/15/2021 (h)	75	73
Qorvo, Inc. 5.50%, 7/15/2026	115	120
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026 (d)	400	392

		873

Software — 0.1%
CDK Global, Inc.
5.88%, 6/15/2026	35	37
5.25%, 5/15/2029 (d)	156	159
Infor US, Inc.
6.50%, 5/15/2022	322	314
Open Text Corp. (Canada) 5.88%, 6/1/2026 (d)	120	126
Solera LLC 10.50%, 3/1/2024 (d)	54	53
SS&C Technologies, Inc. 5.50%, 9/30/2027 (d)	223	230

		919

Specialty Retail — 0.2%
Advance Auto Parts, Inc. 4.50%, 12/1/2023	30	31
AutoZone, Inc. 4.00%, 4/15/2030	55	56
Home Depot, Inc. (The) 3.13%, 12/15/2049	65	65
L Brands, Inc. 6.88%, 11/1/2035	195	144
O’Reilly Automotive, Inc. 3.60%, 9/1/2027	62	60
Penske Automotive Group, Inc. 5.50%, 5/15/2026	251	229
PetSmart, Inc.
7.13%, 3/15/2023 (d)	190	179
5.88%, 6/1/2025 (d)	457	450
8.88%, 6/1/2025 (d)	40	36
Staples, Inc.
7.50%, 4/15/2026 (d)	300	263
10.75%, 4/15/2027 (d)	175	134
TJX Cos., Inc. (The) 3.50%, 4/15/2025	54	55

		1,702

Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC 7.13%, 6/15/2024 (d)	165	170
NCR Corp.
5.75%, 9/1/2027 (d)	175	159
6.13%, 9/1/2029 (d)	195	182
Western Digital Corp. 4.75%, 2/15/2026	191	194
Xerox Corp. 4.12%, 3/15/2023 (h)	64	64

		769

Thrifts & Mortgage Finance — 0.0% (b)
Ladder Capital Finance Holdings LLLP REIT, 5.25%, 10/1/2025 (d)	55	45
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/2023 (d)	111	109
9.13%, 7/15/2026 (d)	93	84
Quicken Loans, Inc. 5.25%, 1/15/2028 (d)	170	166

		404

Tobacco — 0.0% (b)
BAT Capital Corp. (United Kingdom) 4.54%, 8/15/2047	55	50

Trading Companies & Distributors — 0.2%
Ahern Rentals, Inc. 7.38%, 5/15/2023 (d)	145	83
Air Lease Corp. 3.25%, 10/1/2029	150	120
H&E Equipment Services, Inc. 5.63%, 9/1/2025	120	111
Herc Holdings, Inc. 5.50%, 7/15/2027 (d)	330	307
United Rentals North America, Inc.
5.88%, 9/15/2026	80	81
6.50%, 12/15/2026	438	445
5.50%, 5/15/2027	90	88
3.88%, 11/15/2027	75	71
4.88%, 1/15/2028	85	82

		1,388

Wireless Telecommunication Services — 0.3%
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	145	144
6.63%, 8/1/2026	35	35
Rogers Communications, Inc. (Canada) 3.70%, 11/15/2049	100	104
Sprint Corp.
7.25%, 9/15/2021	86	89
7.88%, 9/15/2023	220	242
7.13%, 6/15/2024	254	279
7.63%, 2/15/2025	550	609
7.63%, 3/1/2026	248	281

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
T-Mobile USA, Inc.
6.50%, 1/15/2024 ‡	170	–
6.38%, 3/1/2025 ‡	200	–
6.50%, 1/15/2026	309	324
6.50%, 1/15/2026 ‡	544	–	(a)
4.50%, 2/1/2026	208	212
4.75%, 2/1/2028	500	516
4.75%, 4/6/2020 ‡ (f) (g)	210	–
Vodafone Group plc (United Kingdom)
6.15%, 2/27/2037	50	58
5.00%, 5/30/2038	28	31

		2,924

TOTAL CORPORATE BONDS (Cost $84,860)		77,589

COLLATERALIZED MORTGAGE OBLIGATIONS — 7.4%
Alternative Loan Trust
Series 2005-20CB, Class 4A1, 5.25%, 7/25/2020	15	15
Series 2004-27CB, Class A1, 6.00%, 12/25/2034	265	244
Series 2005-3CB, Class 1A4, 5.25%, 3/25/2035	9	9
American Home Mortgage Investment Trust Series 2006-3, Class 22A1, 3.28%, 12/25/2036 (k)	1,499	1,185
Angel Oak Mortgage Trust
Series 2019-5, Class A3, 2.92%, 10/25/2049 (d) (k)	1,816	1,784
Series 2020-1, Class M1, 3.16%, 12/25/2059 ‡ (d) (k)	897	758
Banc of America Alternative Loan Trust
Series 2004-6, Class 4A1, 5.00%, 7/25/2019	10	10
Series 2006-5, Class 3A1, 6.00%, 6/25/2046	38	37
Bear Stearns ALT-A Trust
Series 2004-6, Class 1A, 1.59%, 7/25/2034 (k)	9	9
Series 2005-4, Class 23A2, 3.88%, 5/25/2035 (k)	249	223
Series 2005-7, Class 12A3, 1.63%, 8/25/2035 (k)	22	21
Bellemeade Re Ltd. (Bermuda) Series 2019-1A, Class M1A, 2.25%, 3/25/2029 ‡ (d) (k)	234	233
CHL Mortgage Pass-Through Trust
Series 2005-HYB3, Class 2A1A, 4.08%, 6/20/2035 (k)	333	310
Series 2006-HYB1, Class 2A2C, 3.37%, 3/20/2036 (k)	495	426
Series 2006-HYB2, Class 2A1B, 3.59%, 4/20/2036 (k)	513	423
Series 2006-21, Class A14, 6.00%, 2/25/2037	74	54
CIM Trust
Series 2019-INV1, Class A2, 1.95%, 2/25/2049 (d) (k)	902	890
Series 2019-INV3, Class A11, 2.58%, 8/25/2049 (d) (k)	764	743
Citigroup Mortgage Loan Trust Series 2005-11, Class A2A, 4.38%, 10/25/2035 (k)	111	99
Citigroup Mortgage Loan Trust, Inc. Series 2003-1, Class 3A4, 5.25%, 9/25/2033	6	5
COLT Mortgage Loan Trust
Series 2018-2, Class A1, 3.47%, 7/27/2048 (d) (k)	168	166
Series 2019-4, Class A1, 2.58%, 11/25/2049 (d) (k)	1,298	1,259
Connecticut Avenue Securities Trust
Series 2019-R01, Class 2M2, 3.40%, 7/25/2031 (d) (k)	679	562
Series 2019-R02, Class 1M2, 3.25%, 8/25/2031 ‡ (d) (k)	654	541
Series 2019-R05, Class 1B1, 5.05%, 7/25/2039 (d) (k)	500	267
Series 2019-R06, Class 2M2, 3.05%, 9/25/2039 ‡ (d) (k)	1,500	1,160
Series 2019-R07, Class 1M1, 1.72%, 10/25/2039 (d) (k)	2,820	2,750
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27, Class 5A4, 5.25%, 11/25/2033	15	15
CVS Pass-Through Trust Series 2009, 8.35%, 7/10/2031 (d)	144	173
Deephaven Residential Mortgage Trust
Series 2018-3A, Class B2, 5.91%, 8/25/2058 ‡ (d) (k)	300	274
Series 2019-4A, Class M1, 3.48%, 10/25/2059 ‡ (d) (k)	1,457	1,236
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AF1, Class A4, 1.25%, 4/25/2036 (k)	514	426
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR1, Class 1A3, 1.28%, 2/25/2036 (k)	1,395	1,210
Eagle RE Ltd. (Bermuda)
Series 2019-1, Class M1B, 2.75%, 4/25/2029 ‡ (d) (k)	144	144
Series 2019-1, Class M2, 4.25%, 4/25/2029 ‡ (d) (k)	350	304
FHLMC - GNMA Series 31, Class Z, 8.00%, 4/25/2024	33	36
FHLMC Structured Agency Credit Risk Debt Notes
Series 2016-HQA2, Class M3, 6.10%, 11/25/2028 (k)	350	331
Series 2017-HQA1, Class M2, 4.50%, 8/25/2029 (k)	250	197

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
FHLMC, REMIC
Series 1087, Class I, 8.50%, 6/15/2021	–	(a)	–	(a)
Series 1136, Class H, 6.00%, 9/15/2021	–	(a)	–	(a)
Series 2033, Class K, 6.05%, 8/15/2023	16		18
Series 2685, Class DT, 5.00%, 10/15/2023	30		31
Series 2686, Class GC, 5.00%, 10/15/2023	11		12
Series 1617, Class PM, 6.50%, 11/15/2023	17		18
Series 2756, Class NA, 5.00%, 2/15/2024	17		18
Series 2773, Class CD, 4.50%, 4/15/2024	12		12
Series 1710, Class GH, 8.00%, 4/15/2024	14		16
Series 3532, Class EB, 4.00%, 5/15/2024	48		50
Series 3534, Class MB, 4.00%, 5/15/2024	55		57
Series 1732, Class K, 6.50%, 5/15/2024	11		12
Series 2989, Class TG, 5.00%, 6/15/2025	20		21
Series 2988, Class TY, 5.50%, 6/15/2025	32		34
Series 3710, Class GB, 4.00%, 8/15/2025	88		93
Series 3102, Class CE, 5.50%, 1/15/2026	48		52
Series 3121, Class JD, 5.50%, 3/15/2026	16		17
Series 1843, Class Z, 7.00%, 4/15/2026	16		17
Series 3962, Class KD, 3.00%, 10/15/2026	165		175
Series 4825, Class VA, 4.00%, 5/15/2029	114		124
Series 3755, Class MU, 4.00%, 11/15/2030	112		122
Series 3761, Class AJ, 6.00%, 11/15/2030	121		138
Series 2378, Class BD, 5.50%, 11/15/2031	56		62
Series 2455, Class GK, 6.50%, 5/15/2032	39		46
Series 2457, Class PE, 6.50%, 6/15/2032	13		16
Series 2473, Class JZ, 6.50%, 7/15/2032	35		42
Series 4119, Class KE, 1.75%, 10/15/2032	43		44
Series 2575, Class PE, 5.50%, 2/15/2033	48		55
Series 2586, Class WG, 4.00%, 3/15/2033	131		145
Series 4203, Class BN, 3.00%, 4/15/2033	206		221
Series 2673, Class PE, 5.50%, 9/15/2033	48		56
Series 2764, Class UG, 5.00%, 3/15/2034	158		181
Series 3929, Class MC, 1.75%, 12/15/2034	41		41
Series 2901, Class KB, 5.00%, 12/15/2034	72		83
Series 2935, Class HJ, 5.00%, 2/15/2035	64		74
Series 3077, Class TO, PO, 4/15/2035	12		12
Series 2960, Class JH, 5.50%, 4/15/2035	170		197
Series 3200, PO, 8/15/2036	6		6
Series 3212, Class BK, 5.50%, 9/15/2036	13		15
Series 3213, Class PE, 6.00%, 9/15/2036	39		45
Series 3279, Class PE, 5.50%, 2/15/2037	21		25
Series 3413, Class B, 5.50%, 4/15/2037	45		51
Series 3605, Class NC, 5.50%, 6/15/2037	141		163
Series 4031, Class AB, 5.50%, 6/15/2037	143		167
Series 3405, Class PE, 5.00%, 1/15/2038	93		107
Series 3662, Class QB, 5.00%, 3/15/2038	59		67
Series 3523, Class EX, 5.00%, 4/15/2039	100		107
Series 3553, Class PG, 5.50%, 7/15/2039	225		247
Series 4219, Class JA, 3.50%, 8/15/2039	97		101
Series 3564, Class NB, 5.00%, 8/15/2039	187		224
Series 3827, Class BM, 5.50%, 8/15/2039	65		67
Series 3622, Class WA, 5.50%, 9/15/2039	31		35
Series 3748, Class D, 4.00%, 11/15/2039	83		88
Series 3768, Class MB, 4.00%, 12/15/2039	108		115
Series 3795, Class PD, 4.50%, 1/15/2040	147		156
Series 4259, Class CL, 3.00%, 2/15/2040	220		234
Series 3653, Class HJ, 5.00%, 4/15/2040	48		55

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Series 3662, Class PJ, 5.00%, 4/15/2040	105		120
Series 3677, Class KB, 4.50%, 5/15/2040	136		153
Series 3811, Class PA, 5.00%, 9/15/2040	60		64
Series 3842, Class PH, 4.00%, 4/15/2041	21		23
Series 3859, Class JB, 5.00%, 5/15/2041	133		156
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (k)	51		57
Series 4097, Class DC, 1.50%, 6/15/2041	81		82
Series 3873, Class MJ, 4.00%, 6/15/2041	167		183
Series 3997, Class AB, 3.50%, 2/15/2042	455		508
Series 4034, Class PJ, 2.00%, 3/15/2042	146		149
Series 4026, Class HB, 3.50%, 4/15/2042	141		159
Series 4026, Class MQ, 4.00%, 4/15/2042	203		227
Series 4068, Class PE, 3.00%, 6/15/2042	320		349
Series 4705, Class A, 4.50%, 9/15/2042	152		162
Series 4180, Class ME, 2.50%, 10/15/2042	49		51
Series 4189, Class PA, 3.50%, 11/15/2042	360		391
Series 4217, Class F, 1.05%, 6/15/2043 (k)	288		283
Series 4243, Class AE, 4.00%, 8/15/2043	192		235
Series 4283, Class EW, 4.50%, 12/15/2043 (k)	141		155
Series 4569, Class DA, 3.00%, 8/15/2044	544		573
Series 4554, Class MD, 3.00%, 10/15/2044	270		283
Series 4517, Class PG, 2.50%, 2/15/2045	171		179
Series 4472, Class WL, 3.00%, 5/15/2045	203		217
Series 4592, Class WT, 5.50%, 6/15/2046	103		121
Series 3688, Class GT, 7.36%, 11/15/2046 (k)	32		40
FHLMC, STRIPS Series 284, Class 300, 3.00%, 10/15/2042	193		207
FHLMC, Structured Pass-Through Certificates, Whole Loan Series T-54, Class 2A, 6.50%, 2/25/2043	74		90
FNMA, Connecticut Avenue Securities
Series 2016-C07, Class 2M2, 5.30%, 5/25/2029 (k)	1,537		1,466
Series 2018-C02, Class 2M2, 3.15%, 8/25/2030 (k)	1,352		1,117
Series 2018-C04, Class 2M2, 3.50%, 12/25/2030 (k)	979		802
Series 2018-C05, Class 1M2, 3.30%, 1/25/2031 (k)	1,250		1,050
Series 2018-C06, Class 1M2, 2.95%, 3/25/2031 (k)	527		463
FNMA, REMIC
Series 1990-76, Class G, 7.00%, 7/25/2020	–	(a)	–	(a)
Series 1990-106, Class J, 8.50%, 9/25/2020	–	(a)	–	(a)
Series 1991-73, Class A, 8.00%, 7/25/2021	–	(a)	–	(a)
Series 1992-112, Class GB, 7.00%, 7/25/2022	7		8
Series G92-35, Class E, 7.50%, 7/25/2022	5		5
Series 1992-195, Class C, 7.50%, 10/25/2022	3		3
Series 2008-65, Class CD, 4.50%, 8/25/2023	–	(a)	–	(a)
Series 2003-78, Class B, 5.00%, 8/25/2023	22		23
Series 1993-226, Class PK, 6.00%, 12/25/2023	144		154
Series 2005-18, Class EG, 5.00%, 3/25/2025	10		11
Series 2011-40, Class KA, 3.50%, 3/25/2026	147		158
Series 2011-99, Class CV, 4.50%, 3/25/2026	66		70
Series 1998-37, Class VZ, 6.00%, 6/17/2028	16		17
Series 1998-66, Class B, 6.50%, 12/25/2028	28		29
Series 2014-1, Class DU, 2.50%, 2/25/2029	200		212
Series 2009-15, Class AC, 5.50%, 3/25/2029	44		48
Series 2009-60, Class DE, 5.00%, 8/25/2029	65		71
Series 2002-55, Class PG, 5.50%, 9/25/2032	46		53
Series 2002-82, Class PE, 6.00%, 12/25/2032	44		51
Series 2012-147, Class WN, 4.50%, 1/25/2033	122		138
Series 2003-21, Class OU, 5.50%, 3/25/2033	11		13
Series 2003-29, Class BY, 5.50%, 4/25/2033	165		194
Series 2003-48, Class GH, 5.50%, 6/25/2033	142		166

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Series 2003-58, Class AD, 3.25%, 7/25/2033	12		13
Series 2003-63, Class PE, 3.50%, 7/25/2033	5		5
Series 2013-94, Class CV, 3.50%, 7/25/2033	297		318
Series 2003-67, Class KE, 5.00%, 7/25/2033	69		79
Series 2003-110, Class WA, 4.00%, 8/25/2033	9		9
Series 2014-58, Class VM, 4.00%, 8/25/2033	250		279
Series 2013-101, Class E, 3.00%, 10/25/2033	250		275
Series 2014-56, Class VH, 3.50%, 9/25/2034	200		219
Series 2004-92, Class TB, 5.50%, 12/25/2034	79		94
Series 2005-5, Class CK, 5.00%, 1/25/2035	42		47
Series 2005-29, Class WC, 4.75%, 4/25/2035	25		28
Series 2005-23, Class TG, 5.00%, 4/25/2035	1		1
Series 2005-68, Class BC, 5.25%, 6/25/2035	–	(a)	–	(a)
Series 2009-22, Class EG, 5.00%, 7/25/2035	8		9
Series 2005-58, Class EP, 5.50%, 7/25/2035	23		26
Series 2009-71, Class JT, 6.00%, 6/25/2036	216		254
Series 2009-19, Class TD, 5.00%, 8/25/2036	108		127
Series 2009-19, Class PW, 4.50%, 10/25/2036	151		170
Series 2007-13, Class H, 5.50%, 3/25/2037	25		29
Series 2009-50, Class PT, 6.13%, 5/25/2037 (k)	27		32
Series 2007-61, Class PE, 5.50%, 7/25/2037	262		302
Series 2007-65, Class KI, IF, IO, 5.67%, 7/25/2037 (k)	12		2
Series 2007-84, Class P, 5.00%, 8/25/2037	105		119
Series 2009-86, Class OT, PO, 10/25/2037	33		32
Series 2013-83, Class CA, 3.50%, 10/25/2037	53		53
Series 2011-22, Class MA, 6.50%, 4/25/2038	20		20
Series 2008-61, Class GB, 5.50%, 7/25/2038	54		58
Series 2013-25, Class DC, 2.50%, 6/25/2039	266		275
Series 2009-37, Class KI, IF, IO, 5.05%, 6/25/2039 (k)	9		1
Series 2009-73, Class HJ, 6.00%, 9/25/2039	157		182
Series 2010-9, Class PE, 4.50%, 10/25/2039	57		63
Series 2009-80, Class KH, 5.00%, 10/25/2039	187		217
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	11		2
Series 2009-112, Class ST, IF, IO, 5.30%, 1/25/2040 (k)	43		9
Series 2010-35, Class SB, IF, IO, 5.47%, 4/25/2040 (k)	17		3
Series 2010-64, Class DM, 5.00%, 6/25/2040	59		66
Series 2010-85, Class NJ, 4.50%, 8/25/2040	127		143
Series 2010-103, Class PJ, 4.50%, 9/25/2040	200		234
Series 2010-137, Class XP, 4.50%, 10/25/2040	193		210
Series 2010-141, Class AL, 4.00%, 12/25/2040	188		210
Series 2011-113, Class MC, 4.00%, 12/25/2040	101		104
Series 2014-2, Class PX, 4.50%, 1/25/2041	200		238
Series 2011-53, Class DT, 4.50%, 6/25/2041	188		212
Series 2012-29, Class PA, 4.00%, 7/25/2041	93		96
Series 2012-137, Class CF, 1.25%, 8/25/2041 (k)	54		53
Series 2011-114, Class B, 3.50%, 11/25/2041	216		239
Series 2011-112, Class PB, 4.00%, 11/25/2041	325		374
Series 2012-20, Class TD, 4.50%, 2/25/2042	127		138
Series 2012-50, Class HB, 4.00%, 3/25/2042	79		87
Series 2012-83, Class TN, 5.00%, 8/25/2042	118		136
Series 2012-136, Class DL, 3.50%, 12/25/2042	200		222
Series 2013-31, Class NC, 3.00%, 4/25/2043	215		233
Series 2018-3, Class CP, 3.00%, 2/25/2046	328		341
Series 2016-19, Class AH, 3.00%, 4/25/2046	390		415
Series 2019-65, Class PA, 2.50%, 5/25/2048	293		304
Series 2018-43, Class CT, 3.00%, 6/25/2048	291		303
Series 2018-57, Class PT, 3.00%, 8/25/2048	109		115
Series 2018-59, Class DA, 3.00%, 8/25/2048	300		312
Series 2011-85, Class KP, 7.00%, 9/25/2051	79		97

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
FNMA, STRIPS Series 293, Class 1, PO, 12/25/2024	7	7
Fremont Home Loan Trust Series 2004-A, Class M1, 1.77%, 1/25/2034 ‡ (k)	762	679
GCAT Trust
Series 2019-NQM2, Class M1, 3.31%, 9/25/2059 ‡ (d) (k)	2,000	1,834
Series 2020-NQM1, Class A1, 2.25%, 1/25/2060 (d) (h)	511	486
GNMA
Series 2003-62, Class BG, 5.00%, 7/20/2033	62	70
Series 2003-66, Class HD, 5.50%, 8/20/2033	81	93
Series 2004-16, Class AE, 5.50%, 2/20/2034	311	356
Series 2004-16, Class EC, 5.50%, 2/20/2034	145	166
Series 2005-13, Class AE, 5.00%, 9/20/2034	30	30
Series 2005-11, Class PL, 5.00%, 2/20/2035	168	191
Series 2005-13, Class BG, 5.00%, 2/20/2035	176	202
Series 2005-48, Class CY, 5.00%, 6/20/2035	106	119
Series 2006-1, Class LE, 5.50%, 6/20/2035	67	77
Series 2005-54, Class JE, 5.00%, 7/20/2035	201	229
Series 2006-50, Class JD, 5.00%, 9/20/2036	260	316
Series 2006-69, Class MB, 5.50%, 12/20/2036	111	124
Series 2008-20, Class HC, 5.75%, 6/16/2037	80	84
Series 2007-35, Class NE, 6.00%, 6/16/2037	130	153
Series 2007-33, Class LE, 5.50%, 6/20/2037	71	81
Series 2007-79, Class BL, 5.75%, 8/20/2037	82	95
Series 2009-106, Class ST, IF, IO, 5.23%, 2/20/2038 (k)	86	13
Series 2008-23, Class YA, 5.25%, 3/20/2038	21	24
Series 2008-26, Class JP, 5.25%, 3/20/2038	65	74
Series 2008-33, Class PB, 5.50%, 4/20/2038	108	125
Series 2008-68, Class PQ, 5.50%, 4/20/2038	2	2
Series 2008-62, Class SA, IF, IO, 5.38%, 7/20/2038 (k)	17	3
Series 2008-63, Class PE, 5.50%, 7/20/2038	198	227
Series 2008-58, Class ZT, 6.50%, 7/20/2038	130	174
Series 2008-76, Class US, IF, IO, 5.13%, 9/20/2038 (k)	31	6
Series 2008-76, Class PD, 5.75%, 9/20/2038	164	189
Series 2011-97, Class WA, 6.13%, 11/20/2038 (k)	37	43
Series 2008-95, Class DS, IF, IO, 6.53%, 12/20/2038 (k)	46	10
Series 2009-42, Class CD, 5.00%, 6/20/2039	230	264
Series 2009-72, Class SM, IF, IO, 5.55%, 8/16/2039 (k)	29	6
Series 2010-158, Class EP, 4.50%, 12/16/2040	170	192
Series 2010-157, Class OP, PO, 12/20/2040	60	57
Series 2015-H20, Class FA, 2.13%, 8/20/2065 (k)	159	156
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	11	10
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	4	4
Homeward Opportunities Fund I Trust
Series 2019-1, Class M1, 3.95%, 1/25/2059 ‡ (d) (k)	250	230
Series 2019-1, Class B1, 4.80%, 1/25/2059 ‡ (d) (k)	250	222
Impac CMB Trust
Series 2004-9, Class 1A1, 1.71%, 1/25/2035 (k)	362	340
Series 2005-5, Class A4, 1.71%, 8/25/2035 (k)	299	248
Series 2005-8, Class 1AM, 1.65%, 2/25/2036 (k)	625	534
Series 2007-A, Class M3, 3.20%, 5/25/2037 ‡ (d) (k)	557	486
JP Morgan Mortgage Trust
Series 2006-A2, Class 5A3, 4.11%, 11/25/2033 (k)	21	20
Series 2007-A1, Class 5A5, 3.99%, 7/25/2035 (k)	15	13
LHOME Mortgage Trust Series 2019-RTL1, Class A1, 4.58%, 10/25/2023 (d) (h)	510	482
MASTR Adjustable Rate Mortgages Trust Series 2004-3, Class 3A2, 3.63%, 4/25/2034 (k)	162	141
MASTR Alternative Loan Trust
Series 2004-6, Class 8A1, 5.50%, 7/25/2034	125	127
Series 2005-6, Class 1A2, 5.50%, 12/25/2035	267	227

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
MASTR Asset Securitization Trust Series 2003-11, Class 8A1, 5.50%, 12/25/2033	6		6
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 1.59%, 10/25/2028 (k)	14		13
Series 2004-B, Class A1, 1.45%, 5/25/2029 (k)	20		18
Series 2005-A5, Class A9, 4.30%, 6/25/2035 (k)	85		78
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.62%, 4/25/2034 (k)	29		30
New Residential Mortgage Loan Trust Series 2019-NQM4, Class B2, 5.06%, 9/25/2059 ‡ (d) (k)	688		610
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	1		1
Prime Mortgage Trust Series 2004-2, Class A2, 4.75%, 11/25/2019	1		1
Provident Funding Mortgage Loan Trust Series 2005-2, Class 2A1A, 4.63%, 10/25/2035 (k)	34		30
PRPM LLC Series 2019-1A, Class A1, 4.50%, 1/25/2024 (d) (h)	686		692
RALI Trust Series 2004-QS3, Class CB, 5.00%, 3/25/2019	–	(a)	–	(a)
Residential Asset Securitization Trust
Series 2004-A6, Class A1, 5.00%, 8/25/2019	4		3
Series 2006-A8, Class 3A1, 6.00%, 8/25/2036	395		269
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 (d)	28		27
Seasoned Credit Risk Transfer Trust Series 2019-4, Class M55D, 4.00%, 2/25/2059	353		382
Sequoia Mortgage Trust
Series 2004-11, Class A1, 1.37%, 12/20/2034 (k)	35		30
Series 2007-3, Class 1A1, 0.97%, 7/20/2036 (k)	222		195
STACR Trust Series 2018-DNA2, Class M2, 3.10%, 12/25/2030 ‡ (d) (k)	1,500		1,219
Starwood Mortgage Residential Trust
Series 2019-1, Class A1, 2.94%, 6/25/2049 (d) (k)	793		787
Series 2019-INV1, Class M1, 3.06%, 9/27/2049 ‡ (d) (k)	1,721		1,493
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1, 1.45%, 1/19/2034 (k)	16		14
Series 2005-AR2, Class 2A1, 1.41%, 5/25/2045 (k)	93		79
Series 2007-AR7, Class 1A1, 1.80%, 5/25/2047 (k)	505		367
Structured Asset Securities Corp. Series 2003-37A, Class 2A, 4.08%, 12/25/2033 (k)	6		5
Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 3.51%, 12/25/2044 (k)	22		20
Toorak Mortgage Corp. Ltd. Series 2019-1, Class A1, 4.46%, 3/25/2022 (d) (h)	1,300		1,147
Verus Securitization Trust
Series 2019-4, Class B1, 3.86%, 11/25/2059 ‡ (d) (k)	1,100		923
Series 2019-INV1, Class M1, 4.03%, 12/25/2059 ‡ (d) (k)	100		89
Series 2019-INV1, Class B1, 4.99%, 12/25/2059 ‡ (d)	100		90
WaMu Mortgage Pass-Through Certificates Series 2005-AR8, Class 2AB2, 2.47%, 7/25/2045 (k)	1,102		904
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR9, Class 1A6, 4.31%, 9/25/2033 (k)	11		10
Series 2005-AR3, Class A1, 3.62%, 3/25/2035 (k)	222		202
Series 2005-AR10, Class 1A3, 4.12%, 9/25/2035 (k)	1,823		1,722
Series 2005-AR10, Class 1A4, 4.12%, 9/25/2035 (k)	251		237
Series 2007-HY3, Class 3A3, 3.60%, 3/25/2037 (k)	340		288
Series 2006-AR17, Class 1A1A, 2.86%, 12/25/2046 (k)	443		362

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $68,555)			65,073

ASSET-BACKED SECURITIES — 6.7%
ABFC Trust Series 2003-OPT1, Class M1, 1.98%, 2/25/2033 ‡ (k)	628		588
ACC Trust
Series 2019-1, Class A, 3.75%, 5/20/2022 (d)	281		280
Series 2019-1, Class B, 4.47%, 10/20/2022 (d)	445		446
Series 2019-2, Class A, 2.82%, 2/21/2023 (d)	543		541
Series 2019-2, Class B, 3.63%, 8/21/2023 (d)	400		396
Series 2019-1, Class C, 6.41%, 2/20/2024 (d)	500		502

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
ACE Securities Corp. Home Equity Loan Trust
Series 2004-OP1, Class M3, 2.82%, 4/25/2034 (k)	285	261
Series 2004-HE3, Class M3, 2.03%, 11/25/2034 ‡ (k)	109	107
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (d)	25	25
Series 2017-1, Class AA, 3.30%, 1/15/2030 (d)	131	126
American Airlines Pass-Through Trust
Series 2011-1, Class A, 5.25%, 1/31/2021	7	7
Series 2013-2, Class A, 4.95%, 1/15/2023	94	96
Series 2017-1, Class AA, 3.65%, 2/15/2029	43	41
American Credit Acceptance Receivables Trust
Series 2019-2, Class B, 3.05%, 5/12/2023 (d)	20	19
Series 2019-4, Class B, 2.43%, 10/12/2023 (d)	215	205
Series 2017-2, Class E, 5.52%, 3/12/2024 (d)	130	131
Series 2018-1, Class D, 3.93%, 4/10/2024 (d)	805	786
Series 2018-4, Class C, 3.97%, 1/13/2025 (d)	855	824
Series 2019-1, Class C, 3.50%, 4/14/2025 (d)	1,085	1,061
Series 2019-1, Class D, 3.81%, 4/14/2025 (d)	960	902
Series 2019-1, Class E, 4.84%, 4/14/2025 (d)	445	347
Series 2019-3, Class C, 2.76%, 9/12/2025 (d)	323	319
Series 2019-3, Class E, 3.80%, 9/12/2025 (d)	400	362
AmeriCredit Automobile Receivables Trust
Series 2017-2, Class A3, 1.98%, 12/20/2021	4	4
Series 2017-3, Class A3, 1.90%, 3/18/2022	24	24
Series 2017-4, Class A3, 2.04%, 7/18/2022	47	47
Series 2018-1, Class A3, 3.07%, 12/19/2022	90	90
Series 2019-1, Class C, 3.36%, 2/18/2025	165	166
Series 2019-1, Class D, 3.62%, 3/18/2025	210	209
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2002-2, Class M3, 3.60%, 8/25/2032 ‡ (k)	231	220
Ameriquest Mortgage Securities, Inc. Asset-Backed Securities Series 2004-R1, Class M1, 1.74%, 2/25/2034 ‡ (k)	182	171
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-W3, Class A3, 1.77%, 2/25/2034 ‡ (k)	75	65
Series 2004-W7, Class M9, 4.28%, 5/25/2034 ‡ (d) (k)	156	153
Ascentium Equipment Receivables Trust Series 2017-1A, Class A3, 2.29%, 6/10/2021 (d)	23	23
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (d)	100	88
BA Credit Card Trust Series 2019-A1, Class A1, 1.74%, 1/15/2025	320	323
Bear Stearns Asset-Backed Securities Trust Series 2004-2, Class M1, 2.15%, 8/25/2034 ‡ (k)	272	251
BMW Vehicle Lease Trust Series 2018-1, Class A3, 3.26%, 7/20/2021	20	20
British Airways Pass-Through Trust (United Kingdom) Series 2018-1, Class AA, 3.80%, 9/20/2031 (d)	110	103
Business Jet Securities LLC Series 2018-1, Class A, 4.34%, 2/15/2033 (d)	132	109
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1, 2.25%, 7/17/2023	62	62
CarMax Auto Owner Trust
Series 2017-1, Class A3, 1.98%, 11/15/2021	55	55
Series 2017-3, Class A3, 1.97%, 4/15/2022	61	61
Series 2017-4, Class A3, 2.11%, 10/17/2022	61	61
Series 2018-1, Class A3, 2.48%, 11/15/2022	189	189
Series 2018-2, Class A3, 2.98%, 1/17/2023	45	45
Series 2020-1, Class A3, 1.89%, 12/16/2024	87	87
CDC Mortgage Capital Trust
Series 2003-HE1, Class M1, 2.30%, 8/25/2033 (k)	171	164
Series 2003-HE3, Class M2, 3.57%, 11/25/2033 ‡ (k)	2	2
Chase Funding Loan Acquisition Trust Series 2004-OPT1, Class M2, 2.45%, 6/25/2034 ‡ (k)	129	121
CHEC Loan Trust Series 2004-2, Class M3, 2.20%, 4/25/2034 ‡ (k)	220	190

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CIG Auto Receivables Trust
Series 2019-1A, Class B, 3.59%, 8/15/2024 (d)	935	877
Series 2019-1A, Class C, 3.82%, 8/15/2024 (d)	225	199
Citifinancial Mortgage Securities, Inc. Series 2004-1, Class AF4, 5.07%, 4/25/2034 ‡ (h)	999	997
CNH Equipment Trust
Series 2017-A, Class A3, 2.07%, 5/16/2022	81	81
Series 2017-B, Class A3, 1.86%, 9/15/2022	59	59
Series 2017-C, Class A3, 2.08%, 2/15/2023	106	106
Conn’s Receivables Funding LLC
Series 2018-A, Class C, 6.02%, 1/15/2023 (d)	203	195
Series 2019-A, Class B, 4.36%, 10/16/2023 ‡ (d)	300	284
Series 2019-A, Class C, 5.29%, 10/16/2023 ‡ (d)	690	654
Continental Airlines Pass-Through Trust Series 2007-1, Class A, 5.98%, 4/19/2022	65	66
CoreVest American Finance Trust Series 2019-3, Class A, 2.71%, 10/15/2052 (d)	100	95
Countrywide Asset-Backed Certificates
Series 2003-BC6, Class M2, 2.67%, 10/25/2033 ‡ (k)	21	20
Series 2005-12, Class M2, 1.44%, 2/25/2036 ‡ (k)	685	664
CPS Auto Receivables Trust
Series 2018-D, Class A, 3.06%, 1/17/2022 (d)	9	9
Series 2019-D, Class A, 2.17%, 12/15/2022 (d)	74	74
Series 2020-A, Class A, 2.09%, 5/15/2023 (d)	91	90
Credit Acceptance Auto Loan Trust
Series 2018-2A, Class A, 3.47%, 5/17/2027 (d)	250	248
Series 2019-1A, Class B, 3.75%, 4/17/2028 (d)	865	849
Series 2020-1A, Class A, 2.01%, 2/15/2029 (d)	250	232
Series 2019-3A, Class C, 3.06%, 3/15/2029 (d)	280	259
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB5, Class M2, 3.42%, 11/25/2033 ‡ (k)	96	93
Series 2004-CB6, Class M3, 3.05%, 12/25/2033 ‡ (k)	158	148
Series 2004-CB4, Class A5, 6.78%, 5/25/2035 (h)	536	510
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-5, Class M3, 2.67%, 7/25/2034 ‡ (k)	265	254
Series 2004-6, Class M2, 1.92%, 10/25/2034 ‡ (k)	222	207
Drive Auto Receivables Trust
Series 2019-4, Class A3, 2.16%, 5/15/2023	70	70
Series 2020-1, Class A3, 2.02%, 11/15/2023	38	38
Series 2019-2, Class C, 3.42%, 6/16/2025	980	966
Series 2019-4, Class C, 2.51%, 11/17/2025	800	771
Series 2020-1, Class C, 2.36%, 3/16/2026	520	484
Series 2019-1, Class D, 4.09%, 6/15/2026	310	307
Series 2019-2, Class D, 3.69%, 8/17/2026	1,105	1,060
Series 2019-3, Class D, 3.18%, 10/15/2026	980	942
Driven Brands Funding LLC Series 2019-1A, Class A2, 4.64%, 4/20/2049 (d)	366	350
DT Auto Owner Trust
Series 2018-3A, Class A, 3.02%, 2/15/2022 (d)	28	28
Series 2017-1A, Class D, 3.55%, 11/15/2022 (d)	48	48
Series 2017-2A, Class E, 6.03%, 1/15/2024 (d)	480	485
Series 2019-1A, Class D, 3.87%, 11/15/2024 (d)	245	242
Series 2017-4A, Class E, 5.15%, 11/15/2024 (d)	220	220
Series 2019-1A, Class E, 4.94%, 2/17/2026 (d)	425	410
Equity One Mortgage Pass-Through Trust Series 2003-1, Class M1, 4.86%, 8/25/2033 ‡ (k)	579	576
Exeter Automobile Receivables Trust
Series 2019-3A, Class A, 2.59%, 9/15/2022 (d)	35	34
Series 2019-4A, Class A, 2.18%, 1/17/2023 (d)	132	131
Series 2020-1A, Class A, 2.05%, 6/15/2023 (d)	70	69
Series 2018-1A, Class D, 3.53%, 11/15/2023 (d)	635	629
Series 2019-3A, Class D, 3.11%, 8/15/2025 (d)	285	278
Series 2019-1A, Class E, 5.20%, 1/15/2026 (d)	230	174
First Franklin Mortgage Loan Trust Series 2006-FF8, Class IIA3, 1.10%, 7/25/2036 ‡ (k)	70	69

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
First Investors Auto Owner Trust Series 2017-2A, Class A2, 2.27%, 7/15/2022 (d)	27	27
Flagship Credit Auto Trust
Series 2018-2, Class A, 2.97%, 10/17/2022 (d)	34	34
Series 2017-2, Class B, 2.57%, 4/15/2023 (d)	37	37
Series 2019-4, Class C, 2.77%, 12/15/2025 (d)	165	158
Ford Credit Auto Lease Trust Series 2020-A, Class A3, 1.85%, 3/15/2023	55	54
Ford Credit Auto Owner Trust Series 2017-A, Class A3, 1.67%, 6/15/2021	13	13
FREED ABS Trust
Series 2018-2, Class B, 4.61%, 10/20/2025 ‡ (d)	305	284
Series 2019-1, Class A, 3.42%, 6/18/2026 (d)	142	140
Series 2019-1, Class B, 3.87%, 6/18/2026 ‡ (d)	410	353
GLS Auto Receivables Issuer Trust
Series 2019-2A, Class B, 3.32%, 3/15/2024 (d)	1,300	1,215
Series 2019-2A, Class D, 4.52%, 2/17/2026 (d)	550	453
GLS Auto Receivables Trust
Series 2018-1A, Class B, 3.52%, 8/15/2023 (d)	350	331
GM Financial Automobile Leasing Trust
Series 2018-1, Class A4, 2.68%, 12/20/2021	151	151
Series 2019-3, Class A3, 2.03%, 6/20/2022	50	50
Series 2017-1A, Class A3, GM Financial Consumer Automobile 1.78%, 10/18/2021 (d)	24	24
GM Financial Consumer Automobile Receivables Trust Series 2018-1, Class A3, 2.32%, 7/18/2022	79	79
GSAMP Trust Series 2004-NC2, Class B2, 4.32%, 10/25/2034 ‡ (d) (k)	527	314
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (d)	133	134
Home Equity Asset Trust
Series 2002-1, Class M2, 2.85%, 11/25/2032 ‡ (k)	308	253
Series 2004-3, Class M1, 1.80%, 8/25/2034 ‡ (k)	287	269
Series 2004-6, Class M2, 1.85%, 12/25/2034 ‡ (k)	91	84
Home Equity Mortgage Loan Asset-Backed Trust Series 2004-B, Class M3, 2.15%, 11/25/2034 ‡ (k)	184	173
Honda Auto Receivables Owner Trust
Series 2017-3, Class A3, 1.79%, 9/20/2021	22	22
Series 2019-4, Class A3, 1.83%, 1/18/2024	340	337
Hyundai Auto Lease Securitization Trust Series 2018-B, Class A4, 3.20%, 6/15/2022 (d)	127	126
Hyundai Auto Receivables Trust
Series 2017-A, Class A3, 1.76%, 8/16/2021	32	32
Series 2017-B, Class A3, 1.77%, 1/18/2022	84	84
John Deere Owner Trust Series 2017-B, Class A3, 1.82%, 10/15/2021	19	19
Kabbage Funding LLC Series 2019-1, Class A, 3.83%, 3/15/2024 (d)	150	146
Long Beach Mortgage Loan Trust
Series 2001-2, Class M1, 1.51%, 7/25/2031 ‡ (k)	192	185
Series 2003-4, Class M2, 3.57%, 8/25/2033 ‡ (k)	26	26
Marlette Funding Trust Series 2019-4A, Class A, 2.39%, 12/17/2029 (d)	278	268
MASTR Asset-Backed Securities Trust Series 2004-OPT1, Class M2, 2.60%, 2/25/2034 ‡ (k)	53	51
Mercedes-Benz Auto Lease Trust
Series 2018-A, Class A3, 2.41%, 2/16/2021	25	25
Series 2019-B, Class A3, 2.00%, 10/17/2022	85	85
Series 2020-A, Class A3, 1.84%, 12/15/2022	68	68
Merrill Lynch Mortgage Investors Trust
Series 2003-OPT1, Class M1, 1.92%, 7/25/2034 (k)	62	57
Series 2004-HE1, Class M2, 3.20%, 4/25/2035 ‡ (k)	233	172
Series 2005-NC1, Class M2, 2.03%, 10/25/2035 ‡ (k)	318	296
Series 2005-FM1, Class M1, 1.67%, 5/25/2036 (k)	231	214
MFA LLC Series 2018-NPL1, Class A1, 3.88%, 5/25/2048 ‡ (d) (h)	251	257
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-NC8, Class M1, 2.00%, 9/25/2033 ‡ (k)	1,165	1,067
Series 2004-NC2, Class M2, 2.75%, 12/25/2033 ‡ (k)	31	31
Series 2005-HE1, Class M3, 1.73%, 12/25/2034 ‡ (k)	289	222
Series 2005-HE1, Class M4, 2.03%, 12/25/2034 ‡ (k)	180	147

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
New Century Home Equity Loan Trust
Series 2003-5, Class M1, 5.06%, 11/25/2033 (h)	180	172
Series 2004-4, Class M1, 1.71%, 2/25/2035 ‡ (k)	475	415
Series 2005-1, Class M1, 1.62%, 3/25/2035 ‡ (k)	175	153
NextGear Floorplan Master Owner Trust Series 2017-1A, Class A2, 2.54%, 4/18/2022 (d)	141	141
Nissan Auto Lease Trust Series 2019-B, Class A3, 2.27%, 7/15/2022	40	40
Nissan Auto Receivables Owner Trust Series 2017-C, Class A3, 2.12%, 4/18/2022	91	91
NovaStar Mortgage Funding Trust
Series 2003-2, Class M2, 3.72%, 9/25/2033 ‡ (k)	372	361
Series 2003-3, Class M1, 2.07%, 12/25/2033 ‡ (k)	71	70
OneMain Financial Issuance Trust Series 2018-2A, Class A, 3.57%, 3/14/2033 (d)	1,190	1,084
Option One Mortgage Acceptance Corp. Asset-Backed Certificates Series 2003-4, Class M1, 1.97%, 7/25/2033 ‡ (k)	524	499
Option One Mortgage Loan Trust Series 2004-2, Class M2, 2.52%, 5/25/2034 ‡ (k)	536	500
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-WWF1, Class M4, 2.60%, 12/25/2034 ‡ (k)	939	912
Series 2005-WCH1, Class M4, 2.19%, 1/25/2036 ‡ (k)	500	476
PNMAC FMSR Issuer Trust Series 2018-FT1, Class A, 3.30%, 4/25/2023 (d) (k)	100	89
PNMAC GMSR Issuer Trust Series 2018-GT1, Class A, 3.80%, 2/25/2023 (d) (k)	510	468
Prestige Auto Receivables Trust Series 2017-1A, Class D, 3.61%, 10/16/2023 (d)	230	228
Pretium Mortgage Credit Partners I LLC
Series 2019-NPL2, Class A1, 3.84%, 12/25/2058 ‡ (d) (h)	609	528
Series 2019-NPL2, Class A2, 5.93%, 12/25/2058 ‡ (d) (h)	500	339
Prosper Marketplace Issuance Trust Series 2019-2A, Class B, 3.69%, 9/15/2025 ‡ (d)	100	93
PRPM LLC Series 2019-2A, Class A1, 3.97%, 4/25/2024 ‡ (d) (h)	423	378
RAMP Trust
Series 2005-RS6, Class M4, 1.92%, 6/25/2035 ‡ (k)	500	474
Series 2006-RZ3, Class M1, 1.30%, 8/25/2036 ‡ (k)	1,000	894
Renaissance Home Equity Loan Trust Series 2003-2, Class M1, 2.18%, 8/25/2033 ‡ (k)	1,056	959
Santander Drive Auto Receivables Trust
Series 2019-1, Class C, 3.42%, 4/15/2025	374	371
Series 2019-1, Class D, 3.65%, 4/15/2025	710	670
Santander Revolving Auto Loan Trust
Series 2019-A, Class C, 3.00%, 1/26/2032 (d)	310	285
Series 2019-A, Class D, 3.45%, 1/26/2032 (d)	420	370
Saxon Asset Securities Trust
Series 2000-2, Class MF2, 8.66%, 7/25/2030 ‡ (h)	60	49
Series 2003-2, Class M2, 3.57%, 6/25/2033 ‡ (k)	120	95
Series 2003-3, Class M1, 1.92%, 12/25/2033 ‡ (k)	384	346
Series 2004-2, Class MV2, 3.06%, 8/25/2035 ‡ (k)	248	239
SoFi Consumer Loan Program LLC Series 2016-2, Class A, 3.09%, 10/27/2025 (d)	5	5
Specialty Underwriting & Residential Finance Trust Series 2003-BC4, Class M1, 1.85%, 11/25/2034 ‡ (k)	251	237
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	55	51
Stanwich Mortgage Loan Trust Series 2019-NPB2, Class A1, 3.48%, 11/16/2024 ‡ (d) (h)	1,394	1,362
Structured Asset Investment Loan Trust
Series 2003-BC11, Class M1, 1.92%, 10/25/2033 ‡ (k)	154	149
Series 2004-6, Class M2, 2.90%, 7/25/2034 ‡ (k)	22	22
Series 2004-7, Class M1, 2.00%, 8/25/2034 ‡ (k)	43	41
Series 2004-7, Class M2, 2.07%, 8/25/2034 ‡ (k)	90	87
Series 2004-8, Class M2, 1.88%, 9/25/2034 ‡ (k)	221	201
Structured Asset Securities Corp. Trust Series 2005-SC1, Class 1A1, 1.22%, 5/25/2031 ‡ (d) (k)	102	72
Tesla Auto Lease Trust Series 2019-A, Class A3, 2.16%, 10/20/2022 (d)	202	203

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Toyota Auto Receivables Owner Trust
Series 2017-A, Class A3, 1.73%, 2/16/2021		2	2
Series 2020-A, Class A3, 1.66%, 5/15/2024		165	164
United Airlines Pass-Through Trust Series 2016-2, Class AA, 2.88%, 10/7/2028		87	81
Vericrest Opportunity Loan Trust
Series 2019-NPL2, Class A1, 3.97%, 2/25/2049 ‡ (d) (h)		899	795
Series 2019-NPL7, Class A1A, 3.18%, 10/25/2049 ‡ (d) (h)		1,436	1,271
Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050 ‡ (d) (h)		95	82
VOLT LXXXV LLC Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050 ‡ (d) (h)		141	124
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2004-2, Class M8A, 5.45%, 10/25/2034 ‡ (d) (k)		194	156
Westlake Automobile Receivables Trust
Series 2018-3A, Class D, 4.00%, 10/16/2023 (d)		1,710	1,708
Series 2019-1A, Class C, 3.45%, 3/15/2024 (d)		540	500
Series 2019-1A, Class D, 3.67%, 3/15/2024 (d)		2,025	1,794
Series 2019-2A, Class C, 2.84%, 7/15/2024 (d)		120	113
Series 2019-1A, Class E, 4.49%, 7/15/2024 (d)		505	420
Series 2018-3A, Class F, 6.02%, 2/18/2025 (d)		1,000	889
World Financial Network Credit Card Master Trust
Series 2017-A, Class A, 2.12%, 3/15/2024		224	224
Series 2018-A, Class A, 3.07%, 12/16/2024		496	494
World Omni Auto Receivables Trust
Series 2020-A, Class A3, 1.70%, 1/17/2023		115	112
Series 2017-B, Class A3, 1.95%, 2/15/2023		70	70

TOTAL ASSET-BACKED SECURITIES (Cost $61,857)			58,911

U.S. TREASURY OBLIGATIONS — 4.7%
U.S. Treasury Bonds 2.75%, 8/15/2042		2,900	3,745
2.75%, 11/15/2042		2,000	2,583
2.00%, 2/15/2050		500	581
U.S. Treasury Notes
2.50%, 1/31/2021 (l)		21,321	21,747
2.75%, 8/31/2025		1,000	1,123
2.25%, 11/15/2025		2,000	2,197
1.63%, 2/15/2026		7,000	7,458
2.25%, 11/15/2027		1,000	1,125
2.88%, 8/15/2028		1,000	1,183

TOTAL U.S. TREASURY OBLIGATIONS (Cost $38,826)			41,742

CONVERTIBLE BONDS — 3.6%
Aerospace & Defense — 0.1%
Airbus SE (France) Series AMFP, Zero Coupon, 6/14/2021 (c)	EUR	300	321
MTU Aero Engines AG (Germany)
0.13%, 5/17/2023 (c)	EUR	200	246
0.05%, 3/18/2027 (c)	EUR	200	193
Safran SA (France) Series SAF, Zero Coupon, 6/21/2023 (c)	EUR	241 Units	339

			1,099

Banks — 0.2%
Barclays Bank plc (United Kingdom), Zero Coupon, 2/4/2025		315	306
Series VUN, Zero Coupon, 2/18/2025		445	428
BofA Finance LLC 0.25%, 5/1/2023		647	607

			1,341

Beverages — 0.1%
Remy Cointreau SA (France) 0.13%, 9/7/2026 (c)	EUR	340 Units	473

Biotechnology — 0.1%
BioMarin Pharmaceutical, Inc. 0.60%, 8/1/2024		309	324
Exact Sciences Corp.
1.00%, 1/15/2025		227	246
0.38%, 3/15/2027		225	189

			759

Capital Markets — 0.1%
Archer Obligations SA (France) Series KER, Zero Coupon, 3/31/2023 (c)	EUR	600	843
SBI Holdings, Inc. (Japan), Zero Coupon, 9/13/2023 (c)	JPY	40,000	342

			1,185

Chemicals — 0.1%
Sika AG (Switzerland)
3.75%, 1/30/2022 (c)	CHF	200	251
0.15%, 6/5/2025 (c)	CHF	260	287

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Symrise AG (Germany) Series SY1G, 0.24%, 6/20/2024 (c)	EUR	400	509

			1,047

Commercial Services & Supplies — 0.1%
China Conch Venture Holdings International Ltd. (China), Zero Coupon, 9/5/2023 (c)	HKD	4,000	541

Construction & Engineering — 0.1%
China Railway Construction Corp. Ltd. (China), Zero Coupon, 1/29/2021 (c)		500	498

Diversified Consumer Services — 0.0% (b)
Chegg, Inc. 0.13%, 3/15/2025 (d)		381	360

Diversified Telecommunication Services — 0.1%
Cellnex Telecom SA (Spain) 1.50%, 1/16/2026 (c)	EUR	400	603

Entertainment — 0.1%
Live Nation Entertainment, Inc. 2.50%, 3/15/2023		707	672

Health Care Equipment & Supplies — 0.1%
DexCom, Inc. 0.75%, 12/1/2023		363	635
Insulet Corp. 0.38%, 9/1/2026 (d)		436	440

			1,075

Health Care Providers & Services — 0.1%
Anthem, Inc. 2.75%, 10/15/2042		46	145
Orpea (France) 0.38%, 5/17/2027 (c)	EUR	299 Units	477

			622

Household Durables — 0.1%
Harvest International Co. (China), Zero Coupon, 11/21/2022 (c)	HKD	4,000	509
Sony Corp. (Japan) Series 6, Zero Coupon, 9/30/2022	JPY	65,000	779

			1,288

Interactive Media & Services — 0.1%
Snap, Inc. 0.75%, 8/1/2026 (d)		300	264
Twitter, Inc. 0.25%, 6/15/2024		231	207

			471

Internet & Direct Marketing Retail — 0.2%
Baozun, Inc. (China) 1.63%, 5/1/2024 (d)		190	155
Booking Holdings, Inc.
0.35%, 6/15/2020		620	686
0.90%, 9/15/2021		546	545
IAC FinanceCo, Inc. 0.88%, 10/1/2022 (d)		250	321
MercadoLibre, Inc. (Argentina) 2.00%, 8/15/2028		205	267

			1,974

IT Services — 0.3%
Akamai Technologies, Inc. 0.13%, 5/1/2025		373	416
Atos SE (France), Zero Coupon, 11/6/2024 (c)	EUR	200	243
Edenred (France), Zero Coupon, 9/6/2024 (c)	EUR	460 Units	305
Euronet Worldwide, Inc. 0.75%, 3/15/2049		383	348
MongoDB, Inc. 0.25%, 1/15/2026 (d)		340	330
Okta, Inc. 0.13%, 9/1/2025 (d)		461	441
Square, Inc. 0.50%, 5/15/2023		386	398
Twilio, Inc. 0.25%, 6/1/2023		233	325

			2,806

Life Sciences Tools & Services — 0.1%
Illumina, Inc. 0.50%, 6/15/2021		420	513
Repligen Corp. 0.38%, 7/15/2024		317	334

			847

Machinery — 0.0% (b)
Fortive Corp. 0.88%, 2/15/2022		436	404

Media — 0.1%
DISH Network Corp. 3.38%, 8/15/2026		328	266
Liberty Interactive LLC 1.75%, 9/30/2046 (d)		357	474
Liberty Media Corp. 1.38%, 10/15/2023		268	253

			993

Oil, Gas & Consumable Fuels — 0.1%
BP Capital Markets plc (United Kingdom) Series BP, 1.00%, 4/28/2023 (c)	GBP	100	124
Golar LNG Ltd. (Bermuda) 2.75%, 2/15/2022		325	207
Oasis Petroleum, Inc. 2.63%, 9/15/2023		20	2
TOTAL SA (France) Series FP, 0.50%, 12/2/2022 (c)		400	375

			708

Real Estate Management & Development — 0.0% (b)
Smart Insight International Ltd. (China) 4.50%, 12/5/2023 (c)	HKD	2,000	252

Semiconductors & Semiconductor Equipment — 0.4%
Advanced Micro Devices, Inc. 2.13%, 9/1/2026		126	722
Microchip Technology, Inc. 1.63%, 2/15/2027		1,192	1,224

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)		Value (000)
ON Semiconductor Corp. 1.63%, 10/15/2023		407		404
Semiconductor Manufacturing International Corp. (China) Series 981, Zero Coupon, 7/7/2022 (c)		250		323
Silicon Laboratories, Inc. 1.38%, 3/1/2022		209		231
STMicroelectronics NV (Switzerland) Series A, Zero Coupon, 7/3/2022 (c)		600		717

				3,621

Software — 0.6%
Atlassian, Inc. 0.63%, 5/1/2023		290		505
Coupa Software, Inc. 0.13%, 6/15/2025 (d)		492		544
CyberArk Software Ltd., Zero Coupon, 11/15/2024 (d)		210		182
DocuSign, Inc. 0.50%, 9/15/2023		190		267
Envestnet, Inc. 1.75%, 6/1/2023		270		276
Five9, Inc. 0.13%, 5/1/2023		179		339
Palo Alto Networks, Inc. 0.75%, 7/1/2023		572		552
Proofpoint, Inc. 0.25%, 8/15/2024 (d)		302		284
ServiceNow, Inc., Zero Coupon, 6/1/2022		304		647
Splunk, Inc. 0.50%, 9/15/2023		401		430
Workday, Inc. 0.25%, 10/1/2022		226		250
Xero Investments Ltd. (New Zealand) 2.38%, 10/4/2023 (c)		474		538
Zendesk, Inc. 0.25%, 3/15/2023		153		181

				4,995

Specialty Retail — 0.0% (b)
Zhongsheng Group Holdings Ltd. (China), Zero Coupon, 5/23/2023 (c)	HKD	3,000		402

Textiles, Apparel & Luxury Goods — 0.2%
adidas AG (Germany) Series ADS, 0.05%, 9/12/2023 (c)	EUR	600		694
Kering SA (France), Zero Coupon, 9/30/2022 (c)	EUR	300		325
LVMH Moet Hennessy Louis Vuitton SE (France) Series MCFP, Zero Coupon, 2/16/2021 (c)		182 Units		735

				1,754

Transportation Infrastructure — 0.1%
Shanghai Port Group BVI Holding Co. Ltd. (China), Zero Coupon, 8/9/2021 (c)		558		531

Wireless Telecommunication Services — 0.0% (b)
Vodafone Group plc (United Kingdom) 1.50%, 3/12/2022 (c)	GBP	400		446

TOTAL CONVERTIBLE BONDS (Cost $33,642)				31,767

		Shares (000)
EXCHANGE-TRADED FUNDS — 2.6%
Alternative Assets — 2.6%
JPMorgan BetaBuilders MSCI US REIT ETF (m)		354		22,852

International Equity — 0.0% (b)
iShares MSCI EAFE ETF		1		72

U.S. Equity — 0.0% (b)
SPDR S&P 500 ETF Trust		–	(a)	34

TOTAL EXCHANGE-TRADED FUNDS (Cost $30,531)				22,958

		Principal Amount (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.3%
BANK
Series 2019-BN21, Class XA, IO, 1.00%, 10/17/2052 (k)		5,623		350
Series 2019-BN20, Class XA, IO, 0.84%, 9/15/2062 (k)		2,345		143
Series 2020-BN25, Class XA, IO, 0.89%, 1/15/2063 (k)		7,058		469
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (d)		100		99
BX Commercial Mortgage Trust Series 2018-BIOA, Class D, 2.03%, 3/15/2037 ‡ (d) (k)		500		420
Commercial Mortgage Trust Series 2020-CBM, Class F, 3.63%, 2/10/2037 ‡ (d) (k)		270		161
DBGS Mortgage Trust Series 2018-5BP, Class B, 1.53%, 6/15/2033 ‡ (d) (k)		750		677
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ02, Class A2, 2.60%, 9/25/2020		2		2
Series KF12, Class A, 2.22%, 9/25/2022 (k)		44		43
Series KLU2, Class A7, 2.23%, 9/25/2025 (k)		300		317
Series K737, Class AM, 2.10%, 10/25/2026		290		299
Series KC04, Class X1, IO, 1.25%, 12/25/2026 (k)		3,360		207
Series K071, Class A2, 3.29%, 11/25/2027		411		466

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series K070, Class A2, 3.30%, 11/25/2027 (k)	413	468
Series K072, Class A2, 3.44%, 12/25/2027	118	135
Series K075, Class X3, IO, 2.13%, 5/25/2028 (k)	2,250	312
Series K086, Class X1, IO, 0.24%, 11/25/2028 (k)	12,346	248
Series K090, Class X1, IO, 0.71%, 2/25/2029 (k)	10,573	572
Series K090, Class X3, IO, 2.31%, 10/25/2029 (k)	3,390	566
Series K068, Class X3, IO, 2.06%, 10/25/2044 (k)	5,100	642
Series K729, Class X3, IO, 1.97%, 11/25/2044 (k)	4,530	361
Series K730, Class X3, IO, 2.04%, 2/25/2045 (k)	3,830	325
Series K072, Class X3, IO, 2.14%, 12/25/2045 (k)	5,070	689
Series K089, Class X3, IO, 2.30%, 1/25/2046 (k)	3,132	509
Series K088, Class X3, IO, 2.35%, 2/25/2047 (k)	3,610	596
Series K092, Class X3, IO, 2.25%, 5/25/2047 (k)	570	92
FNMA ACES
Series 2013-M7, Class A2, 2.28%, 12/27/2022	112	114
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (k)	470	505
Series 2014-M4, Class A2, 3.35%, 3/25/2024 (k)	400	425
Series 2014-M9, Class A2, 3.10%, 7/25/2024 (k)	440	470
Series 2017-M3, Class A2, 2.48%, 12/25/2026 (k)	85	89
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (k)	525	577
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (k)	400	434
Series 2017-M15, Class A2, 2.96%, 9/25/2027 (k)	200	215
Series 2018-M1, Class A2, 2.98%, 12/25/2027 (k)	120	131
Series 2018-M9, Class APT2, 3.12%, 4/25/2028 (k)	100	110
Series 2018-M10, Class A2, 3.38%, 7/25/2028 (k)	199	221
Series 2017-M5, Class A2, 3.18%, 4/25/2029 (k)	500	554
Series 2016-M4, Class X2, IO, 2.65%, 1/25/2039 (k)	3,122	231
FREMF Mortgage Trust
Series 2019-K736, Class C, 3.76%, 7/25/2026 (d) (k)	165	149
Series 2017-KF40, Class B, 4.22%, 11/25/2027 (d) (k)	472	378
Series 2015-K44, Class B, 3.68%, 1/25/2048 (d) (k)	200	194
Series 2016-K722, Class B, 3.84%, 7/25/2049 (d) (k)	220	218
GNMA
Series 2012-44, IO, 0.26%, 3/16/2049 (k)	2,222	15
Series 2013-80, IO, 0.90%, 3/16/2052 (k)	4,239	156
Series 2015-86, IO, 0.74%, 5/16/2052 (k)	2,154	85
Series 2014-186, IO, 0.73%, 8/16/2054 (k)	3,525	135
Series 2015-33, IO, 0.74%, 2/16/2056 (k)	3,778	163
Series 2015-59, IO, 1.00%, 6/16/2056 (k)	586	29
Series 2017-173, IO, 1.36%, 9/16/2057 (k)	1,213	99
Series 2016-105, IO, 1.04%, 10/16/2057 (k)	1,233	72
Series 2016-71, Class QI, IO, 0.97%, 11/16/2057 (k)	6,347	391
Series 2016-96, IO, 0.98%, 12/16/2057 (k)	498	30
Series 2017-86, IO, 0.77%, 5/16/2059 (k)	991	56
Series 2017-148, IO, 0.66%, 7/16/2059 (k)	1,227	61
Series 2017-171, IO, 0.70%, 9/16/2059 (k)	748	42
LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 5.77%, 7/15/2044 (k)	29	29
LB-UBS Commercial Mortgage Trust Series 2007-C6, Class AJ, 6.25%, 7/15/2040 (k)	163	157
ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.38%, 12/12/2049 ‡ (d) (k)	50	–	(a)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A3, 3.67%, 2/15/2047	106	106
Morgan Stanley Capital I Trust Series 2007-HQ11, Class X, IO, 0.22%, 2/12/2044 ‡ (d) (k)	41	–	(a)
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (d)	150	147
UBS-Barclays Commercial Mortgage Trust Series 2013-C6, Class A4, 3.24%, 4/10/2046	114	116
Velocity Commercial Capital Loan Trust
Series 2019-1, Class A, 3.76%, 3/25/2049 (d) (k)	1,883	1,880
Series 2019-1, Class M1, 3.94%, 3/25/2049 ‡ (d) (k)	815	773
Series 2019-3, Class A, 3.03%, 10/25/2049 (d) (k)	512	464

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
VNDO Mortgage Trust Series 2013-PENN, Class A, 3.81%, 12/13/2029 (d)	250		249
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4, 4.38%, 3/15/2044 (d)	482		488
Series 2012-C6, Class A4, 3.44%, 4/15/2045	197		198

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $21,000)			20,124

	Shares (000)
INVESTMENT COMPANIES — 1.5%
Fixed Income — 1.5%
JPMorgan Emerging Markets Debt Fund Class R6 Shares (m)	1,799		12,072
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (m)	121		838

Total Fixed Income			12,910

TOTAL INVESTMENT COMPANIES (Cost $15,231)			12,910

	Principal Amount (000)
MORTGAGE-BACKED SECURITIES — 0.9%
FHLMC Gold Pools, 15 Year
Pool # G13603, 5.50%, 2/1/2024	5		5
Pool # G16039, 3.50%, 1/1/2032	223		235
FHLMC Gold Pools, 30 Year
Pool # C00401, 8.00%, 4/1/2025	–	(a)	–	(a)
Pool # C80313, 8.00%, 5/1/2025	–	(a)	–	(a)
Pool # D69343, 7.00%, 2/1/2026	1		2
Pool # C00460, 7.50%, 5/1/2026	1		1
Pool # C00472, 8.50%, 7/1/2026	2		2
Pool # C00542, 7.50%, 8/1/2027	1		2
Pool # A51176, 6.00%, 8/1/2036	39		44
Pool # A57681, 6.00%, 12/1/2036	4		5
Pool # G05405, 5.50%, 2/1/2039	56		63
Pool # G06493, 4.50%, 5/1/2041	103		113
Pool # Q53637, 3.50%, 1/1/2048	617		655
FNMA UMBS, 15 Year Pool # 995381, 6.00%, 1/1/2024	7		8
FNMA UMBS, 20 Year Pool # 929142, 5.50%, 2/1/2028	36		40
FNMA UMBS, 30 Year
Pool # 124555, 8.00%, 11/1/2022	3		3
Pool # 250085, 8.00%, 6/1/2024	–	(a)	–	(a)
Pool # 250114, 9.00%, 8/1/2024	3		4
Pool # 337115, 6.50%, 2/1/2026	2		2
Pool # 346269, 7.00%, 5/1/2026	4		4
Pool # AL0045, 6.00%, 12/1/2032	20		23
Pool # 702901, 6.00%, 5/1/2033	37		42
Pool # 729379, 6.00%, 8/1/2033	3		3
Pool # 735503, 6.00%, 4/1/2035	26		30
Pool # 888460, 6.50%, 10/1/2036	39		48
Pool # 888890, 6.50%, 10/1/2037	8		9
Pool # 949320, 7.00%, 10/1/2037	3		4
Pool # 995149, 6.50%, 10/1/2038	31		37
Pool # 994410, 7.00%, 11/1/2038	17		21
Pool # BM3375, 4.00%, 1/1/2048	318		346
FNMA, Other
Pool # AM3165, 3.05%, 10/1/2020	135		135
Pool # 465973, 3.59%, 10/1/2020	87		87
Pool # 465721, 4.04%, 10/1/2020	400		400
Pool # 466430, 3.37%, 11/1/2020	185		185
Pool # 466854, 3.70%, 12/1/2020	124		124
Pool # 468066, 4.30%, 6/1/2021	448		462
Pool # 469873, 3.03%, 12/1/2021	84		86
Pool # AL2044, 3.82%, 5/1/2022 (k)	123		127
Pool # 471580, 2.84%, 6/1/2022	213		219

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Pool # 471513, 2.90%, 6/1/2022	84		87
Pool # AL3594, 2.70%, 4/1/2023 (k)	149		156
Pool # BL4638, 2.48%, 5/1/2026	500		533
Pool # AM8529, 3.03%, 4/1/2027	350		386
Pool # AN5182, 3.39%, 4/1/2027	345		389
Pool # AN0502, 3.35%, 1/1/2028	290		328
Pool # AN2069, 2.35%, 8/1/2028	270		289
Pool # AN2466, 2.57%, 8/1/2028	248		268
Pool # AM6756, 3.57%, 10/1/2029	272		314
Pool # AM6760, 3.57%, 10/1/2029	272		314
Pool # BL4956, 2.41%, 11/1/2029	507		542
Pool # BL4333, 2.52%, 11/1/2029	400		431
GNMA I, 30 Year
Pool # 323423, 8.50%, 6/15/2022	5		5
Pool # 780708, 8.50%, 12/15/2022	1		1
Pool # 376038, 8.00%, 4/15/2024	2		2
Pool # 401860, 7.50%, 6/15/2025	7		7
Pool # 413007, 7.00%, 8/15/2025	5		5
Pool # 416192, 6.50%, 4/15/2026	2		2
Pool # 424185, 6.50%, 4/15/2026	7		8
Pool # 375344, 7.00%, 5/15/2026	21		21
Pool # 451932, 8.00%, 9/15/2027	7		8
Pool # 430634, 6.50%, 3/15/2028	6		7
GNMA II, 30 Year
Pool # 2083, 8.50%, 9/20/2025	4		4
Pool # 2619, 8.00%, 7/20/2028	2		2
Pool # BQ3224, 4.50%, 9/20/2049	396		436

TOTAL MORTGAGE-BACKED SECURITIES (Cost $7,713)			8,121

	Shares
CONVERTIBLE PREFERRED STOCKS — 0.6%
Banks — 0.3%
Bank of America Corp. Series L, 7.25% ($1,000 par value)	1		1,189
Wells Fargo & Co. Series L, 7.50% ($1,000 par value)	1		1,415

			2,604

Chemicals — 0.0% (b)
International Flavors & Fragrances, Inc. 6.00%, 9/15/2021 ($50 par value)	8		307

Electric Utilities — 0.0% (b)
NextEra Energy, Inc. 4.87%, 9/1/2022 ($50 par value)	9		408

Equity Real Estate Investment Trusts (REITs) — 0.0% (b)
Crown Castle International Corp. Series A, 6.88%, 8/1/2020 ($1,000 par value)	–	(a)	237

Food Products — 0.1%
Bunge Ltd. 4.88% ($100 par value)	5		488

Machinery — 0.0% (b)
Stanley Black & Decker, Inc. 5.38%, 5/15/2020 ($100 par value)	3		223

Multi-Utilities — 0.1%
Sempra Energy Series B, 6.75%, 7/15/2021 ($100 par value)	7		628

Semiconductors & Semiconductor Equipment — 0.1%
Broadcom, Inc. Series A, 8.00%, 9/30/2022 ($1,000 par value)	1		757

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,260)			5,652

	Principal Amount (000)
LOAN ASSIGNMENTS — 0.1% (n)
Auto Components — 0.0% (b)
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.20%, 4/6/2024 (e)	5		4

Chemicals — 0.0% (b)
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 3.20%, 6/1/2024 (e)	51		48

Communications Equipment — 0.0% (b)
Avaya, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.96%, 12/15/2024 (e)	179		152

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Food & Staples Retailing — 0.0% (b)
Moran Foods LLC, 1st Lien Bridge Loan (ICE LIBOR USD 3 Month + 8.00%), 9.91%, 12/31/2100 ‡ (e)	40	40
Moran Foods LLC, Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 9.78%, 12/5/2023 (e)	233	24

		64

Health Care Providers & Services — 0.0% (b)
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 4.20%, 6/7/2023 (e)	195	172

Hotels, Restaurants & Leisure — 0.0% (b)
Golden Nugget, Inc., 1st Lien Term Loan B ((ICE LIBOR USD 1 Month + 5.25%; ICE LIBOR USD 3 Month + 5.25%)), 3.58%, 10/4/2023 (e)	70	55
UFC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 4/29/2026 (e)	53	46

		101

Machinery — 0.0% (b)
Navistar, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.28%, 11/6/2024 (e)	61	53

Multiline Retail — 0.0% (b)
Neiman Marcus Group Ltd., Term Loan (ICE LIBOR USD 1 Month + 5.50%), 6.52%, 10/25/2023 (e)	40	14

Oil, Gas & Consumable Fuels — 0.1%
California Resources Corp., Senior Secured First Out (ICE LIBOR USD 3 Month + 4.75%), 6.36%, 12/31/2022 (e)	320	70
Gulf Finance LLC, 1st Lien Term Loan B ((ICE LIBOR USD 1 Month + 2.50%; ICE LIBOR USD 3 Month + 2.50%)), 6.79%, 8/25/2023 (e)	52	26
Ultra Resources, Inc., Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.45%, 4/12/2024 (e)	202	95

		191

Pharmaceuticals — 0.0% (b)
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.61%, 6/2/2025 (e)	161	152

TOTAL LOAN ASSIGNMENTS (Cost $1,603)		951

MUNICIPAL BONDS — 0.1% (o)
New York — 0.0% (b)
Other Revenue — 0.0% (b)
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series D, Rev., 5.60%, 3/15/2040	35	42

Ohio — 0.1%
Hospital — 0.0% (b)
County of Hamilton Rev., AGM, 3.76%, 6/1/2042	40	42

Other Revenue — 0.1%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	210	326

Total Ohio		368

TOTAL MUNICIPAL BONDS (Cost $286)		410

	Shares (000)
PREFERRED STOCKS — 0.0% (b)
Internet & Direct Marketing Retail — 0.0% (b)
MYT Holding Co. 10.00%, 6/7/2029 (d)	75	56

Multi-Utilities — 0.0% (b)
Dominion Energy, Inc. Series A, 7.25%, 6/1/2022 ($100 par value)	3	299

TOTAL PREFERRED STOCKS (Cost $406)		355

	Principal Amount (000)
U.S. GOVERNMENT AGENCY SECURITIES — 0.0% (b)
Resolution Funding Corp. STRIPS 1.81%, 7/15/2020 (p)	250	250
Tennessee Valley Authority 4.63%, 9/15/2060	44	68

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $292)		318

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
FOREIGN GOVERNMENT SECURITIES — 0.0% (b)
Bonos de la Tesoreria (Peru) 5.63%, 11/18/2050	20	29
Mex Bonos Desarr Fix Rt (Mexico)
4.00%, 10/2/2023	86	88
5.55%, 1/21/2045	143	161

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $251)		278

	No. of Warrants (000)
WARRANTS — 0.0% (b)
Wireless Telecommunication Services — 0.0% (b)
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD * ‡ (Cost $52)	3	41

	No. of Rights (000)
RIGHTS — 0.0% (b)
Media — 0.0% (b)
Media General, Inc., CVR * ‡ (Cost $—)	23	–	(a)

	Shares (000)
SHORT-TERM INVESTMENTS — 4.0%
INVESTMENT COMPANIES — 4.0%
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (Short-Term Investment) (m) (q)	33,302	33,306
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.07% (Short-Term Investment) (m) (q)	1,555	1,555

TOTAL INVESTMENT COMPANIES (Cost $34,856)		34,861

Total Investments — 96.6% (Cost $846,083)		853,499
Other Assets Less Liabilities — 3.4%		30,396

Net Assets — 100.0%		883,895

Percentages indicated are based on net assets.

PORTFOLIO COMPOSITION BY COUNTRY**
United States	72.0%
China	3.1
Japan	2.6
France	2.5
United Kingdom	2.1
Switzerland	2.0
Germany	1.4
Taiwan	1.3
India	1.1
Others (each less than 1.0%)	7.8
Short-Term Investments	4.1

** Percentages indicated are based upon total investments as of March 31, 2020.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
AGM	Insured by Assured Guaranty Municipal Corp.
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CHF	Swiss Franc
CVA	Dutch Certification
CVR	Contingent Value Rights
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EUR	Euro
FDR	Finnish Depository Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of March 31, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	Japanese Yen
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
RTS	Russian Trading System
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt
SGPS	Holding company
SPDR	Standard & Poor’s Depository Receipt
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Amount rounds to less than one thousand.
(b)	Amount rounds to less than 0.1% of net assets.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2020.
(f)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2020.
(g)	Security is an interest bearing note with preferred security characteristics.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2020.
(i)	Defaulted security.
(j)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(k)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2020.
(l)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(o)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(p)	The rate shown is the effective yield as of March 31, 2020.
(q)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	316	06/2020	AUD	29,274	(193)
Canada 10 Year Bond	317	06/2020	CAD	33,180	(21)
MSCI EAFE E-Mini Index	96	06/2020	USD	7,508	762
MSCI Emerging Markets E-Mini Index	1	06/2020	USD	42	(1)
S&P 500 E-Mini Index	423	06/2020	USD	54,408	2,637
TOPIX Index	26	06/2020	JPY	3,359	21
U.S. Treasury 10 Year Note	1,544	06/2020	USD	214,399	7,053
U.S. Treasury Ultra Bond	98	06/2020	USD	21,790	228

					10,486

Short Contracts
Hang Seng Index	(93)	04/2020	HKD	(14,114)	(122)
EURO STOXX 50 Index	(1,015)	06/2020	EUR	(30,242)	(3,294)
Euro-Bund	(263)	06/2020	EUR	(50,039)	663
MSCI Emerging Markets E-Mini Index	(80)	06/2020	USD	(3,378)	(89)
Russell 2000 E-Mini Index	(133)	06/2020	USD	(7,645)	(824)
SPI 200 Index	(69)	06/2020	AUD	(5,413)	(109)

					(3,775)

					6,711

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia, and Far East
EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of March 31, 2020 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CHF	418	USD	427	BNP Paribas	4/2/2020	8
EUR	5,105	USD	5,539	BNP Paribas	4/2/2020	92
EUR	428	USD	465	Citibank, NA	4/2/2020	7
GBP	562	USD	658	BNP Paribas	4/2/2020	40
HKD	13,382	USD	1,726	BNP Paribas	4/2/2020	–	(a)
JPY	119,836	USD	1,075	BNP Paribas	4/2/2020	40
JPY	23,650	USD	220	Citibank, NA	4/2/2020	–	(a)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	728	GBP	562	State Street Corp.	4/2/2020	30
AUD	4,959	CAD	4,246	Goldman Sachs International	4/22/2020	32
AUD	1,358	JPY	89,500	BNP Paribas	4/22/2020	2
AUD	4,843	JPY	311,144	TD Bank Financial Group	4/22/2020	82
AUD	1,388	USD	828	BNP Paribas	4/22/2020	26
AUD	508	USD	308	Goldman Sachs International	4/22/2020	5
CAD	8,777	AUD	9,922	Goldman Sachs International	4/22/2020	135
CAD	27,670	NZD	32,405	Goldman Sachs International	4/22/2020	334
CAD	2,773	USD	1,950	BNP Paribas	4/22/2020	21
CAD	4,303	USD	2,949	Citibank, NA	4/22/2020	110
CAD	2,758	USD	1,950	Goldman Sachs International	4/22/2020	11
CAD	8,315	USD	5,757	TD Bank Financial Group	4/22/2020	152
CHF	1,707	USD	1,749	BNP Paribas	4/22/2020	27
CHF	274	USD	280	Goldman Sachs International	4/22/2020	5
COP	3,893,363	USD	938	Barclays Bank plc**	4/22/2020	19
EUR	1,954	AUD	3,385	BNP Paribas	4/22/2020	74
EUR	678	CAD	1,047	Goldman Sachs International	4/22/2020	4
EUR	8,323	CHF	8,811	Citibank, NA	4/22/2020	23
EUR	1,954	SEK	20,934	Barclays Bank plc	4/22/2020	39
EUR	5,321	USD	5,793	BNP Paribas	4/22/2020	79
EUR	7,984	USD	8,742	Goldman Sachs International	4/22/2020	70
EUR	5,248	USD	5,640	HSBC Bank, NA	4/22/2020	153
GBP	293	AUD	592	State Street Corp.	4/22/2020	–	(a)
GBP	8,025	CHF	9,488	Citibank, NA	4/22/2020	104
GBP	8,907	USD	10,461	Goldman Sachs International	4/22/2020	607
ILS	1,016	USD	284	BNP Paribas	4/22/2020	3
ILS	971	USD	258	Goldman Sachs International	4/22/2020	17
JPY	229,491	AUD	3,463	Goldman Sachs International	4/22/2020	6
JPY	123,189	NZD	1,847	Citibank, NA	4/22/2020	45
JPY	444,849	NZD	6,915	Goldman Sachs International	4/22/2020	15
JPY	325,215	USD	3,012	Citibank, NA	4/22/2020	16
JPY	325,313	USD	3,011	Goldman Sachs International	4/22/2020	18
JPY	953,264	USD	8,847	HSBC Bank, NA	4/22/2020	27
KRW	1,196,607	USD	978	Goldman Sachs International**	4/22/2020	5
MXN	33,835	USD	1,381	Goldman Sachs International	4/22/2020	40
MXN	4,146	USD	169	HSBC Bank, NA	4/22/2020	5
NZD	4,880	JPY	309,851	HSBC Bank, NA	4/22/2020	27
NZD	4,967	USD	2,952	BNP Paribas	4/22/2020	11
NZD	5,336	USD	3,063	HSBC Bank, NA	4/22/2020	120
PHP	239,617	USD	4,681	Goldman Sachs International**	4/22/2020	8
PLN	8,016	EUR	1,751	Citibank, NA	4/22/2020	5
PLN	2,049	USD	484	BNP Paribas	4/22/2020	10
PLN	4,272	USD	1,019	Goldman Sachs International	4/22/2020	13
RUB	72,855	USD	924	Barclays Bank plc**	4/22/2020	4
RUB	132,110	USD	1,670	Goldman Sachs International**	4/22/2020	13
SEK	29,132	USD	2,908	BNP Paribas	4/22/2020	39
USD	367	AUD	569	BNP Paribas	4/22/2020	16
USD	2,102	AUD	3,307	Citibank, NA	4/22/2020	68
USD	1,046	AUD	1,654	Goldman Sachs International	4/22/2020	29
USD	955	AUD	1,461	State Street Corp.	4/22/2020	56
USD	4,503	BRL	21,522	Citibank, NA**	4/22/2020	367
USD	6,234	CAD	8,705	Barclays Bank plc	4/22/2020	47
USD	2,449	CAD	3,388	BNP Paribas	4/22/2020	41
USD	4,481	CAD	6,093	Goldman Sachs International	4/22/2020	150

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	8,324	CHF	7,929	Barclays Bank plc	4/22/2020	77
USD	6,551	CHF	6,103	Citibank, NA	4/22/2020	203
USD	1,058	CLP	897,844	Citibank, NA**	4/22/2020	8
USD	2,375	CLP	2,002,635	Goldman Sachs International**	4/22/2020	33
USD	26	CNY	181	BNP Paribas**	4/22/2020	–	(a)
USD	2,082	COP	8,240,499	Goldman Sachs International**	4/22/2020	56
USD	1,151	CZK	25,805	Citibank, NA	4/22/2020	113
USD	392	CZK	8,773	Goldman Sachs International	4/22/2020	39
USD	10,292	EUR	9,068	Citibank, NA	4/22/2020	283
USD	14,462	EUR	12,887	Goldman Sachs International	4/22/2020	238
USD	9,139	EUR	8,165	HSBC Bank, NA	4/22/2020	127
USD	534	EUR	473	TD Bank Financial Group	4/22/2020	12
USD	5,766	GBP	4,622	Citibank, NA	4/22/2020	22
USD	1,324	HUF	390,235	Citibank, NA	4/22/2020	131
USD	920	HUF	300,495	Goldman Sachs International	4/22/2020	1
USD	3,403	IDR	50,173,387	Barclays Bank plc**	4/22/2020	327
USD	2,258	INR	169,547	Barclays Bank plc**	4/22/2020	32
USD	9,610	JPY	1,006,266	BNP Paribas	4/22/2020	241
USD	1,950	JPY	207,140	Citibank, NA	4/22/2020	22
USD	20,778	JPY	2,181,512	Goldman Sachs International	4/22/2020	469
USD	2,423	KRW	2,914,579	Barclays Bank plc**	4/22/2020	29
USD	1,310	MXN	28,847	Barclays Bank plc	4/22/2020	98
USD	378	NZD	595	Barclays Bank plc	4/22/2020	23
USD	2,121	NZD	3,415	BNP Paribas	4/22/2020	84
USD	2,164	NZD	3,512	Goldman Sachs International	4/22/2020	68
USD	387	NZD	619	Standard Chartered Bank	4/22/2020	18
USD	1,276	PHP	64,909	Barclays Bank plc**	4/22/2020	6
USD	1,877	PLN	7,744	BNP Paribas	4/22/2020	5
USD	355	RON	1,510	Citibank, NA	4/22/2020	11
USD	1,174	RON	5,086	Goldman Sachs International	4/22/2020	16
USD	1,201	RUB	94,075	Barclays Bank plc**	4/22/2020	2
USD	392	RUB	28,738	Goldman Sachs International**	4/22/2020	26
USD	2,153	SEK	21,050	Barclays Bank plc	4/22/2020	24
USD	2,159	SEK	20,781	BNP Paribas	4/22/2020	58
USD	746	SEK	7,062	Goldman Sachs International	4/22/2020	32
USD	138	SGD	194	BNP Paribas	4/22/2020	1
USD	2,296	THB	73,599	Goldman Sachs International	4/22/2020	53
USD	1,643	TRY	10,695	Barclays Bank plc	4/22/2020	35
USD	9,635	TWD	287,097	Barclays Bank plc**	4/22/2020	114
USD	983	ZAR	16,875	Citibank, NA	4/22/2020	43
USD	4,428	ZAR	72,229	Goldman Sachs International	4/22/2020	402
CHF	45	USD	47	BNP Paribas	4/29/2020	–	(a)
CHF	768	USD	785	Credit Suisse International	4/29/2020	14
CHF	42	USD	44	Merrill Lynch International	4/29/2020	–	(a)
CHF	51	USD	52	State Street Corp.	4/29/2020	1
DKK	1,423	USD	210	TD Bank Financial Group	4/29/2020	1
EUR	952	CAD	1,476	Merrill Lynch International	4/29/2020	2
EUR	1,115	USD	1,215	BNP Paribas	4/29/2020	16
EUR	985	USD	1,054	Merrill Lynch International	4/29/2020	33
EUR	1,192	USD	1,283	State Street Corp.	4/29/2020	33
EUR	378	USD	417	TD Bank Financial Group	4/29/2020	1
GBP	116	USD	140	Citibank, NA	4/29/2020	4
GBP	725	USD	837	State Street Corp.	4/29/2020	64
HKD	3,604	USD	463	Merrill Lynch International	4/29/2020	1

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
HKD	5,142	USD	662	State Street Corp.	4/29/2020	1
NOK	5,093	USD	450	State Street Corp.	4/29/2020	40
USD	74	CHF	70	Citibank, NA	4/29/2020	1
USD	34	CHF	32	Credit Suisse International	4/29/2020	– (a)
USD	44	CHF	42	Merrill Lynch International	4/29/2020	– (a)
USD	497	DKK	3,342	Goldman Sachs International	4/29/2020	3
USD	18	DKK	124	TD Bank Financial Group	4/29/2020	– (a)
USD	1,458	EUR	1,309	BNP Paribas	4/29/2020	13
USD	323	EUR	291	Merrill Lynch International	4/29/2020	2
USD	5,774	EUR	5,204	State Street Corp.	4/29/2020	28
USD	231	EUR	208	TD Bank Financial Group	4/29/2020	1
USD	80	GBP	63	BNP Paribas	4/29/2020	1
USD	287	GBP	223	Citibank, NA	4/29/2020	10
USD	333	GBP	259	Merrill Lynch International	4/29/2020	11
USD	458	GBP	350	State Street Corp.	4/29/2020	23
USD	8	NOK	74	Citibank, NA	4/29/2020	1
USD	21	NOK	193	Goldman Sachs International	4/29/2020	2
USD	522	NOK	4,704	Merrill Lynch International	4/29/2020	70
USD	7	SEK	70	BNP Paribas	4/29/2020	– (a)
USD	11	SEK	107	TD Bank Financial Group	4/29/2020	– (a)
JPY	8,046	USD	74	BNP Paribas	4/30/2020	1
JPY	613,211	USD	5,615	Goldman Sachs International	4/30/2020	95
JPY	50,500	USD	461	Merrill Lynch International	4/30/2020	9
USD	171	JPY	18,306	BNP Paribas	4/30/2020	– (a)
USD	272	JPY	28,373	Citibank, NA	4/30/2020	8
USD	139	JPY	14,887	Credit Suisse International	4/30/2020	– (a)
USD	186	JPY	19,963	Merrill Lynch International	4/30/2020	– (a)
EUR	212	USD	229	Citibank, NA	5/4/2020	5
USD	268	EUR	242	State Street Corp.	5/4/2020	1
USD	2,455	TRY	15,376	BNP Paribas	5/22/2020	164
USD	1,239	TRY	7,768	Citibank, NA	5/22/2020	81

Total unrealized appreciation						7,875

EUR	226	USD	251	Citibank, NA	4/2/2020	(2)
EUR	204	USD	233	State Street Corp.	4/2/2020	(8)
EUR	232	USD	259	TD Bank Financial Group	4/2/2020	(3)
USD	430	CHF	418	State Street Corp.	4/2/2020	(4)
USD	6,762	EUR	6,195	Credit Suisse International	4/2/2020	(70)
USD	1,717	HKD	13,382	BNP Paribas	4/2/2020	(9)
USD	1,302	JPY	143,486	Barclays Bank plc	4/2/2020	(33)
AUD	10,408	CAD	9,345	Goldman Sachs International	4/22/2020	(239)
AUD	3,307	CHF	1,992	Citibank, NA	4/22/2020	(38)
AUD	3,356	EUR	1,912	BNP Paribas	4/22/2020	(46)
AUD	14,741	GBP	7,362	Citibank, NA	4/22/2020	(80)
AUD	10,735	USD	6,746	Citibank, NA	4/22/2020	(143)
AUD	916	USD	598	State Street Corp.	4/22/2020	(34)
BRL	1,464	USD	288	Citibank, NA**	4/22/2020	(6)
BRL	6,868	USD	1,407	Goldman Sachs International**	4/22/2020	(87)
CAD	626	USD	446	Merrill Lynch International	4/22/2020	(2)
CHF	2,095	CAD	3,088	Barclays Bank plc	4/22/2020	(16)
CHF	4,947	EUR	4,680	Citibank, NA	4/22/2020	(21)
CHF	562	EUR	531	Goldman Sachs International	4/22/2020	(2)
CHF	2,736	EUR	2,597	HSBC Bank, NA	4/22/2020	(21)
CHF	4,029	EUR	3,817	TD Bank Financial Group	4/22/2020	(23)
CHF	8,087	GBP	7,076	Citibank, NA	4/22/2020	(382)
CHF	935	GBP	806	Credit Suisse International	4/22/2020	(29)
CHF	998	GBP	835	Goldman Sachs International	4/22/2020	– (a)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CHF	282	GBP	244	TD Bank Financial Group	4/22/2020	(10)
CHF	1,360	USD	1,439	BNP Paribas	4/22/2020	(24)
CHF	3,114	USD	3,325	Citibank, NA	4/22/2020	(86)
CHF	4,055	USD	4,254	Goldman Sachs International	4/22/2020	(37)
CLP	849,814	USD	1,001	Barclays Bank plc**	4/22/2020	(7)
CLP	2,898,664	USD	3,463	Citibank, NA**	4/22/2020	(74)
COP	4,137,919	USD	1,023	Goldman Sachs International**	4/22/2020	(6)
CZK	86,189	USD	3,676	Royal Bank of Canada	4/22/2020	(208)
EUR	2,682	CAD	4,185	BNP Paribas	4/22/2020	(14)
EUR	2,719	CAD	4,228	Goldman Sachs International	4/22/2020	(4)
EUR	2,591	SEK	28,649	Goldman Sachs International	4/22/2020	(37)
EUR	2,632	SEK	29,510	HSBC Bank, NA	4/22/2020	(79)
EUR	24,460	USD	27,235	Barclays Bank plc	4/22/2020	(237)
EUR	8,134	USD	9,307	BNP Paribas	4/22/2020	(329)
EUR	5,726	USD	6,422	Goldman Sachs International	4/22/2020	(102)
EUR	520	USD	589	Merrill Lynch International	4/22/2020	(15)
GBP	1,671	CAD	2,942	Citibank, NA	4/22/2020	(15)
GBP	3,621	EUR	4,162	BNP Paribas	4/22/2020	(93)
GBP	765	USD	964	Goldman Sachs International	4/22/2020	(13)
GBP	1,001	USD	1,309	TD Bank Financial Group	4/22/2020	(65)
HUF	116,569	EUR	343	HSBC Bank, NA	4/22/2020	(22)
HUF	127,315	USD	419	BNP Paribas	4/22/2020	(30)
HUF	1,070,596	USD	3,506	State Street Corp.	4/22/2020	(232)
IDR	7,663,236	USD	475	Citibank, NA**	4/22/2020	(5)
IDR	34,575,559	USD	2,141	Goldman Sachs International**	4/22/2020	(20)
INR	84,720	USD	1,136	Barclays Bank plc**	4/22/2020	(24)
JPY	158,337	AUD	2,514	Goldman Sachs International	4/22/2020	(73)
JPY	222,457	CAD	2,960	BNP Paribas	4/22/2020	(33)
JPY	100,052	GBP	786	Citibank, NA	4/22/2020	(45)
JPY	299,229	NZD	4,823	HSBC Bank, NA	4/22/2020	(92)
JPY	1,016,801	USD	9,575	Barclays Bank plc	4/22/2020	(109)
JPY	227,496	USD	2,184	BNP Paribas	4/22/2020	(65)
JPY	668,032	USD	6,458	Citibank, NA	4/22/2020	(239)
JPY	952,665	USD	9,013	Goldman Sachs International	4/22/2020	(144)
KRW	492,855	USD	408	Goldman Sachs International**	4/22/2020	(3)
MXN	68,090	USD	3,148	BNP Paribas	4/22/2020	(286)
MXN	23,458	USD	987	Goldman Sachs International	4/22/2020	(2)
NZD	3,407	CAD	2,936	Citibank, NA	4/22/2020	(54)
NZD	10,222	CAD	8,829	HSBC Bank, NA	4/22/2020	(177)
NZD	9,847	CAD	8,364	TD Bank Financial Group	4/22/2020	(70)
NZD	3,442	EUR	1,912	Goldman Sachs International	4/22/2020	(57)
NZD	1,646	JPY	108,249	Goldman Sachs International	4/22/2020	(26)
NZD	25,224	USD	15,485	State Street Corp.	4/22/2020	(436)
PLN	4,218	USD	1,115	Citibank, NA	4/22/2020	(96)
PLN	3,420	USD	871	Goldman Sachs International	4/22/2020	(44)
RON	15,335	USD	3,526	Citibank, NA	4/22/2020	(34)
RUB	234,973	USD	3,233	Barclays Bank plc**	4/22/2020	(239)
RUB	24,554	USD	315	Citibank, NA**	4/22/2020	(2)
SEK	21,857	EUR	2,034	Barclays Bank plc	4/22/2020	(34)
SEK	57,264	EUR	5,252	BNP Paribas	4/22/2020	(5)
SEK	29,608	JPY	327,225	Goldman Sachs International	4/22/2020	(52)
SEK	67,547	USD	6,935	Goldman Sachs International	4/22/2020	(104)
THB	46,286	USD	1,417	Goldman Sachs International	4/22/2020	(6)
THB	35,203	USD	1,102	HSBC Bank, NA	4/22/2020	(29)
TRY	8,100	USD	1,252	Goldman Sachs International	4/22/2020	(34)
TRY	961	USD	148	Standard Chartered Bank	4/22/2020	(4)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
TRY	6,381	USD	1,003	TD Bank Financial Group	4/22/2020	(44)
TWD	142,119	USD	4,769	Barclays Bank plc**	4/22/2020	(56)
TWD	191,948	USD	6,415	Goldman Sachs International**	4/22/2020	(48)
TWD	11,329	USD	380	Merrill Lynch International**	4/22/2020	(4)
USD	1,907	AUD	3,179	Barclays Bank plc	4/22/2020	(49)
USD	977	AUD	1,645	BNP Paribas	4/22/2020	(35)
USD	376	AUD	626	Merrill Lynch International	4/22/2020	(9)
USD	1,152	CAD	1,639	BNP Paribas	4/22/2020	(13)
USD	2,998	CAD	4,220	Goldman Sachs International	4/22/2020	(2)
USD	2,949	CAD	4,214	TD Bank Financial Group	4/22/2020	(46)
USD	962	CHF	932	BNP Paribas	4/22/2020	(7)
USD	942	CLP	813,650	Barclays Bank plc**	4/22/2020	(9)
USD	1,981	COP	8,095,422	Barclays Bank plc**	4/22/2020	(9)
USD	960	COP	3,995,211	Goldman Sachs International**	4/22/2020	(22)
USD	2,050	CZK	51,610	Goldman Sachs International	4/22/2020	(26)
USD	7,479	EUR	6,924	Citibank, NA	4/22/2020	(163)
USD	4,380	GBP	3,683	Barclays Bank plc	4/22/2020	(197)
USD	4,344	GBP	3,683	HSBC Bank, NA	4/22/2020	(233)
USD	1,925	GBP	1,588	TD Bank Financial Group	4/22/2020	(48)
USD	3,318	ILS	12,162	Goldman Sachs International	4/22/2020	(118)
USD	2,946	JPY	318,483	Goldman Sachs International	4/22/2020	(19)
USD	959	KRW	1,189,065	Goldman Sachs International**	4/22/2020	(17)
USD	1,892	NZD	3,187	Citibank, NA	4/22/2020	(10)
USD	3,880	NZD	6,623	HSBC Bank, NA	4/22/2020	(72)
USD	2,403	PHP	123,671	Barclays Bank plc**	4/22/2020	(17)
USD	824	SEK	8,472	BNP Paribas	4/22/2020	(33)
USD	4,014	SEK	40,043	Goldman Sachs International	4/22/2020	(36)
ZAR	34,665	USD	2,062	Barclays Bank plc	4/22/2020	(130)
ZAR	16,768	USD	962	BNP Paribas	4/22/2020	(27)
ZAR	8,510	USD	486	Standard Chartered Bank	4/22/2020	(12)
AUD	3,887	USD	2,665	BNP Paribas	4/29/2020	(274)
CAD	5,048	USD	3,845	Merrill Lynch International	4/29/2020	(256)
DKK	81	USD	12	Citibank, NA	4/29/2020	– (a)
EUR	2,042	USD	2,313	State Street Corp.	4/29/2020	(58)
EUR	351	USD	394	TD Bank Financial Group	4/29/2020	(6)
GBP	56	USD	72	BNP Paribas	4/29/2020	(2)
GBP	223	USD	288	Goldman Sachs International	4/29/2020	(12)
GBP	617	USD	810	Merrill Lynch International	4/29/2020	(43)
NOK	1,455	USD	143	Merrill Lynch International	4/29/2020	(3)
SEK	6,994	USD	728	Merrill Lynch International	4/29/2020	(20)
SEK	3,032	USD	315	State Street Corp.	4/29/2020	(8)
SEK	1,239	USD	131	TD Bank Financial Group	4/29/2020	(6)
SGD	384	USD	284	Goldman Sachs International	4/29/2020	(14)
USD	768	AUD	1,332	Citibank, NA	4/29/2020	(51)
USD	52	CHF	51	Citibank, NA	4/29/2020	(1)
USD	458	CHF	444	Credit Suisse International	4/29/2020	(4)
USD	575	CHF	562	Merrill Lynch International	4/29/2020	(10)
USD	47	CHF	45	State Street Corp.	4/29/2020	– (a)
USD	373	DKK	2,533	BNP Paribas	4/29/2020	(1)
USD	20	DKK	140	Goldman Sachs International	4/29/2020	– (a)
USD	27	DKK	183	TD Bank Financial Group	4/29/2020	– (a)
USD	461	EUR	423	BNP Paribas	4/29/2020	(6)
USD	122	EUR	112	Citibank, NA	4/29/2020	(2)
USD	1,253	EUR	1,141	State Street Corp.	4/29/2020	(7)
USD	196	GBP	160	State Street Corp.	4/29/2020	(3)
USD	44	HKD	340	BNP Paribas	4/29/2020	– (a)
USD	6	NOK	64	Goldman Sachs International	4/29/2020	– (a)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
JPY	20,563	USD	195	Goldman Sachs International	4/30/2020	(4)
JPY	5,598	USD	53	Merrill Lynch International	4/30/2020	(1)
USD	552	JPY	60,980	BNP Paribas	4/30/2020	(16)
USD	108	JPY	12,016	Citibank, NA	4/30/2020	(4)
USD	194	JPY	21,221	Merrill Lynch International	4/30/2020	(3)
USD	135	JPY	14,768	State Street Corp.	4/30/2020	(3)
USD	92	JPY	10,088	TD Bank Financial Group	4/30/2020	(2)
USD	428	CHF	418	BNP Paribas	5/4/2020	(8)
USD	5,547	EUR	5,105	BNP Paribas	5/4/2020	(91)
USD	659	GBP	562	BNP Paribas	5/4/2020	(40)
USD	1,725	HKD	13,382	BNP Paribas	5/4/2020	(1)
USD	1,077	JPY	119,836	BNP Paribas	5/7/2020	(39)
TRY	7,722	USD	1,235	Goldman Sachs International	5/22/2020	(85)

Total unrealized depreciation						(8,275)

Net unrealized depreciation						(400)

Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand
(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with foreign equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at March 31, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$36,514	$22,397	$58,911
Collateralized Mortgage Obligations	—	52,548	12,525	65,073
Commercial Mortgage-Backed Securities	—	18,093	2,031	20,124
Common Stocks
Aerospace & Defense	2,485	2,248	—	4,733
Air Freight & Logistics	120	225	—	345
Airlines	817	44	—	861
Auto Components	15	587	—	602
Automobiles	2,219	3,188	—	5,407
Banks	20,194	11,463	—	31,657
Beverages	5,662	5,679	—	11,341
Biotechnology	8,662	481	—	9,143
Building Products	2,139	1,121	—	3,260
Capital Markets	13,832	3,145	—	16,977
Chemicals	1,881	4,271	—	6,152
Commercial Services & Supplies	3,286	278	—	3,564
Communications Equipment	1,477	154	—	1,631
Construction & Engineering	238	1,467	—	1,705
Construction Materials	1,264	1,329	—	2,593
Consumer Finance	1,514	50	—	1,564
Containers & Packaging	4,988	28	—	5,016
Distributors	992	4	—	996
Diversified Consumer Services	460	7	—	467
Diversified Financial Services	1,477	868	—	2,345
Diversified Telecommunication Services	3,047	2,207	—	5,254
Electric Utilities	9,354	2,545	—	11,899
Electrical Equipment	3,271	4,050	—	7,321
Electronic Equipment, Instruments & Components	2,589	3,979	—	6,568
Energy Equipment & Services	41	58	—	99
Entertainment	5,711	507	—	6,218
Equity Real Estate Investment Trusts (REITs)	8,697	572	—	9,269
Food & Staples Retailing	3,142	2,000	—	5,142
Food Products	1,301	6,553	—	7,854
Gas Utilities	184	455	—	639
Health Care Equipment & Supplies	8,771	1,797	—	10,568
Health Care Providers & Services	12,516	354	1	12,871
Health Care Technology	1,462	47	—	1,509
Hotels, Restaurants & Leisure	2,851	1,768	1	4,620
Household Durables	1,021	2,764	—	3,785
Household Products	2,902	756	—	3,658
Independent Power and Renewable Electricity Producers	9	147	—	156
Industrial Conglomerates	3,034	1,195	—	4,229
Insurance	8,520	14,539	—	23,059
Interactive Media & Services	12,186	5,892	—	18,078
Internet & Direct Marketing Retail	20,447	368	—	20,815
IT Services	15,985	3,332	—	19,317

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Leisure Products	$347	$110	$—		$457
Life Sciences Tools & Services	2,692	257	—		2,949
Machinery	7,356	6,401	—		13,757
Marine	—	72	—		72
Media	7,124	295	—		7,419
Metals & Mining	384	4,183	—		4,567
Multiline Retail	864	192	—		1,056
Multi-Utilities	606	446	—		1,052
Oil, Gas & Consumable Fuels	7,152	5,130	—		12,282
Paper & Forest Products	—	140	—		140
Personal Products	201	3,847	—		4,048
Pharmaceuticals	11,726	12,791	—		24,517
Professional Services	1,717	1,663	—		3,380
Real Estate Management & Development	1,307	2,579	—		3,886
Road & Rail	5,042	527	—		5,569
Semiconductors & Semiconductor Equipment	18,553	6,762	—		25,315
Software	26,994	1,837	—		28,831
Specialty Retail	10,323	1,472	—		11,795
Technology Hardware, Storage & Peripherals	8,665	4,530	—		13,195
Textiles, Apparel & Luxury Goods	1,117	5,908	—		7,025
Thrifts & Mortgage Finance	—	1,770	—		1,770
Tobacco	940	1,043	—		1,983
Trading Companies & Distributors	250	1,058	—		1,308
Transportation Infrastructure	71	260	—		331
Water Utilities	23	52	—		75
Wireless Telecommunication Services	320	1,052	—		1,372

Total Common Stocks	314,537	156,899	2		471,438

Convertible Bonds	—	31,767	—		31,767
Convertible Preferred Stocks	5,652	—	—		5,652
Corporate Bonds
Wireless Telecommunication Services	—	2,924	—	(a)	2,924
Other Corporate Bonds	—	74,665	—		74,665

Total Corporate Bonds	—	77,589	—	(a)	77,589

Exchange-Traded Funds	22,958	—	—		22,958
Foreign Government Securities	—	278	—		278
Investment Companies	12,910	—	—		12,910
Loan Assignments
Food & Staples Retailing	—	24	40		64
Other Loan Assignments	—	887	—		887

Total Loan Assignments	—	911	40		951

Mortgage-Backed Securities	—	8,121	—		8,121
Municipal Bonds	—	410	—		410
Preferred Stocks
Multi-Utilities	299	—	—		299

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Other Preferred Stocks	$—	$56	$—		$56

Total Preferred Stocks	299	56	—		355

Rights	—	—	—	(a)	— (a)
U.S. Government Agency Securities	—	318	—		318
U.S. Treasury Obligations	—	41,742	—		41,742
Warrants	—	—	41		41
Short-Term Investments
Investment Companies	34,861	—	—		34,861

Total Investments in Securities	$391,217	$425,246	$37,036		$853,499

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$7,875	$—		$7,875
Futures Contracts	11,364	—	—		11,364

Total Appreciation in Other Financial Instruments	$11,364	$7,875	$—		$19,239

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(8,275)	$—		$(8,275)
Futures Contracts	(1,128)	(3,525)	—		(4,653)

Total Depreciation in Other Financial Instruments	$(1,128)	$(11,800)	$—		$(12,928)

(a)	Amount rounds to less than one thousand.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of June 30, 2019		Realized gain (loss)	Change in unrealized appreciation (depreciation)		Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2020
Investments in Securities
Asset-Backed Securities	$26,405		$— (a)	$49		$(2,288)	$6,200	(7,558)	$101	$(512)	$22,397
Collateralized Mortgage Obligations	5,186		—	5		(2,072)	11,184	(1,778)	—	—	12,525
Commercial Mortgage-Backed Securities	3,220		(30)	(1)		(307)	262	(1,113)	—	—	2,031
Common Stocks - Health Care Providers & Services	—		—	—		(13)	2	—	12	—	1
Common Stocks - Hotels, Restaurants & Leisure	—		—	—		(6)	—	—	7	—	1
Corporate Bonds - Media	—	(b)	—	—		—	—	—	—	—	—
Corporate Bonds - Wireless Telecommunication Services	—	(a)	—	—		—	—	—	—	—	—	(a)
Loan Assignments - Food & Staples Retailing	—		—	—	(a)	— (a)	40	—	—	—	40
Rights - Media	—	(a)	—	—		—	—	—	—	—	—	(a)
Warrants - Wireless Telecommunication Services	45		—	—		(4)	—	—	—	—	41

Total	$34,856		$(30)	$53		$(4,690)	$17,688	$(10,449)	$120	$(512)	$37,036

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.
(b)	Value is zero.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2020, which were valued using significant unobservable inputs (level 3) amounted to approximately $(4,616,000).

There were no significant transfers into or out of level 3 for the period ended March 31, 2020.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at March 31, 2020		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$22,397		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (9.80%)
				Constant Default Rate	0.00% - 6.80% (2.09%)
				Yield (Discount Rate of Cash Flows)	3.49% - 21.93% (7.28%)
Asset-Backed Securities	22,397

	2,030		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (38.06%)

				Constant Default Rate	0.00% - 2.00% (0.76%)
				Yield (Discount Rate of Cash Flows)	3.61% - 16.01% (5.97%)
Commercial Mortgage-Backed Securities	2,030

	11,915		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 25.00% (16.66%)

				Constant Default Rate	0.00% - 5.60% (0.46%)
				Yield (Discount Rate of Cash Flows)	3.26% - 9.78% (6.43%)
Commercial Mortgage Obligation	11,915

	—	(b)	Pending Distribution Amount	Expected Recovery	0.00% (0.00%)

Rights	—	(b)

Total	$36,342

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At March 31, 2020, the value of these investments was approximately $694,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a) Unobservable inputs were weighted by the relative fair value of the instruments.

(b) Amount rounds to less than one thousand.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and an ETF which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETF distributions may be reinvested into the Underlying Funds and ETF. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$—	$30,424	$—	$—	$(7,572)	$22,852	354	$287	$27
JPMorgan Chase & Co.(b)	750	—	762	83	(71)	—	—	—	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	25,525	71	25,596	1,417	(1,417)	—	—	71	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	24,979	16,966	23,365	(3,651)	(2,857)	12,072	1,799	980	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	19,282	542	17,323	(330)	(1,333)	838	121	542	—
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (a) (c)	28,226	493,082	487,992	(13)	3	33,306	33,302	482	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.07% (a) (c)	1,043	20,894	20,381	— (d)	(1)	1,555	1,555	15	—

Total	$99,805	$561,979	$575,419	$(2,494)	$(13,248)	$70,623		$2,377	$27

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(c)	The rate shown is the current yield as of March 31, 2020.
(d)	Amount rounds to less than one thousand.

C. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.